As filed with the Securities and Exchange Commission on July 11, 2014
Securities Act File No.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. ☐

VOYA MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Suite 100, Arizona 85258-2034
(Address of Principal Executive Offices) (Zip Code)

1-800-262-3862
(Registrant’s Area Code and Telephone Number)

Huey P. Falgout, Jr.

Voya Investment Management

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258-2034

(Name and Address of Agent for Service)

With copies to:

Jeffrey S. Puretz, Esq.

Dechert LLP

1900 K Street, NW

Washington, DC 20006-2401

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on August 18, 2014, pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

Title of Securities Being Registered: Class A, Class B, Class C, Class I, and Class W of Voya Global Equity Dividend Fund

Voya Global Opportunities Fund

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

(800) 992-0180

September 3, 2014

Dear Shareholder:

On behalf of the Board of Trustees (the “Board”) of Voya Global Opportunities Fund (“Global Opportunities Fund”), we are pleased to invite you to a special meeting of shareholders (the “Special Meeting”) of Global Opportunities Fund. The Special Meeting is scheduled for 1:00 p.m., Local time, on October 23, 2014, at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034.

At the Special Meeting, shareholders of Global Opportunities Fund will be asked to vote on the proposed reorganization (the “Reorganization”) of Global Opportunities Fund with and into Voya Global Equity Dividend Fund (“Global Dividend Fund,” and, together with Global Opportunities Fund, the “Funds”). The Funds are members of the Voya family of funds.

If the Reorganization is approved by shareholders, you will become a shareholder of Global Dividend Fund beginning on the date the Reorganization occurs. The Reorganization would provide shareholders of Global Opportunities Fund with an opportunity to participate in a fund that seeks growth of capital with dividend income as a secondary consideration.

Formal notice of the Special Meeting appears on the next page, followed by a combined proxy statement and prospectus (the “Proxy Statement/Prospectus”). The Reorganization is discussed in detail in the enclosed Proxy Statement/Prospectus, which you should read carefully. The Board recommends that you vote “FOR” the Reorganization.

Your vote is important regardless of the number of shares you own. To avoid the added cost of follow-up solicitations and possible adjournments, please read the Proxy Statement/Prospectus and cast your vote. It is important that your vote be received no later than October 22, 2014.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

Shaun P. Mathews
President and Chief Executive Officer

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NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

OF

Voya Global Opportunities Fund

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

(800) 992-0180

Scheduled for October 23, 2014

To the Shareholders:

NOTICE IS HEREBY GIVEN that a special meeting of the shareholders (the “Special Meeting”) of Voya Global Opportunities Fund (“Global Opportunities Fund”) is scheduled for 1:00 p.m., Local time, on October 23, 2014 at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034.

At the Special Meeting, Global Opportunities Fund’s shareholders will be asked:

1.	To approve an Agreement and Plan of Reorganization by and between Global Opportunities Fund and Voya Global Equity Dividend Fund (“Global Dividend Fund”), providing for the reorganization of Global Opportunities Fund with and into Global Dividend Fund (the “Reorganization”); and

2.	To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournments or postponements thereof, in the discretion of the proxies or their substitutes.

Please read the enclosed combined proxy statement and prospectus (the “Proxy Statement/Prospectus”) carefully for information concerning the Reorganization to be placed before the Special Meeting.

The Board of Trustees recommends that you vote “FOR” the Reorganization.

Shareholders of record as of the close of business on July 25, 2014 are entitled to notice of, and to vote at, the Special Meeting and are also entitled to vote at any adjournments or postponements thereof. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Special Meeting, please complete, sign, and return the enclosed Proxy Ballot by October 22, 2014 so that a quorum will be present and a maximum number of shares may be voted. Proxies may be revoked at any time before they are exercised by submitting a revised Proxy Ballot, by giving written notice of revocation to Global Opportunities Fund or by voting in person at the Special Meeting.

By Order of the Board of Trustees

Huey P. Falgout, Jr.
Secretary
September 3, 2014

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PROXY STATEMENT/PROSPECTUS

September 3, 2014

Special Meeting of Shareholders

of Voya Global Opportunities Fund

Scheduled for October 23, 2014

ACQUISITION OF THE ASSETS OF:	BY AND IN EXCHANGE FOR SHARES OF:

Voya Global Opportunities Fund (A series of Voya Mutual Funds) 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258-2034 (800) 992-0180	Voya Global Equity Dividend Fund (A series of Voya Mutual Funds) 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258-2034 (800) 992-0180
(each an open-end management investment company)

Important Notice Regarding the Availability of Proxy Materials for the Shareholder Meeting to be Held on October 23, 2014
This Proxy Statement/Prospectus and Notice of Special Meeting are available at: www.proxyvote.com/voya

The Prospectus/Proxy Statement explains concisely what you should know before voting on the matter described herein or investing in Voya Global Equity Dividend Fund. Please read it carefully and keep it for future reference.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TO OBTAIN MORE INFORMATION

To obtain more information about Voya Global Opportunities Fund (“Global Opportunities Fund”) and Voya Global Equity Dividend Fund (“Global Dividend Fund,” and together with Global Opportunities Fund, the “Funds” ), please write, call, or visit our website for a free copy of the current prospectus, statement of additional information, annual/semi-annual shareholder reports, or other information.

By Phone:	(800) 992-0180

By Mail:	Voya Investment Management 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258-2034

By Internet:	www.voyainvestments.com/literature

The following documents containing additional information about the Funds, each having been filed with the U.S. Securities and Exchange Commission (“SEC”), are incorporated by reference into this Proxy Statement/Prospectus:

1.	The Statement of Additional Information dated September 3, 2014 relating to this Proxy Statement/Prospectus;

2.	The Prospectus dated February 28, 2014, as supplemented May 1, 2014, and Statement of Additional Information dated February 28, 2014 for Global Opportunities Fund; and

3.	The Prospectus dated February 28, 2014, as supplemented May 1, 2014, and Statement of Additional Information dated February 28, 2014 for Global Dividend Fund.

The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder, and in accordance therewith, file reports and other information including proxy materials with the SEC.

You also may view or obtain these documents from the SEC:

In Person:	Public Reference Section 100 F Street, N.E. Washington, D.C. 20549 (202) 551-8090

By Mail:	U.S. Securities and Exchange Commission Public Reference Section 100 F Street, N.E. Washington, D.C. 20549 (Duplication Fee Required)

By Email:	publicinfo@sec.gov (Duplication Fee Required)

By Internet:	www.sec.gov

When contacting the SEC, you will want to refer to the Funds’ SEC file numbers. The file number for the document listed above as (1) is [File No. generated with N-14 filing]. The file number for the documents listed above as (2) and (3) are 811-07428.

TABLE OF CONTENTS

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Introduction

What is happening?

On May 22, 2014, the Board of Trustees (the “Board”) of Voya Global Opportunities Fund (“Global Opportunities Fund”) and Voya Global Equity Dividend Fund (“Global Dividend Fund,” together with Global Opportunities Fund, the “Funds,” each a “Fund”) approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”), which provides for the reorganization of Global Opportunities Fund with and into Global Dividend Fund (the “Reorganization”). The Reorganization Agreement requires shareholder approval, and if approved, is expected to be effective on November 7, 2014 or such other date as the parties may agree (the “Closing Date”).

Why did you send me this booklet?

This booklet includes a combined proxy statement and prospectus (the “Proxy Statement/Prospectus”) and a Proxy Ballot for Global Opportunities Fund. It provides you with information you should review before providing voting instructions on the matters listed in the Notice of Special Meeting.

Because you, as a shareholder of Global Opportunities Fund, are being asked to approve a Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of Global Dividend Fund, this Proxy Statement also serves as a prospectus for Global Dividend Fund. Global Dividend Fund is an open-end management investment company, which seeks growth of capital with dividend income as a secondary consideration, as described more fully below.

Who is eligible to vote?

Shareholders holding an investment in shares of Global Opportunities Fund as of the close of business on July 25, 2014 (the “Record Date”) are eligible to vote at the Special Meeting or any adjournments or postponements thereof.

How do I vote?

You may submit your Proxy Ballot in one of four ways:

•	By Internet. The web address and instructions for voting can be found on the enclosed Proxy Ballot. You will be required to provide your control number located on the Proxy Ballot.

•	By Telephone. The toll-free number for telephone voting can be found on the enclosed Proxy Ballot. You will be required to provide your control number located on the Proxy Ballot.

•	By Mail. Mark the enclosed Proxy Ballot, sign and date it, and return it in the postage-paid envelope we provided. Both joint owners must sign the Proxy Ballot.

•	In Person at the Special Meeting. You can vote your shares in person at the Special Meeting. If you expect to attend the Special Meeting in person, please call Shareholder Services toll-free at (800) 992-0180.

To be certain your vote will be counted, a properly executed Proxy Ballot must be received no later than 5:00 p.m., Local time, on October 22, 2014.

Should shareholders require additional information regarding the Special Meeting, they may contact the Proxy Solicitor toll-free at (866) 704-4437. See “General Information” for more information on the Proxy Solicitor.

How does the Board recommend that I vote?

The Board recommends that shareholders vote “FOR” the Reorganization.

When and where will the Special Meeting be held?

The Special Meeting is scheduled to be held at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034, on October 23, 2014, at 1:00 p.m., Local time, and if the Special Meeting is adjourned or postponed, any adjournments or postponements of the Special Meeting will also be held at the above location. If you expect to attend the Special Meeting in person, please call Shareholder Services toll-free at (800) 992-0180.

1

Summary of the Proposed ReorGanization

You should read this entire Proxy Statement/Prospectus and the Reorganization Agreement, which is included in Appendix A. For more information about Global Dividend Fund, please consult Appendix B and Global Dividend Fund’s Prospectus dated February 28, 2014, as supplemented May 1, 2014.

On May 22, 2014, the Board approved the Reorganization. Subject to shareholder approval, the Reorganization Agreement provides for:

•	the transfer of all of the assets of Global Opportunities Fund to Global Dividend Fund in exchange for shares of beneficial interest of Global Dividend Fund;

•	the assumption by Global Dividend Fund of all the liabilities of Global Opportunities Fund;

•	the distribution of shares of Global Dividend Fund to the shareholders of Global Opportunities Fund; and

•	the complete liquidation of Global Opportunities Fund.

If shareholders approve the Reorganization, each owner of Class A, Class B, Class C, Class I, and Class W shares of Global Opportunities Fund would become a shareholder of the corresponding share class of Global Dividend Fund. The Reorganization is expected to be effective on the Closing Date. Each shareholder of Global Opportunities Fund will hold, immediately after the Closing Date, shares of Global Dividend Fund having an aggregate value equal to the aggregate value of the shares of Global Opportunities Fund held by that shareholder as of the close of business on the Closing Date.

In considering whether to approve the Reorganization, you should note that:

•	Both Funds have similarities in their investment objectives. Global Opportunities Fund seeks long-term growth of capital, while Global Dividend Fund seeks growth of capital with dividend income as a secondary consideration. In addition, both Funds invest primarily in equity securities of companies located in a number of different countries, one of which may be the United States. However, Global Dividend Fund invests primarily in the equity securities of dividend paying companies.

•	Voya Investments, LLC (“Voya Investments” or the “Adviser”) serves as investment adviser to both Funds. ING Investment Management Advisors B.V. (“IIMA”) serves as sub-adviser to both Funds.

•	Both the net and gross expenses experienced by shareholders of Global Opportunities Fund would be expected to decrease as a result of the Reorganization. Global Dividend Fund’s gross expenses are reduced due to contractual obligations of the Adviser to waive fees and limit expenses. These obligations expire on March 1, 2016. There can be no assurance that these obligations will be continued.

•	Each Fund is distributed by Voya Investments Distributor, LLC (the “Distributor”).

•	The Reorganization will not affect a shareholder’s right to purchase, redeem, or exchange shares of the Funds. In addition, the Reorganization will not affect how shareholders purchase or sell their shares.

•	The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization pursuant to Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”); accordingly, pursuant to this treatment, neither Global Opportunities Fund nor its shareholders nor Global Dividend Fund nor its shareholders are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement.

2

Proposal One – Approval of the Reorganization

What is the proposed Reorganization?

Shareholders of Global Opportunities Fund are being asked to approve a Reorganization Agreement, providing for the reorganization of Global Opportunities Fund with and into Global Dividend Fund. If the Reorganization is approved, shareholders in Global Opportunities Fund will become shareholders in Global Dividend Fund as of the close of business on the Closing Date.

Why is a Reorganization proposed?

On October 23, 2013, as part of the Board’s annual review of the advisory and sub-advisory arrangements, the Board directed Voya Investments to explore options to address the Board’s concerns about Global Opportunities Fund’s underperformance. After analyzing the alternatives, Voya Investments recommended reorganizing Global Opportunities Fund with and into Global Dividend Fund. On May 22, 2014, Voya Investments proposed and the Board approved the Reorganization. In support of its proposal, Voya Investments noted that while both Global Opportunities Fund and Global Dividend Fund have the same sub-adviser, Global Dividend Fund had superior performance over the 1-year, 3-year, and 5-year periods ended March 31, 2014. In addition, the Adviser noted that Global Dividend Fund has lower gross and net expenses than Global Opportunities Fund.

How do the Investment Objectives compare?

As described in the chart that follows, the Funds have similarities in their investment objectives.

	Global Opportunities Fund	Global Dividend Fund
Investment Objective	The Fund seeks long-term growth of capital.	The Fund seeks growth of capital with dividend income as a secondary consideration.

How do the fees and expenses compare?

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds. Pro Forma fees and expenses, which are the estimated fees and expenses of Global Dividend Fund after giving effect to the Reorganization, assume the Reorganization occurred on April 30, 2014. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Voya mutual funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of each Fund’s Prospectus dated February 28, 2014, as supplemented May 1, 2014, and Statement of Additional Information dated February 28, 2014.

Shareholder Fees Fees paid directly from your investment
Class	Maximum sales charge (load) as a % of offering price	Maximum deferred sales charge as a % of purchase or sales price, whichever is less
A	5.75	None[1]
B	None	5.00
C	None	1.00
I	None	None
W	None	None

Annual Fund Operating Expenses[2] Expenses you pay each year as a % of the value of your investment
		Global Opportunities Fund	Global Dividend Fund	Global Dividend Fund Pro Forma
Class A
Management Fees	%	0.90	0.70	0.70
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	0.25	0.25
Administrative Services Fees	%	0.10	0.10	0.10
Other Expenses	%	0.59	0.38	0.36
Total Annual Fund Operating Expenses	%	1.84	1.43	1.41
Waivers and Reimbursements	%	(0.44)[3]	(0.18)[4]	(0.16)[4]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.40	1.25	1.25

Class B
Management Fees	%	0.90	0.70	0.70
Distribution and/or Shareholder Services (12b-1) Fees	%	1.00	1.00	1.00
Administrative Services Fees	%	0.10	0.10	0.10
Other Expenses	%	0.59	0.38	0.36
Total Annual Fund Operating Expenses	%	2.59	2.18	2.16
Waivers and Reimbursements	%	(0.44)[3]	(0.18)[4]	(0.16)[4]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	2.15	2.00	2.00

3

Annual Fund Operating Expenses[2] Expenses you pay each year as a % of the value of your investment
		Global Opportunities Fund		Global Dividend Fund	Global Dividend Fund Pro Forma
Class C
Management Fees	%	0.90		0.70	0.70
Distribution and/or Shareholder Services (12b-1) Fees	%	1.00		1.00	1.00
Administrative Services Fees	%	0.10		0.10	0.10
Other Expenses	%	0.59		0.38	0.36
Total Annual Fund Operating Expenses	%	2.59		2.18	2.16
Waivers and Reimbursements	%	(0.44	) [3]	(0.18)[4]	(0.16)[4]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	2.15		2.00	2.00

Class I
Management Fees	%	0.90		0.70	0.70
Distribution and/or Shareholder Services (12b-1) Fees	%	None		None	None
Administrative Services Fees	%	0.10		0.10	0.10
Other Expenses	%	0.65		0.24	0.30
Total Annual Fund Operating Expenses	%	1.65		1.04	1.10
Waivers and Reimbursements	%	(0.60	) [3]	(0.04)[4]	(0.10)[4]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.05		1.00	1.00

Class W
Management Fees	%	0.90		0.70	0.70
Distribution and/or Shareholder Services (12b-1) Fees	%	None		None	None
Administrative Services Fees	%	0.10		0.10	0.10
Other Expenses	%	0.59		0.38	0.36
Total Annual Fund Operating Expenses	%	1.59		1.18	1.16
Waivers and Reimbursements	%	(0.44	) [3]	(0.18)[4]	(0.16)[4]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.15		1.00	1.00

1.	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

2.	Expense ratios have been adjusted to reflect current contractual rates.

3.	The Adviser is contractually obligated to limit expenses to 1.50%, 2.25%, 2.25%, 1.15%, and 1.25% for Class A, Class B, Class C, Class I, and Class W shares, respectively, through March 1, 2016. The obligation will automatically renew for one-year terms unless: (i) the Adviser provides 90 days written notice of its termination and such termination is approved by the Fund’s Board; or (ii) the management agreement has been terminated. The obligation is subject to possible recoupment by the Adviser within 36 months of the waiver or reimbursement. In addition, the Adviser is contractually obligated to further limit expenses to 1.40%, 2.15%, 2.15%, 1.05%, and 1.15% for Class A, Class B, Class C, Class I, and Class W shares, respectively, through March 1, 2016. There is no guarantee this obligation will continue after March 1, 2016 and the obligation will continue if the Adviser elects to renew it. Any fees waived pursuant to this obligation shall not be eligible for recoupment. Notwithstanding the foregoing, termination or modification of this obligation requires approval of the Fund’s Board. These obligations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses.

4.	The Adviser is contractually obligated to limit expenses to 1.40%, 2.15%, 2.15%, 1.15%, and 1.15% for Class A, Class B, Class C, Class I, and Class W shares, respectively, through March 1, 2016. The obligation will automatically renew for one-year terms unless: (i) the Adviser provides 90 days written notice of its termination and such termination is approved by the Fund’s Board; or (ii) the management agreement has been terminated. The obligation is subject to possible recoupment by the Adviser within 36 months of the waiver or reimbursement. In addition, effective January 1, 2014 the Adviser is contractually obligated to further limit expenses to 1.25%, 2.00%, 2.00%, 1.00%, and 1.00% for Class A, Class B, Class C, Class I, and Class W shares, respectively, through March 1, 2016. There is no guarantee that this obligation will continue after March 1, 2016 and the obligation will continue if the Adviser elects to renew it. Any fees waived pursuant to this obligation shall not be eligible for recoupment. Notwithstanding the foregoing, termination or modification of this obligation requires approval by the Fund’s Board. These obligations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses.

4

Expense Examples

The Examples are intended to help you compare the costs of investing in shares of the Funds with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Funds for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return during each year and that the Funds’ operating expenses remain the same. Although your actual costs may be higher or lower based on these assumptions your costs would be:

		Global Opportunities Fund				Global Dividend Fund				Global Dividend Fund Pro Forma
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$709	1,080	1,475	2,576	695	985	1,296	2,175	695	981	1,287	2,156
B	Sold	$718	1,064	1,536	2,709	703	965	1,353	2,309	703	961	1,345	2,290
	Held	$218	764	1,336	2,709	203	665	1,153	2,309	203	661	1,145	2,290
C	Sold	$318	764	1,336	2,892	303	665	1,153	2,499	303	661	1,145	2,480
	Held	$218	764	1,336	2,892	203	665	1,153	2,499	203	661	1,145	2,480
I	Sold or Held	$107	462	840	1,904	102	327	570	1,267	102	340	597	1,331
W	Sold or Held	$117	459	824	1,852	102	357	632	1,416	102	353	623	1,395

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

How do the Principal Investment Strategies compare?

As described in more detail in the table that follows, the Funds have some similarities in their investment strategies. Both Funds invest primarily in equity securities of companies located in a number of different countries, one of which may be the United States. However, Global Dividend Fund invests primarily in the equity securities of dividend paying companies. With respect to Global Opportunities Fund, IIMA uses a fundamental bottom-up process to select those stocks that it expects to offer attractive return prospects. By contrast, with respect to Global Dividend Fund, IIMA uses quantitative screening process to assist in seeking to construct a portfolio of securities with a dividend yield that exceeds the dividend yield of the companies in the MSCI World IndexSM.

	Global Opportunities Fund	Global Dividend Fund
Investment Strategies

Under normal market conditions, the Fund invests primarily in equity securities of companies in the United States and foreign countries. The Fund will normally invest in equity securities of companies located in a number of different countries, one of which may be the United States. The Fund can invest, without limit, in countries with developing or emerging markets. The Fund does not limit its investments to companies in any particular market capitalization range.

The equity securities in which the Fund may invest include common and preferred stocks, depositary receipts, convertible securities, rights, and warrants.

The Fund may also invest in debt securities of U.S. or foreign issuers, including up to 10% of its assets in high risk and high-yield, non-investment-grade instruments commonly known as “junk bonds.” The Fund may use derivatives including, but not limited to, futures, options, swaps, and forward contracts for hedging and non-hedging purposes. The Fund may use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy to seek to reduce risk, such as interest rate risk, currency risk, and price risk. The Fund may also invest in Rule 144A Securities.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The sub-adviser (“Sub-Adviser”) uses a fundamental

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of equity securities of dividend-paying companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. At least 65% of the assets of the Fund will be invested in equity securities of issuers in a number of different countries, one of which may be the United States, with at least 75% of its assets invested in common and preferred stocks, warrants, and convertible securities. The Fund may invest in companies located in countries with emerging securities markets. The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The sub-adviser (“Sub-Adviser”) seeks to construct a portfolio of securities with a dividend yield that exceeds the dividend yield of the companies included in the MSCI World IndexSM.

The Sub-Adviser uses a quantitative screening process to assist in the selection of companies according to the following criteria: an above average dividend yield and the stability and growth of the dividend yield; market capitalization that is usually above $1 billion (although the Fund may also invest in companies with market capitalization ranges of any size); and growth of the dividend over several years. The analysis of fundamental factors (including earnings, capital structure, dividend coverage and credit ratings) seeks

5

Global Opportunities Fund	Global Dividend Fund

bottom-up stock selection process within a proprietary top-down investment theme framework to select those stocks that the Sub-Adviser expects to offer attractive return prospects. The investment process aims to identify a sufficient number of attractive global investment themes and to diversify investments across these themes to support a balanced risk/return profile of the overall portfolio. These global investment themes describe the different drivers that are behind the earnings growth potential of individual stocks and reflect longer term developments in the real economy.

The Sub-Adviser considers companies with above-average earnings potential, companies that are dominant within their industry, companies within industries that are undergoing dramatic change and companies that are market leaders in developing industries. Other considerations include expected levels of inflation, government policies or actions, currency relationships and prospects for economic growth in a country or region.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.

to limit the risk of investing in or holding unprofitable companies. The expected liquidity of a stock must be sufficient to buy or sell a position without significant impact on the share price. The Sub-Adviser may from time-to-time select securities that do not meet all of these criteria.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.

How do the Principal Risks compare?

The following table summarizes and compares the principal risks of investing in the Funds.

Risks	Global Opportunities Fund	Global Dividend Fund
Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income.	✓
Company The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.	✓	✓
Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.	✓	✓
Credit Prices of bonds and other debt instruments can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether. Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds”) have greater credit risk and liquidity risk than higher quality (investment-grade) securities, and their issuers' long-term ability to make payments is considered speculative. Prices of lower quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.	✓
Credit Prices of bonds and other debt instruments can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.		✓

6

Risks	Global Opportunities Fund	Global Dividend Fund
Currency To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.	✓	✓
Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.	✓
Dividend Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.		✓
Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.	✓	✓
High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.	✓
Interest Rate With bonds and other fixed rate debt instruments, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate generally will decrease when the market rate of interest to which the inverse security is indexed increases. As of the date of this Proxy Statement/Prospectus, interest rates in the United States are at or near historic lows, which may increase the Fund's exposure to risks associated with rising interest rates. Rising interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For fixed-income securities, an increase in interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Fund investments, adversely affect values, and increase a Fund’s costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed income markets.	✓	✓
Investment Model The manager's proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.		✓
Liquidity If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.	✓	✓

7

Risks	Global Opportunities Fund	Global Dividend Fund
Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which Global Opportunities Fund or the value-oriented securities in which Global Dividend Fund invests. Rather, the market could favor securities to which the Fund is not exposed or may not favor equities at all. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to Fund costs and impair the ability of the Fund to achieve its investment objectives.	✓	✓
Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.	✓	✓
Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.	✓	✓
Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.	✓	✓

How does Global Opportunities Fund performance compare to Global Dividend Fund?

The following information is intended to help you understand the risks of investing in the Funds. The following bar charts show the changes in each Fund's Class A shares’ performance from year to year, and the table compares their performance to the performance of a broad-based securities market index/indices for the same period. Each Fund’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar charts show the performance of the Funds’ Class A shares. Sales charges are not reflected in the bar charts. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares' performance would be higher or lower than Class A shares' performance because of the higher or lower expenses paid by Class A shares. The Funds’ past performance (before and after taxes) is no guarantee of future results.

Global Opportunities Fund - Calendar Year Total Returns – Class A (as of December 31 of each year)

Best quarter: 2nd, 2009, 19.68% and Worst quarter: 3rd, 2008, -21.51%
The Fund’s Class A shares’ year-to-date total return as of June 30, 2014: 7.19%

8

Global Dividend Fund - Calendar Year Total Returns – Class A (as of December 31 of each year)

Best quarter: 2nd, 2009, 19.88% and Worst quarter: 4th, 2008, -22.52%
The Fund’s Class A shares’ year-to-date total return as of June 30, 2014: 6.71%

Average Annual Total Returns % (for the periods ended December 31, 2013)
		1 Year	5 Years	10 Years	Since Inception	Inception Date
Global Opportunities Fund
Class A before taxes	%	8.81	7.42	4.99	—	07/01/03
After tax on distributions	%	8.81	7.46	4.79	—
After tax on distributions with sale	%	5.08	6.01	4.24	—
MSCI ACW IndexSM,1%		22.80	14.92	7.17	—
Class B before taxes	%	9.59	7.57	4.81	—	07/08/03
MSCI ACW IndexSM,1%		22.80	14.92	7.17	—
Class C before taxes	%	13.59	7.87	4.82	—	07/07/03
MSCI ACW IndexSM,1%		22.80	14.92	7.17	—
Class I before taxes	%	15.85	9.13	5.99	—	09/08/03
MSCI ACW IndexSM,1%		22.80	14.92	7.17	—
Class W before taxes	%	15.78	8.98	N/A	-0.66	02/12/08
MSCI ACW IndexSM,1%		22.80	14.92	N/A	4.31

Global Dividend Fund
Class A before taxes	%	15.66	11.16	5.75	—	09/17/03
After tax on distributions	%	15.19	10.79	4.92	—
After tax on distributions with sale	%	9.30	9.01	4.69	—
MSCI World IndexSM,1%		26.68	15.02	6.98	—
Class B before taxes	%	16.85	11.42	5.60	—	10/24/03
MSCI World IndexSM,1%		26.68	15.02	6.98	—
Class C before taxes	%	20.82	11.67	5.61	—	10/29/03
MSCI World IndexSM,1%		26.68	15.02	6.98	—
Class I before taxes	%	23.14	12.97	N/A	1.74	08/01/07
MSCI World IndexSM,1%		26.68	15.02	N/A	3.23
Class W before taxes	%	23.05	12.83	N/A	2.96	02/12/08
MSCI World IndexSM,1%		26.68	15.02	N/A	4.80

1.	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.

How do certain characteristics of the Funds compare?

The following table compares certain characteristics of the Funds as of April 30, 2014.

	Global Opportunities Fund	Global Dividend Fund
Net Assets	$39.0 million	$75.6 million

9

	Global Opportunities Fund		Global Dividend Fund
Portfolio Turnover Rate (for the period ended April 30, 2014)	22		23
Geographic Diversification Diversification[1] (as a percentage of net assets)	United States	40.3%	United States	43.5%
	United Kingdom	13.0%	United Kingdom	11.5%
	Japan	7.2%	Japan	8.0%
	Netherlands	5.9%	France	6.8%
	Switzerland	4.5%	Switzerland	6.3%
	France	4.3%	Canada	4.6%
	Canada	3.6%	Netherlands	2.8%
	China	3.1%	Germany	2.5%
	Indonesia	2.0%	Taiwan	2.3%
	South Korea	1.9%	Sweden	2.2%
	Countries between 0.3%-1.9%[2]	12.1%	Countries between 0.5%-2.1%[4]	7.4%
	Assets in Excess of Other Liabilities[3]	2.1%	Assets in Excess of Other Liabilities	2.1%
	Net Assets	100.0%	Net Assets	100.0%
Top Ten Holdings[1] (as a percentage of net assets)	Standard Chartered PLC	3.2%	Vodafone Group PLC	1.7%
	Novartis AG	3.1%	Freeport-McMoRan Copper & Gold, Inc.	1.7%
	Unilever NV	3.1%	Pfizer, Inc.	1.6%
	Yum! Brands, Inc.	2.2%	Royal Dutch Shell PLC	1.6%
	Citigroup, Inc.	2.2%	ExxonMobil Corp.	1.6%
	HSBC Holdings PLC	2.1%	Northeast Utilities	1.6%
	Telecity Group PLC	2.1%	BP PLC	1.6%
	Equinix, Inc.	2.0%	Novartis AG	1.6%
	Apple, Inc.	2.0%	McDonald’s Corp.	1.5%
	Amgen, Inc.	2.0%	Cenovus Energy, Inc.	1.5%

1.	Portfolio holdings are subject to change daily.

2.	Includes 14 countries, which each represents 0.3%-1.9% of net assets.

3.	Includes short-term investments.

4.	Includes 7 countries, which each represents 0.5%-2.1% of net assets.

How does the management of the Funds compare?

The following table describes the management of the Funds.

	Global Opportunities Fund	Global Dividend Fund
Investment Adviser	Voya Investments, LLC (“Voya Investments” or the “Adviser”)	Voya Investments

Investment Advisory Fee (as a percentage of average daily net assets)	0.90% on assets up to $500 million; 0.85% on assets in excess of $500 million.	0.70% on all assets If shareholders approve the Reorganization: 0.70% on the first $500 million; 0.68% on the next $500 million; and 0.66% on assets in excess of $1 billion

Sub-Adviser	ING Investment Management Advisors B.V. (“IIMA”)	IIMA

Sub-Advisory Fee (as a percentage of average daily net assets)

IIMA

0.20% on the first $200 million of assets;

0.50% on assets thereafter

Voya Investment Management Co., LLC

(“Voya IM”)[1]

0.4050% on the first $500 million of assets;

0.3825% on assets in excess of $500 million

IIMA 0.20% on all assets Voya IM1 0.315 on all assets

Portfolio Managers	Dirk-Jan Verzuu (since 06/10) Huub van der Riet (since 05/11) Alex van der Laan (since 05/11)	Bruno Springael (since 06/11) Herman Klein (since 11/10) Nicolas Simar (since 01/06) Kris Hermie (since 05/14)

10

	Global Opportunities Fund	Global Dividend Fund
Administrator	Voya Funds Services, LLC (the “Administrator”)	Administrator

Administrative Fee (as a percentage of average daily net assets)	0.10%	0.10%

Distributor	Voya Investments Distributor, LLC (the “Distributor”)	Distributor

1.	As of the date of this Proxy Statement/Prospectus, Voya IM is not currently managing any of the assets of the Funds.

Adviser to the Funds

Voya Investments, an Arizona limited liability company, serves as the investment adviser to the Funds. Voya Investments has overall responsibility for the management of the Funds. Voya Investments oversees all investment advisory and portfolio management services for the Funds. Voya Investments is registered with the SEC as an investment adviser.

The Adviser is an indirect, wholly-owned subsidiary of Voya Financial, Inc. (formerly, ING U.S., Inc.). Voya Financial, Inc. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries. As of the date of this Proxy Statement/Prospectus, Voya Financial, Inc. is a subsidiary of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin, with operations in more than 40 countries.

Voya Investments' principal office is located at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258. As of December 31, 2013, Voya Investments managed approximately $51.6 billion in assets.

In October 2009, ING Groep submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including Voya Financial, Inc., before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep must divest at least 25% of Voya Financial, Inc. by the end of 2013, more than 50% by the end of 2014, and the remaining interest by the end of 2016 (such divestment, the “Separation Plan”).

In May 2013, Voya Financial, Inc. conducted an initial public offering of Voya Financial, Inc. common stock (the “IPO”). In October 2013, ING Groep divested additional shares in a secondary offering of common stock of Voya Financial, Inc. In March, 2014, ING Groep divested additional shares, reducing its ownership interest in Voya Financial, Inc. below 50%. Voya Financial, Inc. did not receive any proceeds from these offerings.

ING Groep has stated that it intends to sell its remaining interest in Voya Financial, Inc. over time. While the base case for the remainder of the Separation Plan is the divestment of ING Groep’s remaining interest in one or more broadly distributed offerings, all options remain open and it is possible that ING Groep’s divestment of its remaining interest in Voya Financial, Inc. may take place by means of a sale to a single buyer or group of buyers.

It is anticipated that one or more of the transactions contemplated by the Separation Plan would result in the automatic termination of the existing investment advisory and sub-advisory agreements under which the Adviser and Sub-Adviser(s) provide services to the Funds. In order to ensure that the existing investment advisory and sub-advisory services can continue uninterrupted, the Board approved new advisory and sub-advisory agreements for the Funds, as applicable, in connection with the IPO. Shareholders of each Fund approved the new investment advisory and sub-advisory agreements prompted by the IPO, as well as any future advisory and sub-advisory agreements prompted by the Separation Plan that are approved by the Board and whose terms are not materially different from the current agreements. This means that shareholders may not have another opportunity to vote on a new agreement with the Adviser or an affiliated sub-adviser even if they undergo a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of Voya Financial, Inc.

The Separation Plan, whether implemented through public offerings or other means, may be disruptive to the businesses of Voya Financial, Inc. and its subsidiaries, including the Adviser and affiliated entities that provide services to the Funds, and may cause, among other things, interruption of business operations or services, diversion of management’s attention from day-to-day operations, reduced access to capital, and loss of key employees or customers. The completion of the Separation Plan is expected to result in the Adviser’s loss of access to the resources of ING Groep, which could adversely affect its business. Since a portion of the shares of Voya Financial, Inc., as a standalone entity, are publicly held, it is subject to the reporting requirements of the Securities Exchange Act of 1934 as well as other U.S. government and state regulations, and subject to the risk of changing regulation.

The Separation Plan may be implemented in phases. During the time that ING Groep retains a significant interest in Voya Financial, Inc., circumstances affecting ING Groep, including restrictions or requirements imposed on ING Groep by European and other authorities, may also affect Voya Financial, Inc. A failure to complete the Separation Plan could create uncertainty about the nature of the relationship between Voya Financial, Inc. and ING Groep, and could adversely affect Voya Financial, Inc. and the Adviser and its affiliates. Currently, the Adviser and its affiliates do not anticipate that the Separation Plan will have a material adverse impact on their operations or the Funds and their operations.

11

Sub-Adviser to the Funds

IIMA is a Netherlands corporation organized in 1896 and became an investment advisory company in 1991. IIMA is registered with the SEC as an investment adviser. IIMA is a company organized to manage investments and provide investment advice to entities in Canada and United States. IIMA is an indirect, wholly-owned subsidiary of NN Group N.V. (“NN Group”). As of the date of this Proxy Statement/Prospectus, NN Group N.V. is a majority-owned subsidiary of ING Groep. IIMA is an affiliate of Voya Investments. The principal address of IIMA is Schenkkade 65, 2595 AS, The Hague, The Netherlands. As of December 31, 2013, IIMA had approximately $5.875 billion in assets under management. IIMA operates under the collective management of ING Investment Management Europe (“IIM Europe”) which, as of December 31, 2013, had approximately $239.3 billion in assets under management.

In connection with the Restructuring Plan discussed above, ING Groep is required to divest more than 50% of its shares in NN Group before December 31, 2015 and the remaining interest before December 31, 2016. In July 2014, ING Groep settled the initial public offering of NN Group. ING Groep has stated that it intends to divest its remaining stake in NN Group in an orderly manner and ultimately by the end of 2016.

It is anticipated that one or more of the transactions to divest NN Group constitute a transfer of a controlling interest in NN Group, resulting in an “assignment” (as defined in the 1940 Act) of the existing sub-advisory agreements under which IIMA provides services to the Funds for which IIMA serves as sub-adviser. Pursuant to the 1940 Act, these sub-advisory agreements would automatically terminate upon their assignment. In order to ensure that the existing sub-advisory services can continue uninterrupted, the Board approved new sub-advisory agreements for the Funds in anticipation of the divestment. Shareholders of the Funds for which IIMA serves as a sub-adviser will be asked to approve these new investment sub-advisory agreements. This approval will also include approval of any future sub-advisory agreements prompted by the divestment that are approved by the Board and whose terms are not materially different from the current agreements. This means that shareholders of these funds may not have another opportunity to vote on a new agreement with IIMA even if IIMA undergoes a change of control pursuant to ING Groep’s divestment of NN Group, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of NN Group.

The following individuals are jointly responsible for the day-to-day management of Global Opportunities Fund.

Dirk-Jan Verzuu, Senior Portfolio Manager, equities, joined IIMA in 1997 as a portfolio manager. He is currently senior portfolio manager in the opportunities strategies team. Within the team, Mr. Verzuu is responsible for the European growth product and additionally operates as a dedicated sales specialist for the global opportunities strategy. Mr. Verzuu holds an RBA degree (registered investment analyst).

Huub van der Riet, Senior Portfolio Manager and head of sector funds, joined IIMA in 2001. Prior to that, Mr. van der Riet worked at Aegon Asset Management (1998-2001) as a portfolio manager for European equities. Before that he worked at ABN AMRO Asset Management (1995-1998) as a commercial/investment analyst.

Alex van der Laan, CFA, is a Senior Investment Analyst in the global emerging markets corporate analytics team, covering the consumer sectors (equity and credits). He joined IIMA in 1999 as a sector specialist in the financials team where he focused on Asian banks and diversified financials. Prior to that Mr. van der Laan was involved in corporate bond sales at ABN AMRO (1998-1999).

Historical adviser/sub-adviser/name and strategies information for Global Opportunities Fund:
Effective Date	Fund Name	Sub-Adviser
06/30/10	ING Global Opportunities Fund	IIMA*
06/15/08	No change	Artio Global Management LLC
Since inception	ING Foreign Fund	Julius Baer Investment Management LLC

*	Change in principal investment strategies and sub-adviser. Performance prior to this effective date is attributable to the previous sub-adviser.

The following individuals are jointly responsible for the day-to-day management of Global Dividend Fund.

Nicolas Simar, Portfolio Manager, is Head of the Value team in the Equity investments department and is responsible for the value strategies. Mr. Simar also manages the Euro High Dividend strategy. He started his career at the Banque Bruxelles Lambert Asset Management in 1996 (now part of Voya) as an investment manager of fixed-income.

Herman Klein, Senior Portfolio Manager, joined IIMA in 2001. Prior to this position, Mr. Klein was a senior investment analyst in the developed markets industrials and materials team, where he was responsible for covering electricals, conglomerates, aerospace, and defense companies globally. In this function, he co-managed the Voya Industrials Fund. Before joining IIMA, he worked for Fortis as an analyst and at KBW Wesselius Effectenbank as head of research.

Bruno Springael, head of corporate analytics for developed markets and Senior Investment Manager, global high dividend, joined Banque Bruxelles Lambert Asset Management in 1987 (now part of Voya). Before becoming head of corporate analytics, he was deputy head of equity investments and head of the global sectors team for IIMA since July of 2005.

Kris Hermie, Senior Portfolio Manager Global High Dividend, was with IIMA from 2007-2010, rejoining IIMA in 2014. Mr. Hermie was a Senior Portfolio Manager at Petercam, Brussels, from 2010 to 2014 and an Equity Portfolio Manager at Dexia Asset Management from 2002 to 2006.

12

The Adviser may from time to time obtain from Voya IM, investment advice including factual information, research reports, investment recommendations, and trading services; and grant Voya IM investment management authority if the Adviser believes that doing so would benefit the Funds.

Voya IM, a Delaware limited liability company, was founded in 1972 and is registered with the SEC as an investment adviser. Voya IM is an indirect, wholly-owned subsidiary of Voya Financial, Inc. and is an affiliate of the Adviser. Voya IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. The principal office of Voya IM is located at 230 Park Avenue, New York, New York 10169. As of December 31, 2013, Voya IM managed approximately $81.2 billion in assets.

IIMA currently manages each Fund’s assets. However, in the future, the Adviser may allocate each Fund’s assets to Voya IM for management, and may change the allocation of each Fund’s assets among the two sub-advisers in its discretion, to pursue each Fund’s investment objective. Each sub-adviser would make investment decisions for the assets it is allocated to manage.

Administrator

The Administrator serves as administrator to each Fund and receives an annual administrative services fee equal to 0.10% of each Fund's average daily net assets.

Subject to the supervision of the Board, the Administrator provides all administrative services reasonably necessary for the ordinary operation of each Fund other than the investment advisory services performed by the Adviser and sub-adviser including, but not limited to, acting as a liaison among the various service providers to the Funds, including the custodian, transfer agent, and such other service providers as may be retained by the Funds. The Administrator provides each Fund, at the Administrator’s expense, with adequate personnel, office space, communications facilities, and other facilities necessary for the operations of the Funds.

Distributor

The Distributor is the principal underwriter and distributor of each Fund. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258.

The Distributor is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

Additional Information about the Funds

Form of Organization

Each Fund is organized as a separate series of Voya Mutual Funds, an open-end management Investment Company organized as a Delaware statutory trust. Voya Mutual Funds is governed by a Board of Trustees consisting of 12 members. For more information on the history of Voya Mutual Funds, see the Statement of Additional Information for both Funds, dated February 28, 2014.

Dividends and Other Distributions

Each Fund generally distributes most or all of its net earnings in the form of dividends, consisting of ordinary income and capital gains distributions. Each Fund distributes capital gains, if any, annually. Global Opportunities Fund also declares dividends and pays dividends consisting of ordinary income, if any, annually. Global Dividend Fund declares and distributes dividends consisting of ordinary income, if any, quarterly.

To comply with federal tax regulations, the Funds may also pay an additional capital gains distribution.

Capitalization

The following table shows on an unaudited basis the capitalization of each of the Funds as of April 30, 2014 and on a pro forma basis as of April 30, 2014, giving effect to the Reorganization

	Global Opportunities Fund	Global Dividend Fund	Adjustments	Global Dividend Fund Pro Forma
Class A
Net Assets	$20,100,961	32,930,740	(29,588)[1]	53,002,143
Net Asset Value Per Share	$17.15	13.62	-	13.62
Shares Outstanding	1,172,012	2,417,680	301,659[2]	3,891,351

Class B
Net Assets	$1,309,437	2,199,498	(1,926)[1]	3,507,009
Net Asset Value Per Share	$16.19	13.59	-	13.59
Shares Outstanding	80,899	161,814	15,312[2]	258,025

13

	Global Opportunities Fund	Global Dividend Fund	Adjustments	Global Dividend Fund Pro Forma
Class C
Net Assets	$15,280,860	19,195,651	(22,471)[1]	34,454,040
Net Asset Value Per Share	$16.19	13.53	-	13.53
Shares Outstanding	943,929	1,418,444	183,816	2,546,189

Class I
Net Assets	$2,287,631	4,217,967	(3,364)[1]	6,502,234
Net Asset Value Per Share	$17.62	13.64	-	13.64
Shares Outstanding	129,866	309,143	37,602[2]	476,611

Class W
Net Assets	$61,913	1,334,936	(91)[1]	1,396,758
Net Asset Value Per Share	$18.87	15.02	-	15.02
Shares Outstanding	3,281	88,902	835[2]	93,018

1.	Reflects adjustment for estimated one-time merger expenses and transition costs.

2.	Reflects new shares issued, net of retired shares of Global Opportunities Fund. (Calculation: Net Assets ÷ Net Asset Value per share.)

Additional Information about the Reorganization

The Reorganization Agreement

The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a form of which is attached to this Proxy Statement/Prospectus as Appendix A.

The Reorganization Agreement provides for: (i) the transfer, as of the Closing Date, of all of the assets of Global Opportunities Fund in exchange for shares of beneficial interest of Global Dividend Fund and the assumption by Global Dividend Fund of all of Global Opportunities Fund’s liabilities; and (ii) the distribution of shares of beneficial interest of Global Dividend Fund to shareholders of Global Opportunities Fund, as provided for in the Reorganization Agreement. Global Opportunities Fund will then be liquidated.

Each shareholder of Class A, Class B, Class C, Class I, and Class W shares of Global Opportunities Fund will hold, immediately after the Closing Date, the corresponding share class shares of Global Dividend Fund having an aggregate value equal to the aggregate value of the shares of Global Opportunities Fund held by that shareholder as of the close of business on the Closing Date. In the interest of economy and convenience, shares of Global Dividend Fund generally will not be represented by physical certificates, unless you request the certificates in writing.

The obligations of the Funds under the Reorganization Agreement are subject to various conditions, including approval by the shareholders of Global Opportunities Fund and that each Fund receives an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. The Reorganization Agreement also requires that each of the Funds take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement. The Reorganization Agreement may be terminated by mutual agreement of the parties or by one party on certain other grounds. Please refer to Appendix A to review the terms and conditions of the Reorganization Agreement.

Expenses of the Reorganization

The expenses of the Reorganization will be paid by the Adviser (or an affiliate). The expenses of the Reorganization include, but are not limited to, the costs associated with the preparation of necessary filings with the SEC, printing and distribution of the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting. The expenses of the Reorganization are estimated to be $106,000 and do not include the transition costs described in “Portfolio Transitioning” below.

Portfolio Transitioning

If the Reorganization Agreement is approved by shareholders, IIMA is expected to sell a significant portion of Global Opportunities Fund’s holdings shortly prior to the Closing Date to prepare for the Reorganization. The proceeds of such sales are expected to be invested in securities that IIMA wishes for Global Dividend Fund to hold and in temporary investments, which will be delivered to Global Dividend Fund at the Closing Date. The explicit transition costs are estimated to be $24,000 to sell the securities currently held by Global Opportunities Fund and $42,000 to purchase the securities that IIMA wishes for Global Dividend Fund to hold. Total explicit transition costs are estimated to be $66,000. These expenses will be paid by Global Opportunities Fund except that the Adviser has agreed to limit the explicit transaction costs incurred in selling the securities currently held by Global Opportunities Fund to $33,800 and the total explicit transition costs to $57,410.

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The Funds may pay implicit transition costs including any markup built into the price of bonds and other instruments.

During the transition period, Global Opportunities Fund might not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply. After the Closing Date of the Reorganization, IIMA, as the sub-adviser to Global Dividend Fund, may also sell portfolio holdings that it acquired from Global Opportunities Fund, and Global Dividend Fund may not be immediately fully invested in accordance with its stated investment strategies. In addition, each Fund may engage in a variety of transition management techniques to facilitate the portfolio transition process, including without limitation, the purchase and sale of baskets of securities and exchange-traded funds, and enter into and close futures contracts or other derivative transactions. Such sales and purchases by the Funds during the transition period may be made at a disadvantageous time and could result in potential losses to the Funds.

Tax Considerations

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Code. Accordingly, pursuant to this treatment, neither Global Opportunities Fund nor its shareholders, nor Global Dividend Fund nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the closing of the Reorganization, the Funds will receive an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes.

Prior to the Closing Date, Global Opportunities Fund will pay to shareholders a cash distribution consisting of any undistributed investment company taxable income and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date. This distribution would be taxable to shareholders that are subject to tax. [No such cash distribution is anticipated.]

As of March 31, 2014, Global Opportunities Fund has estimated capital loss carryforwards of $103.6 million; of which $100 million is expected to expire as a result of the Reorganization. Global Dividend Fund has estimated capital loss carryforwards of $74.2 million. After the Reorganization, the losses of Global Opportunities Fund generally may be available to Global Dividend Fund, to offset its capital gains, although a portion of the amount of these losses that may offset Global Dividend Fund’s capital gains in any given year may be limited due to this Reorganization. The ability of Global Dividend Fund to absorb losses in the future depends on a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset. In addition, the benefits of any of these various capital loss carryforwards and built in losses currently are available only to pre-Reorganization shareholders of each Fund. After Reorganization, however, these benefits will inure to the benefit of all post-Reorganization shareholders of Global Dividend Fund.

What is the Board’s recommendation?

Based upon its review, the Board, including a majority of the Trustees who are not “interested persons,” as defined by the 1940 Act (the “Independent Trustees”), determined that the Reorganization would be in the best interests of the Funds and their shareholders. In addition, the Board determined that the interests of the shareholders of the Funds would not be diluted as a result of the Reorganization.

Accordingly, after consideration of such factors and information it considered relevant, the Board, including a majority of the Independent Trustees approved the Reorganization Agreement and voted to recommend to shareholders that they approve the Reorganization Agreement. The Board is therefore recommending that Global Opportunities Fund’s shareholders vote “FOR” the Reorganization Agreement.

What factors did the Board consider?

The Board considered the Reorganization as part of its overall consideration of what would be in the best interest of Global Opportunities Fund and its shareholders. The Board determined that Global Opportunities Fund would benefit from being combined into Global Dividend Fund under the day-to-day management of IIMA.

The Board, in approving the Reorganization, considered a number of factors, including, but not limited to, the following: an analysis of IIMA as sub-adviser of each Fund; a presentation from the Adviser regarding proposals, including the Reorganization, intending to, among other things, resolve issues identified with Global Opportunities Fund during the 2013 15(c) Annual Contract Review; the consideration of alternatives presented to remedy concerns addressed in the 2013 15(c) Annual Contract Review, including the option to liquidate Global Opportunities Fund; the superior performance of Global Dividend Fund, as compared to the performance of Global Opportunities Fund in the year to date, one-year, three-year, and five-year time periods; the performance of Global Opportunities Fund as compared to its Morningstar, Inc. (“Morningstar”) peer group and the performance of Global Dividend Fund as compared to its Morningstar peer group; the similarities in fee structures of each of the Funds; the lower gross and net expense ratios that current shareholders of Global Opportunities Fund are expected to experience as a result of the Reorganization; the Adviser’s proposed advisory fee break points for Global Dividend Fund to be implemented in connection with the Reorganization to provide further benefits to the shareholders of the Funds; the consideration of representations from the Funds’ Chief Investment Risk Officer regarding the competitive, consistent, style-conscious performance that current management has delivered to Global Dividend Fund for the past three years and Global Dividend Fund’s ranking within its Performance Peer Group; the consideration of the difference in the Funds’ investment objectives in that Global Opportunities Fund seeks long-term capital appreciation while Global Dividend Fund seeks growth of capital and dividend income; the difference in each Fund’s investment strategy in that Global Opportunities Fund employs a growth-style strategy whereas Global Dividend Fund uses a value-

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style strategy; the Board’s determination that the Reorganization is in the best interest of Global Opportunities Fund; the Adviser’s agreement to limit the explicit portfolio transition costs to be borne by shareholders of Global Opportunities Fund; that the ongoing benefits estimated from the Reorganization for Global Opportunities Fund shareholders would exceed the ongoing benefits estimated for Adviser; the expected tax consequences of the Reorganization to Global Opportunities Fund and its shareholders, including that the Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization; and the Board’s determination that the Reorganization will not dilute the interests of the shareholders of Global Opportunities Fund. During their deliberations, different Board members may have given different weight to different individual factors and related conclusions.

What is the required vote?

Approval of the Reorganization Agreement requires the affirmative vote of the lesser of: (i) 67% or more of the voting securities present at the meeting, provided that more than 50% of the voting securities are present in person or represented by proxy at the Special Meeting; or (ii) a majority of the shares entitled to vote.

What happens if shareholders do not approve the Reorganization?

If shareholders of Global Opportunities Fund do not approve the Reorganization, Global Opportunities Fund will continue to be managed by the Adviser as described in the prospectus, and the Board will determine what additional action, if any, should be taken.

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General Information about the Proxy Statement/Prospectus

Who is asking for my vote?

The Board is soliciting your vote for a special meeting of Global Opportunities Fund’s shareholders.

How is my proxy being solicited?

Global Opportunities Fund has retained Computershare Fund Services (the “Solicitor”) to assist in the solicitation of proxies, at an estimated cost of $13,200, which will be paid by the Adviser. As the date of the Special Meeting approaches, certain shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received. Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders of the Fund. Proxies that are obtained telephonically will be recorded in accordance with certain procedures, as explained further below. The Board believes that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined and recorded.

In situations where a telephonic proxy is solicited, the Solicitor’s representative is required to ask for each shareholder’s full name, address, title (if the shareholder is authorized to act on behalf of an entity, such as a corporation), and to confirm that the shareholder has received the proxy materials in the mail. The Solicitor’s representative will explain the process, read the proposals on the Proxy Ballot, and ask for the shareholder’s instructions on the proposals. Although the Solicitor’s representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than reading any recommendation set forth in the Proxy Statement. The Solicitor’s representative will record the shareholder’s instructions on the Proxy Ballot. Within approximately 72 hours of soliciting telephonic voting instructions, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

Should you require additional information regarding the Special Meeting, you may contact the Solicitor toll-free at (866) 704-4437. In addition to solicitation by mail, certain officers and representatives of the Fund, officers and employees of the Adviser or its affiliates and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit votes by telephone, telegram, facsimile, or other communication.

What happens to my proxy once I submit it?

The Board has named Huey P. Falgout, Jr., Secretary, Theresa K. Kelety, Assistant Secretary, and Todd Modic, Assistant Secretary, or one or more substitutes designated by them, as proxies who are authorized to vote Fund shares as directed by shareholders.

Can I revoke my proxy after I submit it?

A shareholder may revoke the accompanying proxy at any time prior to its use by filing with Global Opportunities Fund a written revocation or a duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given.

How will my shares be voted?

If you follow the voting instructions, your proxies will vote your shares as you have directed. If you submit your Proxy Ballot but do not vote on the proposals, your proxies will vote on the proposals as recommended by the Board. If any other matter is properly presented at the Special Meeting, your proxies will vote in their discretion in accordance with their best judgment, including on any proposal to adjourn the meeting. At the time this Proxy Statement/Prospectus was printed, the Board knew of no matter that needed to be acted upon at the Special Meeting other than the proposals discussed in this Proxy Statement/Prospectus.

Quorum and Tabulation

Each shareholder of Global Opportunities Fund is entitled to one vote for each share held as to any matter on which such shareholder is entitled to vote and for each fractional share that is owned, the shareholder shall be entitled to a proportionate fractional vote. One third of the interests in the trust present in person or by proxy constitutes a quorum.

Adjournments

If a quorum is not present at the Special Meeting, if there are insufficient votes to approve any proposal, or for any other reason deemed appropriate by your proxies, your proxies may propose one or more adjournments of the Special Meeting to permit additional time for the solicitation of proxies, in accordance with the organizational documents of Voya Mutual Funds and applicable law. Solicitation of votes may continue to be made without any obligation to provide any additional notice of the adjournment. The persons named as proxies will vote in favor of such adjournments in their discretion.

Broker Non-Votes and Abstentions

If a shareholder abstains from voting as to any matter, or if a broker returns a “non-vote” proxy, indicating a lack of authority to vote on a matter, then the shares represented by such abstention or non-vote will be treated as shares that are present at the Special Meeting for purposes of determining the existence of a quorum. However, abstentions and broker non-votes will be disregarded in determining the “votes cast” on a proposal.

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How many shares are outstanding?

As of the Record Date, the following shares of beneficial interest of Global Opportunities Fund were outstanding and entitled to vote:

Class	Shares Outstanding
A
B
C
I
W
Total

Shares have no preemptive or subscription rights. [Confirm] [To the knowledge of the Adviser, as of the Record Date, no current Trustee owns 1% or more of the outstanding shares of any class of the Fund, and the officers and Trustees own, as a group, less than 1% of the shares of any class of the Fund.]

Appendix C hereto lists the persons that, as of the Record Date, owned beneficially or of record 5% or more of the outstanding shares of any class of Global Opportunities Fund or Global Dividend Fund.

Can shareholders submit proposals for a future shareholder meeting?

Global Opportunities Fund is not required to hold annual meetings and currently does not intend to hold such meetings unless shareholder action is required by law. A shareholder proposal to be considered for inclusion in a proxy statement at any subsequent meeting of shareholders must be submitted in a reasonable time before a proxy statement for that meeting is printed and mailed. Whether a proposal is included in a proxy statement will be determined in accordance with applicable federal and state laws.

Why did my household only receive one copy of this Proxy Statement/Prospectus?

Only one copy of this Proxy Statement/Prospectus may be mailed to each household, even if more than one person in the household is a Fund shareholder of record, unless Global Opportunities Fund has received contrary instructions from one or more of the household’s shareholders. If you need an additional copy of this Proxy Statement/Prospectus, please contact Shareholder Services at (800) 992-0180. If in the future, you do not wish to combine or wish to recombine the mailing of a proxy statement with household members, please inform Global Opportunities Fund in writing at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona, 85258-2034 or via telephone at (800) 992-0180.

In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed Proxy Ballot is requested. A self-addressed postage paid envelope is enclosed for your convenience. You also may vote via telephone or via the Internet. Please follow the voting instructions as outlined on your Proxy Ballot.

Huey P. Falgout, Jr.
Secretary

September 3, 2014

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

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Appendix A: Form of Agreement and Plan of Reorganization

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 22nd day of May, 2014, by and between Voya Mutual Funds (“VMF”), a Delaware statutory trust with its principal place of business at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258 (the “Trust”) on behalf of its series, Voya Global Equity Dividend Fund (the “Acquiring Fund”), and the Trust, on behalf of its series, Voya Global Opportunities Fund (the “Acquired Fund”).

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class A, Class B, Class C, Class I, and Class W voting shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of the liabilities of the Acquired Fund described in paragraph 1.3, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Fund and the Acquiring Fund are series of open-end, registered investment companies of the management type and the Acquired Fund owns securities which generally are assets of the character in which the Acquiring Fund is permitted to invest; and

WHEREAS, the Board of Trustees of the Acquiring Fund has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund, as described in paragraphs 1.2 and 1.3 herein, by the Acquiring Fund are in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of the Acquired Fund has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund by the Acquiring Fund, as described in paragraphs 1.2 and 1.3 herein, is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

1.1. Subject to the requisite approval of the Acquired Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund’s assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Class A, Class B, Class C, Class I, and Class W Acquiring Fund Shares determined by dividing the value of the Acquired Fund’s net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3. The Acquired Fund will endeavor to discharge all of its liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume all of the liabilities of the Acquired Fund whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1. On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4. Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund’s shareholders of record with respect to its Class A, Class B, Class C, Class I, and Class W shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within each class, the Acquiring Fund Shares of the same class received by the Acquired Fund pursuant to paragraph 1.1. In addition, as soon as is reasonably practicable after the Closing, the Acquired Fund will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the shareholders of record of each class of the Acquired Fund’s shares, determined as of immediately after the close of business on the Closing Date (the “Acquired Fund Shareholders”). The aggregate net asset value of Class A, Class B, Class C, Class I, and Class W Acquiring Fund Shares to be so credited to shareholders of Class A, Class B, Class C, Class I, and Class W shares of the Acquired Fund shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund of that same class owned by such shareholders on the Closing Date. All issued and outstanding Class A, Class B, Class C, Class I, and Class W Acquired Fund shares will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in Class A, Class B, Class C, Class I, and Class W shares of the Acquired Fund will represent a number of shares of the same class of Acquiring Fund Shares after the Closing Date, as determined in accordance with Section 2.3. The Acquiring Fund

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shall not issue certificates representing the Class A, Class B, Class C, Class I, and Class W Acquiring Fund Shares in connection with such exchange.

1.5. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent, as defined in paragraph 3.3.

1.6. Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2. VALUATION

2.1. The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Acquiring Fund’s Board of Trustees.

2.2. The net asset value of Class A, Class B, Class C, Class I, and Class W Acquiring Fund Shares shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund’s then-current prospectus and statement of additional and valuation procedures established by the Acquiring Fund’s Board of Trustees.

2.3. The number of the Class A, Class B, Class C, Class I, and Class W Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class A, Class B, Class C, Class I, and Class W shares of the Acquired Fund, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of the Acquiring Fund Shares of the same class, determined in accordance with paragraph 2.2.

2.4. All computations of value shall be made by the Acquired Fund’s designated record keeping agent and shall be subject to review by Acquiring Fund’s record keeping agent and by each Fund’s respective independent registered public accounting firm.

3. CLOSING AND CLOSING DATE

3.1. The Closing Date shall be November 7, 2014 or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Acquiring Fund or at such other time and/or place as the parties may agree.

3.2. The Acquired Fund shall direct the Bank of New York Mellon, as custodian for the Acquired Fund (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Acquiring Fund no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Acquired Fund’s Assets are deposited, the Acquired Fund’s portfolio securities and instruments deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.3. The Acquired Fund shall direct BNY Mellon Investment Servicing (U.S.) Inc. (the “Transfer Agent”), on behalf of the Acquired Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund shareholders and the number and percentage ownership of outstanding Class A, Class B, Class C, Class I, and Class W shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquiring Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquired Fund or the Board of Trustees of the Acquiring Fund, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4. REPRESENTATIONS AND WARRANTIES

4.1. Except as has been disclosed to the Acquiring Fund in a written instrument executed by an officer of VMF, VMF, on behalf of the Acquired Fund, represents and warrants to VMF as follows:

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(a) The Acquired Fund is duly organized as a series of VMF, which is a statutory trust, validly existing and in good standing under the laws of the State of Delaware, with power under VMF’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b) VMF is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) On the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

(f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VMF’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which VMF, on behalf of the Acquired Fund, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VMF, on behalf of the Acquired Fund, is a party or by which it is bound;

(g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Acquired Fund prior to the Closing Date;

(h) Except as otherwise disclosed in writing to and accepted by VMF, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. VMF, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at February 28, 2014, have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j) Since February 28, 2014, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund (for the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by shareholders of the Acquired Fund shall not constitute a material adverse change);

(k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

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(m) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

(n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of VMF, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o) The information to be furnished by VMF, on behalf of the Acquired Fund, for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority) that may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p) The proxy statement of the Acquired Fund (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

4.2. Except as has been disclosed to the Acquired Fund in a written instrument executed by an officer of VMF, VMF, on behalf of the Acquiring Fund, represents and warrants to VMF as follows:

(a) The Acquiring Fund is duly organized as a series of VMF, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under VMF’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b) VMF is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act, are in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) On the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

(f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VMF’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which VMF, on behalf of the Acquired Fund, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VMF, on behalf of the Acquiring Fund, is a party or by which it is bound;

(g) Except as otherwise disclosed in writing to and accepted by VMF, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against VMF, on behalf of the Acquiring Fund, or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. VMF, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund at February 28, 2014, have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with U.S. GAAP consistently applied, and such statements (copies of which have been furnished to the

22

Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(i) Since February 28, 2014, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. (For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund’s portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change);

(j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

(l) All issued and outstanding shares of the Acquiring Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquiring Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquiring Fund, as provided in paragraph 3.3. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of VMF, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n) The Class A, Class B, Class C, Class I, and Class W Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable;

(o) The information to be furnished by VMF, on behalf of the Acquiring Fund, for use in the registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p) That insofar as it relates to the Acquiring Fund, the Registration Statement relating to the Acquiring Fund Shares issuable hereunder, and the proxy materials with respect to the Acquired Fund to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, as of the date of this Agreement: (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder. Additionally, and through the Closing Date, to the extent any statement included in the Registration Statement, as supplemented or amended, relating to the Acquiring Fund Shares issuable hereunder that was not misleading becomes misleading based on events that occur after the date of this Agreement, the Acquiring Fund will, within a commercially reasonable amount of time, inform the Acquired Fund.

5. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1. The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2. The Acquired Fund will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

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5.3. The Acquired Fund covenants that the Class A, Class B, Class C, Class I, and Class W Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares.

5.5. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6. The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

5.7. As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Class A, Class B, Class C, Class I, and Class W Acquiring Fund Shares received at the Closing.

5.8. The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.9. VMF, on behalf of the Acquired Fund, covenants that VMF will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as VMF, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) VMF’s, on behalf of the Acquired Fund’s, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) VMF’s, on behalf of the Acquiring Fund’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.10. The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of VMF, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at VMF’s election, to the performance by VMF, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1. All representations and warranties of VMF, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2. VMF, on behalf of the Acquiring Fund shall have delivered to the VMF a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the VMF and dated as of the Closing Date, to the effect that the representations and warranties of VMF, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the VMF shall reasonably request;

6.3. VMF, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VMF, on behalf of the Acquiring Fund, on or before the Closing Date; and

6.4. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of VMF, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at VMF’s election, to the performance by VMF, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1. All representations and warranties of VMF, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2. VMF, on behalf of the Acquired Fund shall have delivered to VMF, on behalf of the Acquiring Fund, a statement of the Acquired Fund’s assets and liabilities, as of the Closing Date, certified by the Treasurer of VMF;

7.3. VMF, on behalf of the Acquired Fund shall have delivered to VMF, on behalf of the Acquiring Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to Voya Mutual Funds and dated as of the Closing Date, to the effect that the representations and warranties of VMF, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as VMF shall reasonably request;

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7.4. VMF, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VMF, on behalf of the Acquired Fund, on or before the Closing Date;

7.5. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

7.6. The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to VMF, on behalf of the Acquired Fund, or VMF, on behalf of the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of VMF’s Declaration of Trust, By-Laws, applicable Delaware law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to VMF. Notwithstanding anything herein to the contrary, neither VMF, on behalf of the Acquiring Fund, nor VMF, on behalf of the Acquired Fund, may waive the conditions set forth in this paragraph 8.1;

8.2. On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by VMF, on behalf of the Acquiring Fund, or VMF, on behalf of the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5. The parties shall have received the opinion of Dechert LLP addressed to VMF substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of VMF. Notwithstanding anything herein to the contrary, VMF may not waive the condition set forth in this paragraph 8.5.

9. BROKERAGE FEES AND EXPENSES

9.1. VMF represents and warrants on behalf of the Acquiring Fund and the Acquired Fund that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2 The expenses relating to the proposed Reorganization will be borne by the investment adviser to both the Acquiring and the Acquired Fund. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Fund’s prospectus and the Acquired Fund’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1. The parties agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11. TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by mutual agreement of the parties. This Agreement may also be terminated and the transactions contemplated hereby may be abandoned by either party: (i) if the Closing shall not have occurred on or before February 28, 2015, unless such date is extended by mutual agreement of the parties; or (ii) if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement

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shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12. AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of VMF; provided, however, that following the meeting of the shareholders of the Acquired Fund called by VMF pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class A, Class B, Class C, Class I, and Class W Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13. NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

Voya Mutual Funds

7337 East Doubletree Ranch Road

Suite 100

Scottsdale, Arizona 85258-2034

Attn: Huey P. Falgout, Jr.

With a copy to:

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Attn: Jeffrey S. Puretz

Voya Mutual Funds

7337 East Doubletree Ranch Road

Suite 100

Scottsdale, Arizona 85258-2034

Attn: Huey P. Falgout, Jr.

With a copy to:

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Attn: Jeffrey S. Puretz

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective Trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the Acquired Fund or the corporate property of the Acquiring Fund, as the case may be, as provided in the Declaration of Trust of VMF. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

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Appendix B: additional information regarding Voya Global Equity Dividend Fund

Portfolio Holdings Information

A description of Global Dividend Fund's policies and procedures regarding the release of portfolio holdings information is available in the Fund’s Statement of Additional Information dated February 28, 2014. Portfolio holdings information can be reviewed online at www.voyainvestments.com.

Classes of Shares

Choosing a Share Class

When choosing between classes, you should carefully consider: (1) how long you plan to hold shares of Global Dividend Fund; (2) the amount of your investment; (3) the expenses you’ll pay for each class, including ongoing annual expenses along with the initial sales charge or the contingent deferred sales charges (“CDSC”); and (4) whether you qualify for any sales charge discounts. Please review the disclosure about all of the available share classes carefully. Before investing, you should discuss with your financial intermediary which share class may be right for you.

The tables below summarize the features of the classes of shares discussed in this Proxy Statement/Prospectus. Class B shares are closed to new investors and additional investments from existing shareholders, except in connection with the reinvestment of any distributions and permitted exchanges. Specific Fund charges may vary so you should review Global Dividend Fund’s fee table as well as the section entitled “Sales Charges” in this Proxy Statement/Prospectus.

Summary of primary differences among share classes:

Class A
Initial Sales Charge	Up to 5.75% (reduced for purchases of $50,000 or more and eliminated for purchases of $1 million or more)
Contingent Deferred Sales Charge	None (except that with respect to purchases of $1 million or more for which the initial sales charge was waived, a charge of 1.00% applies to redemptions made within 18 months)[1]
Distribution and/or Shareholder Services (12b-1) Fees	0.25% annually
Purchase Maximum	None
Minimum Initial Purchase/Minimum Account Size	$1,000 ($250 for IRAs)/$1,000 ($250 for IRAs)
Minimum Subsequent Purchases	None
Minimum Initial Account Balance for Systematic Exchange Privilege	$5,000
Conversion	None
Class B
Initial Sales Charge	None
Contingent Deferred Sales Charge	5.00% declining to 0% after six years from the date of purchase
Distribution and/or Shareholder Services (12b-1) Fees	1.00% annually
Purchase Maximum	May not be purchased or acquired except by the reinvestment of dividends and permitted exchanges
Minimum Account Size	$1,000 ($250 for IRAs)
Minimum Subsequent Purchases	None
Minimum Initial Account Balance for Systematic Exchange Privilege	$5,000
Conversion	Automatic conversion to Class A shares after eight years, so annual expenses decrease.
Class C
Initial Sales Charge	None
Contingent Deferred Sales Charge	1.00% if the shares are sold within one year from the date of purchase
Distribution and/or Shareholder Services (12b-1) Fees	1.00% annually
Purchase Maximum	$1,000,000
Minimum Initial Purchase/Minimum Account Size	$1,000 ($250 for IRAs)/$1,000 ($250 for IRAs)
Minimum Subsequent Purchases	None
Minimum Initial Account Balance for Systematic Exchange Privilege	$5,000
Conversion	None

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Class I
Initial Sales Charge	None
Contingent Deferred Sales Charge	None
Distribution and/or Shareholder Services (12b-1) Fees	None
Purchase Maximum	None
Minimum Initial Purchase/Minimum Account Size	$250,000/$250,000
Minimum Subsequent Purchases	None
Minimum Initial Account Balance for Systematic Exchange Privilege	None
Conversion	None
Class W
Initial Sales Charge	None
Contingent Deferred Sales Charge	None
Distribution and/or Shareholder Services (12b-1) Fees	None
Purchase Maximum	None
Minimum Initial Purchase*/Minimum Account Size	$1,000/$1,000
Minimum Subsequent Purchases	None
Minimum Initial Account Balance for Systematic Exchange Privilege	None
Conversion	None

1.	There is no front-end sales charge if you purchase Class A shares in an amount of $1 million or more. However, these shares will be subject to a 1.00% CDSC if they are redeemed within 18 months of purchase.

*	Minimum investment amounts may not be waived for individual accounts that are managed by an investment adviser representative, as defined in Rule 203A-3(a) under the Investment Advisers Act of 1940.

Please refer to the minimum investments table in this Appendix for additional information.

The relative impact of the initial sales charge, if applicable, and ongoing annual expenses will depend on the length of time a share is held. Higher distribution fees mean a higher expense ratio, so Class B shares and Class C shares shares pay correspondingly lower dividends and may have a lower net asset value (“NAV”) than Class A shares.

Because Global Dividend Fund may not be able to identify an individual investor’s trading activities when investing through omnibus account arrangements, you and/or your financial intermediary are responsible for ensuring that your investment in Class C shares does not exceed $1,000,000. Global Dividend Fund cannot ensure that they will identify purchase orders that would cause your investment in Class C shares to exceed the maximum allowed amount. When investing through such arrangements, you and/or your financial intermediary should be diligent in determining that you have selected the appropriate share class for you.

You and/or your financial intermediary should also take care to assure that you are receiving any sales charge reductions or other benefits to which you may be entitled. As an example, as is discussed below, you may be able to reduce a Class A sales charge payable by aggregating purchases to achieve breakpoint discounts. Global Dividend Fund uses the net amount invested when determining whether a shareholder has reached the required investment amount in order to be eligible for a breakpoint discount. In order to ensure that you are receiving any applicable sales charge reduction, it may be necessary for you to inform Global Dividend Fund or your financial intermediary of the existence of other accounts that may be eligible to be aggregated. The Statement of Additional Information dated February 28, 2014 discusses specific classes of investors who may be eligible for a reduced sales charge. Before investing you should discuss which share class may be right for you with your financial intermediary.

Distribution and Service (12b-1) Fees

Global Dividend Fund pays fees to the Distributor on an ongoing basis as compensation for the services the Distributor provides and the expenses it bears in connection with the sale and distribution of Fund shares (“distribution fees”) and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“service fees”). These payments are made pursuant to distribution and/or shareholder servicing plans adopted by Global Dividend Fund pursuant to Rule 12b-1 of the 1940 Act (“12b-1 Plan”). Because these fees are paid on an ongoing basis, over time these fees will increase the cost of your investment and cost you more than paying other types of sales charges.

Global Dividend Fund has adopted a 12b-1 Plan for Class A, Class B, and Class C shares. The following table lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of Global Dividend Fund’s average daily net assets attributable to the particular class of shares):

Fund	Class A	Class B	Class C
Global Dividend Fund	0.25%	1.00%	1.00%

Sales Charges

Global Dividend Fund makes available in a clear and prominent format, free of charge, on its website, (www.voyainvestments.com), information regarding applicable sales loads, reduced sales charges (i.e., breakpoint discounts),

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sales load waivers, eligibility minimums and purchases of the Fund’s shares. The website includes hyperlinks that facilitate access to the information.

Class A Shares

This section includes important information about sales charges and sales charge reduction programs available to investors in Global Dividend Fund’s Class A shares and describes the information or records you may need to provide to the Distributor or your financial intermediary in order to be eligible for sales charge reduction programs.

Unless you are eligible for a waiver, the public offering price you pay when you buy Class A shares of Global Dividend Fund is the NAV of the shares at the time of purchase, plus an initial sales charge. The initial sales charge varies depending on the size of your purchase, as set forth in the following tables. No sales charge is imposed when Class A shares are issued to you pursuant to the automatic reinvestment of income dividends or capital gains distributions. For investors investing in Class A shares of Global Dividend Fund through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor obtains the proper breakpoint discount, if any.

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

Class A shares of Global Dividend Fund are sold subject to the following sales charge:

Your Investment	As a % of the offering price	As a % of net asset value
Less than $50,000	5.75	6.10
$50,000 - $99,999	4.50	4.71
$100,000 - $249,999	3.50	3.63
$250,000 - $499,999	2.50	2.56
$500,000 - $999,999	2.00	2.04
$1,000,000 and over[1]	N/A	N/A

1.	See “Contingent Deferred Sales Charges (“CDSCs”) – Class A Shares” below

Shareholders that purchased funds that were a part of the Lexington family of funds or the Aetna family of funds prior to February 2, 1998, at the time of purchase, are not subject to sales charges for the life of their account on purchases made directly with the funds.

Contingent Deferred Sales Charges (“CDSCs”) – Class A Shares

Investments of $1 Million or More. There is no front-end sales charge if you purchase Class A shares in an amount of $1 million or more. However, these shares will be subject to a 1.00% CDSC if they are redeemed within 18 months of purchase.

CDSC – Class B and Class C Shares

Unless you are eligible for a waiver, if you sell your Class B or Class C shares within the time periods specified below, you will pay a CDSC according to the following schedules. It is the responsibility of your financial intermediary to ensure that you are credited with the proper holding period for the shares redeemed.

Class B and Class C shares are offered at their NAV per share without any initial sales charge. However, you may be charged a CDSC on shares that you sell within a certain period of time after you bought them. The amount of the CDSC is based on the lesser of the NAV of the shares at the time of purchase or redemption. The CDSCs are as follows:

Class B CDSC
Years after purchase	CDSC on shares being sold
1st year	5.00%
2nd year	4.00%
3rd year	3.00%
4th year	3.00%
5th year	2.00%
6th year	1.00%
After 6th year	None
Class C CDSC
Years after purchase	CDSC on shares being sold
1st year	1.00%
After 1st year	None

To keep your CDSC as low as possible, each time you place a request to redeem shares, Global Dividend Fund will first redeem shares in your account that are not subject to a CDSC and then will sell shares that have the lowest CDSC.

There is no CDSC on shares acquired through the reinvestment of dividends and capital gains distributions.

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CDSC on Exchange into Voya Senior Income Fund

You are not required to pay an applicable CDSC upon an exchange from Global Dividend Fund into Voya Senior Income Fund. However, if you exchange into Voya Senior Income Fund and subsequently offer your common shares for repurchase by Voya Senior Income Fund, Global Dividend Fund’s CDSC will apply. After an exchange into Voya Senior Income Fund, the time period for application of the CDSC will be calculated based on the first date you acquired your shares of Global Dividend Fund.

Reduced or Waived Front-End Sales Charges

Investors in Global Dividend Fund could reduce or eliminate sales charges applicable to the purchase of Class A shares through utilization of the Letter of Intent, Rights of Accumulation, or Combination Privilege. These programs are summarized below and are described in greater detail in the Fund’s Statement of Additional Information dated February 28, 2014.

You may reduce the initial sales charge on a purchase of Class A shares of Global Dividend Fund by combining multiple purchases to take advantage of the breakpoints in the sales charge schedules. You may do this by:

•	Letter of Intent – lets you purchase shares over a 13-month period and pay the same sales charge as if the shares had all been purchased at once;

•	Rights of Accumulation – lets you add the value of shares of any open-end Voya mutual fund (excluding Voya Money Market Fund) you already own to the amount of your next purchase for purposes of calculating the sales charge; or

•	Combination Privilege – shares held by investors in the Voya mutual funds which impose a CDSC may be combined with Class A shares for a reduced sales charge.

In addition, certain investors may be eligible for special purchases of Class A shares at NAV. This may be done by:

•	Reinstatement Privilege – If you sell Class A shares of Global Dividend Fund (or shares of other Voya mutual funds managed by the Adviser) and reinvest any of the proceeds in Class A shares of another Voya mutual fund within 90 days. For additional information regarding the reinstatement privilege, contact a Shareholder Services Representative or see the Statement Additional Information dated February 28, 2014; or

•	Purchases by Certain Accounts – Class A shares may be purchased at NAV by certain fee-based programs offered through selected registered investment advisers, broker-dealers, and other financial intermediaries. Class A shares may also be purchased at NAV by shareholders that purchase a Fund through a financial intermediary that offers our Class A shares uniformly on a “no load” (or reduced load) basis to you and all similarly situated customers of the intermediary in accordance with the intermediary’s prescribed fee schedule for purchases of fund shares, including by shareholders that purchase shares through a financial intermediary that has entered into an agreement with the Distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers.

See the Account Application or the Statement of Additional Information dated February 28, 2014 for additional information regarding the reduction of Class A shares’ charges, or contact your financial intermediary or a Shareholder Services Representative for more information.

Required Shareholder Information and Records. In order for investors in Class A shares of Global Dividend Fund to take advantage of sales charge reductions, an investor or his/her financial intermediary must notify the Distributor that the investor qualifies for such reduction. If the Distributor is not notified that the investor is eligible for these reductions, the Distributor will be unable to ensure that the reduction is applied to the investor’s account. An investor may have to provide certain information or records, including account statements, to his/her financial intermediary or to the Distributor to verify the investor’s eligibility for breakpoint privileges or other sales charge waivers.

CDSC Waivers. If you notify Global Dividend Fund’s transfer agent, BNY Mellon Investment Servicing (U.S.) Inc. (“Transfer Agent”), at the time of redemption, the CDSC for Class A, Class B, and Class C shares will be waived in the following cases:

•	Redemptions following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.

•	Redemptions for Class B and Class C shares, pursuant to a Systematic Withdrawal Plan, up to a maximum of 12% per year of a shareholder’s account value based on the value of the account at the time the plan is established and annually thereafter.

•	Mandatory distributions from employee benefit plans or an Individual Retirement Account (“IRA”).

•	Reinvestment of dividends and capital gains distributions.

If you think you may be eligible for a CDSC waiver, contact your financial intermediary or a Shareholder Services Representative.

Reinstatement Privilege. If you sell Class A or Class C shares of Global Dividend Fund you may be eligible for a full or prorated credit of the CDSC paid on the sale when you make an investment up to the amount redeemed in the same share class within 90 days of the eligible sale. Reinstated Class C shares will retain their original cost and purchase date for purposes of the CDSC. This

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privilege can be used only once per calendar year. If you want to use the Reinstatement Privilege, contact your financial intermediary or a Shareholder Services Representative, or see the Statement of Additional Information dated February 28, 2014 for more information. An investor may be asked to provide information or records, including account statements, regarding shares of Global Dividend Fund held in all of the investor’s accounts held directly with Voya Mutual Funds or through a financial intermediary; any account of the investor at another financial intermediary; and accounts of related parties of the investor; such as members of the same family or household, at any financial intermediary.

How Shares Are Priced

When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable CDSC. Exchange orders are effected at NAV.

The NAV per share for each class of Global Dividend Fund is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) each day on which the NYSE is open for trading. Global Dividend Fund is open for business every day the NYSE is open. Fund shares will not be priced on days when the NYSE is closed. The NAV per share of each class of Global Dividend Fund is calculated by taking the value of the Fund's assets attributable to that class, subtracting the Fund's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. To the extent Global Dividend Fund invests in other open-end funds (other than ETFs), Global Dividend Fund will calculate its NAV using the NAV of the funds in which it invests as described in its prospectus.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from independent pricing services. Shares of investment companies held by Global Dividend Fund (other than ETF shares) will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when Global Dividend Fund's NAV is not calculated. As a result, the NAV of Global Dividend Fund may change on days when shareholders will not be able to purchase or redeem Global Dividend Fund's shares. When market quotations are not available or are deemed unreliable, Global Dividend Fund will use a fair value for an asset that is determined in accordance with procedures adopted by the Fund's Board. The types of assets for which such fair value pricing might be required include, but are not limited to:

•	Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•	Securities of an issuer that has entered into a restructuring;

•	Securities whose trading has been halted or suspended;

•	Debt instruments that have gone into default and for which there are no current market value quotations; and

•	Securities that are restricted as to transfer or resale.

Global Dividend Fund or the Adviser may rely on the recommendations of a fair value pricing service approved by the Fund’s Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser will make such determinations in good faith in accordance with procedures adopted by the Fund’s Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that Global Dividend Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

How to Buy Shares

Customer Identification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person that opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

What this means for you: Global Dividend Fund, the Distributor, or a third-party selling you Global Dividend Fund, must obtain the following information for each person that opens an account:

•	Name;

•	Date of birth (for individuals);

•	Physical residential address (although post office boxes are still permitted for mailing); and

•	Social Security number, taxpayer identification number, or other identifying number.

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You may also be asked to show your driver’s license, passport, or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other non-natural persons.

Federal law prohibits Global Dividend Fund, the Distributor, and other financial institutions from opening accounts unless they receive the minimum identifying information listed above. They also may be required to close your account if they are unable to verify your identity within a reasonable time.

If you are a participant in a qualified retirement plan, you should make purchases through your plan administrator or sponsor, who is responsible for transmitting orders.

Global Dividend Fund or the Distributor reserve the right to reject any purchase order. Please note that cash, traveler's checks, third-party checks, money orders, and checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank) generally will not be accepted. Global Dividend Fund and the Distributor reserve the right to waive minimum investment amounts. Waiver of the minimum investment amount can increase operating expenses of the Fund. Minimum investment amounts may not be waived for individual accounts that are managed by an investment adviser representative, as defined in Rule 203A-3(a) under the Investment Advisers Act of 1940. Global Dividend Fund and the Distributor reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value minimum.

Global Dividend Fund reserves the right to suspend the offering of shares or to reject any specific purchase order. Global Dividend Fund may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Class A and Class C Shares

Class A and Class C shares may be purchased and sold by contacting any financial intermediary (who may impose transaction charges in addition to those described in this Proxy Statement/Prospectus) authorized to sell Fund shares. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, on-line, and bank wire.

Class B Shares

Class B shares are closed to new investors and additional investments from existing shareholders except in connection with the reinvestment of any distributions and permitted exchanges.

Class I Shares

Class I shares may be purchased without a sales charge by: (1) qualified retirement plans such as 401(a), 401(k), or other defined contribution plans and defined benefit plans; (2) 529 college savings plans; (3) insurance companies and foundations investing for their own account; (4) wrap programs offered by broker-dealers and financial institutions; (5) accounts of, or managed by, trust departments; (6) individuals whose accounts are managed by an investment adviser representative, as stated above; (7) retirement plans affiliated with ING Groep; (8) ING Groep affiliates for purposes of corporate cash management; and (9) other registered investment companies.

Class W Shares

Class W shares may be purchased without a sales charge by: (1) qualified retirement plans such as 401(a), 401(k), or other defined contribution plans and defined benefit plans; (2) insurance companies and foundations investing for their own account; (3) wrap programs offered by broker-dealers and financial institutions; (4) accounts of, or managed by, trust departments; (5) individuals whose accounts are managed by an investment adviser representative, as stated above; (6) retirement plans affiliated with ING Groep; (7) ING Groep affiliates for purposes of corporate cash management; and (8) by other Voya mutual funds in the Voya family of funds.

In addition, Class W shares are available to the following persons through direct investment (not through broker-dealers that are not approved by Voya) into a Voya mutual fund or through a Voya approved broker-dealer (currently, ING Financial Partners, Inc.): (1) current and retired officers and directors/trustees of the Voya mutual funds; (2) current and retired officers, directors, and full-time employees of Voya Investments, LLC, Directed Services LLC; any Voya mutual fund's sub-adviser; Voya Investments Distributor, LLC; and any of their affiliates; (3) family members of the foregoing persons (defined as current spouse, children, parents, grandparents, grandchildren, uncles, aunts, siblings, nephews, nieces, step-relations, relations at-law, and cousins); (4) any trust, pension, profit-sharing, or other benefit plan for such persons (including family members); and (5) discretionary advisory accounts of Voya Investments, LLC, Directed Services LLC, any Voya mutual fund's sub-adviser, or Voya Investments Distributor, LLC.

Retirement Plans

Global Dividend Fund has available prototype qualified retirement plans for corporations and self-employed individuals. It also has available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans and Pension and Profit Sharing Plans. BNY Mellon Investment Servicing Trust Company acts as the custodian under these plans. For further information, contact a Shareholder Services Representative at (800) 992-0180. BNY Mellon Investment Servicing Trust Company currently receives a $12 custodial fee annually for the maintenance of each such account.

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Minimum Investments	Class	Initial Purchase	Subsequent Purchases
Non-retirement accounts	A/C/W1 I1	$1,000 $250,000	No minimum
Retirement accounts	A/C I1 W1	$250 $250,000 $1,000	No minimum
Pre-Authorized Investment Plan	A/C	$1,000	At least $100/month
Certain omnibus accounts	A/C	$250	No minimum

1.	Minimum investment amounts may not be waived for individual accounts that are managed by an investment adviser representative, as defined in Rule 203A-3(a) under the Investment Advisers Act of 1940.

Buying Shares	Opening an Account	Adding to an Account
By Contacting Your Financial Intermediary	A financial intermediary with an authorized firm can help you establish and maintain your account.	Contact your financial intermediary.

By Mail	Make your check payable to Voya Investment Management and mail it with a completed Account Application. Please include your financial intermediary on the New Account Application.	Fill out the Account Additions format the bottom of your account statement and mail it along with your check payable to Voya Investment Management to the address on the account statement. Please write your account number on the check.

By Wire

Call Shareholder Services at (800) 992-0180 to obtain an account number and indicate your financial intermediary on the account.

Instruct your bank to wire funds to the Fund in the care of:

Bank of New York Mellon

ABA #011001234

Credit to: BNY Mellon Investment Servicing (U.S.) Inc. as Agent for Voya mutual funds

A/C #0000733938; for further credit to Shareholder A/C #

(A/C # you received over the telephone)

Shareholder Name:

_________________ (Your Name Here)

After wiring funds you must complete the Account Application and send it to:

Voya Investment Management

P.O. Box 9772

Providence, RI

02940-9772

Wire the funds in the same manner described under “Opening an Account.”

How to Sell Shares

You may sell shares by using the methods outlined in the following table. Under unusual circumstances, Global Dividend Fund may suspend the right of redemption as allowed by the SEC or federal securities laws.

If you are a participant in a qualified retirement plan, you should make redemptions through your plan administrator or sponsor, who is responsible for transmitting orders.

Selling Shares	To Sell Some or All of Your Shares
By Contacting Your Financial Intermediary	You may sell shares by contacting your financial intermediary. Financial intermediaries may charge for their services in connection with your redemption request but neither the Fund nor the Distributor imposes any such charge.

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Selling Shares	To Sell Some or All of Your Shares
By Mail

Send a written request specifying the Fund name and share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to redeem to:

Voya Investment Management

P.O. Box 9772

Providence, RI 02940-9772

If certificated shares have been issued, the certificate must accompany the written request. Corporate investors and other associations must have an appropriate certification on file authorizing redemptions. A suggested form of such certification is provided on the Account Application. A signature guarantee may be required.

By Telephone – Expedited Redemption

You may sell shares by telephone on all accounts, other than retirement accounts, unless you check the box on the Account Application which signifies that you do not wish to use telephone redemptions. To redeem by telephone, call a Shareholder Services Representative at (800) 992-0180.

Receiving Proceeds by Check:

You may have redemption proceeds (up to a maximum of $100,000) mailed to an address which has been on record with Voya Investment Management for at least 30 days.

Receiving Proceeds by Wire:

You may have redemption proceeds (subject to a minimum of $5,000) wired to your pre-designated bank account. You will not be able to receive redemption proceeds by wire unless you check the box on the Account Application which signifies that you wish to receive redemption proceeds by wire and attach a voided check. Under normal circumstances, proceeds will be transmitted to your bank on the business day following receipt of your instructions, provided redemptions may be made. In the event that share certificates have been issued, you may not request a wire redemption by telephone. Please note that additional fees may apply for phone orders.

Systematic Withdrawal Plan

You may elect to make periodic withdrawals from your account on a regular basis.

Class A, Class B, and Class C

•	Your account must have a current value of at least $10,000.

•	Minimum withdrawal amount is $100.

•	You may choose from monthly, quarterly, semi-annual or annual payments.

Class I and Class W

•	Your account must have a current value of at least $250,000 or $1,000 for Class I and Class W shares, respectively.

•	Minimum withdrawal amount is $1,000.

•	You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact a Shareholder Services Representative or refer to the Account Application or the Statement of Additional Information dated February 28, 2014.

Execution of Requests

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or the Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth under “How to Buy Shares” have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after Market Close, the shares will not be credited until the next business day. For your transaction to be counted on the day you place your order with your broker-dealer or other financial institution, they must receive your order before Market Close and promptly transmit the order to the Transfer Agent or the Distributor.

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You will receive a confirmation of each new transaction in your account, which also will show you the number of shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership.

Payments

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a request in good order. Global Dividend Fund has the right to take up to seven days to pay your redemption proceeds and may postpone payment longer in the event of an economic emergency as determined by the SEC. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined NAV, but Global Dividend Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. A redemption request made within 30 calendar days after submission of a change of address is permitted only if the request is in writing and is accompanied by a medallion signature guarantee. Redemption requests of an amount of $10 million or more must be submitted in writing by an authorized person.

A medallion signature guarantee may be required in certain circumstances. A request to change the bank designated to receive wire redemption proceeds must be received in writing, signed by an authorized person, and accompanied by a medallion signature guarantee from any eligible guarantor institution. In addition, if you wish to have your redemption proceeds transferred by wire to an account other than your designated bank account, paid to someone other than the shareholder of record, or sent somewhere other than the shareholder’s address of record, you must provide a medallion signature guarantee with your written redemption instructions. Please see the Statement of Additional Information dated February 28, 2014 for more details on the medallion signature guarantee program.

Global Dividend Fund normally intends to pay in cash for all shares redeemed but under abnormal conditions that make payment in cash unwise, the Fund may make payment wholly or partly in securities at its then current market value equal to the redemption price. In such a case, Global Dividend Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.

Telephone Orders

Global Dividend Fund and its Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. Global Dividend Fund and its Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If Global Dividend Fund and its Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

Small Accounts

Due to the relatively high cost of handling small investments, Global Dividend Fund reserves the right, upon 30 days’ prior written notice, to redeem at NAV (less any applicable deferred sales charge), the shares of any shareholder whose account (except for IRAs) has a total value that is less than Global Dividend Fund’s minimum. Before Global Dividend Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount allowed and will allow the shareholder 30 days to make an additional investment in an amount that will increase the value of the account to the minimum before the redemption is processed. Your account will not be closed if its drop in value is due to Fund performance.

How to Exchange Shares

Exchanges Between Shares of Voya Mutual Funds

You may exchange shares of Global Dividend Fund for shares of the same class of any other Voya mutual fund, except for Voya Corporate Leaders Trust Fund, without paying any additional sales charge, if you otherwise meet the eligibility requirements of the class of shares of the Voya mutual fund to be received in the exchange. If you purchase Class A shares of Voya Money Market Fund and did not pay a sales charge, you must pay the applicable sales charge on an exchange into Class A shares of another Voya mutual fund. Additionally, Class L shares of Voya Money Market Fund may be exchanged for Class C shares of any other Voya mutual fund.

If you exchange shares of Global Dividend Fund that are subject to a CDSC into shares of another Voya mutual fund that are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate that was applicable to your original shares. Your new shares will continue to age for CDSC purposes from the date that the original shares were purchased.

If you acquired Class L shares of Voya Money Market Fund through an exchange from Class C shares of a Voya mutual fund that were subject to a CDSC and then exchange your Class L shares of Voya Money Market Fund for Class C shares of another Voya mutual fund you will continue to be subject to the CDSC that applied to your original shares. The time you held the Class L shares of Voya Money Market Fund will not count toward the CDSC holding period.

If you acquired Class L shares of Voya Money Market Fund through a purchase (not through an exchange) and then exchange your Class L shares of Voya Money Market Fund into Class C shares of another Voya mutual fund, you will become subject to any

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CDSC that applies to the Voya mutual fund into which you exchange. The time you held your Class L shares of Voya Money Market Fund will not count toward the CDSC holding period of the Voya mutual fund into which you exchanged.

Exchanges Between Classes of Shares of the Same Fund

You may exchange Class B, Class C, and Class W shares of Global Dividend Fund for Class I shares of the same Fund, or you may exchange Class A shares and Class I shares of Global Dividend Fund for any other class of the same Fund, if you otherwise meet the eligibility requirements of the class of shares to be received in the exchange, except that: (1) you may not exchange shares that are subject to a CDSC until the CDSC period has expired; and (2) you may not exchange Class A shares for Class W shares unless you acquired the Class A shares through a Voya approved broker-dealer (currently, ING Financial Partners, Inc.) All exchanges within the same Fund are subject to the discretion of the Distributor to permit or reject such exchanges.

Exchanges between classes of shares of the same Fund are not subject to the frequent trading and market timing policies of Voya mutual funds.

Additional Information About Exchanges

Fees and expenses differ among Voya mutual funds and among share classes of the same Fund. Please read the prospectus for the Voya mutual fund and share class you are interested in prior to exchanging into that Voya mutual fund or share class. Contact your financial intermediary or consult your plan documents for additional information.

An exchange of shares of Global Dividend Fund for shares of another Voya mutual fund is treated as a sale and purchase of shares and may result in the recognition of a gain or loss for federal and state income tax purposes. For exchanges among Voya mutual funds and among classes of shares of the same Fund, you should consult your own tax advisor for advice about the particular federal, state, and local tax consequences to you of the exchange. The total value of shares being exchanged must at least equal the minimum investment requirement of the Voya mutual fund into which they are being exchanged.

If you exchange into Voya Senior Income Fund, your ability to sell or liquidate your investment will be limited. Voya Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis. It is not expected that a secondary market for Voya Senior Income Fund’s shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, Voya Senior Income Fund will normally make monthly repurchase offers for not less than 5% of its outstanding common shares. If more than 5% of Voya Senior Income Fund’s common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege into Voya Senior Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of the Voya Senior Income Fund prospectus or any other Voya mutual fund prospectus by calling (800) 992-0180 or by going to www.voyainvestments.com.

In addition to Global Dividend Fund, the Distributor offers many other funds. Shareholders exercising the exchange privilege with any other Voya mutual fund should carefully review the prospectus of that fund before exchanging their shares. Investors may obtain a copy of a prospectus of any Voya mutual fund not discussed in this Proxy Statement/Prospectus by calling (800) 992-0180 or by going to www.voyainvestments.com.

You will automatically have the ability to request an exchange between Voya mutual funds by calling a Shareholder Services Representative unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. Global Dividend Fund may change or cancel its exchange policies at any time, upon 60 days’ prior notice to shareholders.

Systematic Exchange Privilege

Subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually, or annually from your account to an identically registered account in the same class of any other open-end Voya mutual fund, except for Voya Corporate Leaders Trust Fund. This exchange privilege may be modified at any time or terminated upon 60 days’ prior written notice to shareholders.

Frequent Trading - Market Timing

Global Dividend Fund is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies should not purchase shares of Global Dividend Fund. Global Dividend Fund reserves the right, in its sole discretion and without prior notice, to reject, restrict, or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a shareholder's or retirement plan participant's intermediary that the Fund determines not to be in the best interest of the Fund. Such action may include, but not be limited to: rejecting additional purchase orders, whether directly or by exchange; extending settlement of a redemption up to seven days; rejecting all purchase orders from broker-dealers or their registered representatives suspected of violating Global Dividend Fund’s frequent trading policy; or termination of the selling group agreement or other agreement with broker-dealers or other financial intermediaries associated with frequent trading. Global Dividend Fund will not be liable for any loss resulting from rejected orders or other actions as described above.

Global Dividend Fund believes that market timing or frequent, short-term trading in any account, including a retirement plan account, is not in the best interest of the Fund or its shareholders. Due to the disruptive nature of this activity, it can adversely affect the ability of the Adviser or Sub-Adviser (if applicable) to invest assets in an orderly, efficient manner. Frequent trading can

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raise Fund expenses through: increased trading and transaction costs; increased administrative costs; and lost opportunity costs. This in turn can have an adverse effect on Fund performance.

Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time Global Dividend Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by Global Dividend Fund based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in funds which do not invest in foreign securities. For example, if trading in a security held by Global Dividend Fund is halted and does not resume prior to the time the Fund calculates its NAV such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. Global Dividend Fund has adopted fair valuation policies and procedures intended to reduce the Fund’s exposure to price arbitrage, stale pricing and other potential pricing discrepancies. Currently, Interactive Data Pricing and Reference Data, Inc. provides such services to Global Dividend Fund. However, to the extent that Global Dividend Fund does not immediately reflect these changes in market conditions, short-term trading may dilute the value of the Fund’s shares which negatively affects long-term shareholders.

Global Dividend Fund’s Board has adopted policies and procedures designed to deter frequent, short-term trading in shares of the Fund. In general, shareholders may make exchanges among their accounts with Voya mutual funds once every thirty (30) days. However, Global Dividend Fund prohibits frequent trading. Global Dividend Fund has defined frequent trading as follows:

•	Any shareholder or financial adviser who initiated exchanges among all their accounts with Global Dividend Fund within thirty (30) calendar days of a previous exchange. All exchanges occurring on the same day for all accounts (individual, IRA, 401(k), etc.) beneficially owned by the same shareholder will be treated as a single transaction for purposes of this policy;

•	Trading deemed harmful or excessive by Global Dividend Fund (including but not limited to patterns of purchases and redemptions), in its sole discretion; and

•	Trades initiated by financial advisers, among multiple shareholder accounts, that in the aggregate are deemed harmful or excessive.

The following transactions are excluded when determining whether trading activity is excessive:

•	Purchases and sales of Fund shares in the amount of $5,000 or less;

•	Transfers associated with systematic purchases or redemptions;

•	Purchases and sales of funds that affirmatively permit short-term trading;

•	Rebalancing to facilitate fund-of-fund arrangements or Global Dividend Fund’s systematic exchange privileges;

•	Purchases or sales initiated by Voya mutual funds; and

•	Transactions subject to the trading policy of an intermediary that Global Dividend Fund deems materially similar to the Fund’s policy.

Please note that while money market funds permit short-term trading, an exchange between a money market fund and another fund that does not permit short-term trading will count as an exchange for purposes of this policy.

If a violation of the policy is identified, the following action will be taken:

•	Upon the first violation of this policy in a calendar year, purchase and exchange privileges shall be suspended for ninety (90) days. For example, if an exchange is initiated on February 1st, and a second exchange is initiated on February 15th, trading privileges shall be suspended for ninety (90) days from February 1st.

•	Upon a second violation in a calendar year, purchase and exchange privileges shall be suspended for one hundred and eighty (180) days.

•	No purchases or exchanges will be permitted in the account and all related accounts bearing the same Tax ID or equivalent identifier.

On the next business day following the end of the ninety (90) or one hundred and eighty (180) day suspension, any trading restrictions placed on the account(s) shall be removed.

Global Dividend Fund reserves the right to modify this policy at any time without prior notice.

Although the restrictions described above are designed to discourage frequent, short-term trading, none of them alone, nor all of them taken together, can eliminate the possibility that frequent, short-term trading activity in Global Dividend Fund will occur. Moreover, in enforcing such restrictions, Global Dividend Fund is often required to make decisions that are inherently subjective. Global Dividend Fund strives to make these decisions to the best of its abilities in a manner that it believes is in the best interest of shareholders.

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Shareholders may invest in Global Dividend Fund through omnibus account arrangements with financial intermediaries. Omnibus accounts permit intermediaries to aggregate their clients' transactions and in these circumstances, the identity of the shareholder is often unknown. Such intermediaries include broker-dealers, banks, investment advisers, record keepers, retirement plans, and fee-based accounts such as wrap fee programs. Omnibus accounts generally do not identify customers' trading activity on an individual basis. Global Dividend Fund's Administrator has agreements in place with intermediaries which require such intermediaries to provide detailed account information, including trading history, upon request of the Fund. There is no assurance that Global Dividend Fund's Administrator will request such information with sufficient frequency to detect or deter excessive trading or that review of such information will be sufficient to detect or deter excessive trading in omnibus accounts effectively.

In some cases, Global Dividend Fund will rely on the intermediaries' excessive trading policies and such policies shall define the trading activity in which the shareholder may engage. This shall be the case where Global Dividend Fund is used in certain retirement plans offered by affiliates. With trading information received as a result of the agreements, Global Dividend Fund may make a determination that certain trading activity is harmful to the Fund and its shareholders even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in Global Dividend Fund may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary.

Payments to Financial Intermediaries

Voya mutual funds are distributed by the Distributor. The Distributor is a broker-dealer that is licensed to sell securities. The Distributor generally does not sell directly to the public but sells and markets its products through intermediaries such as other broker-dealers. Each Voya mutual fund also has an investment adviser which is responsible for managing the money invested in each of the mutual funds. Both of these entities (collectively, “Voya”) may compensate an intermediary for selling Voya mutual funds.

Only persons licensed with FINRA as a registered representative (often referred to as a broker or financial adviser) and associated with a specific broker-dealer may sell a Voya mutual fund to you. The Distributor has agreements in place with each broker-dealer selling Global Dividend Fund defining specifically what those broker-dealers will be paid for the sale of a particular Voya mutual fund. Those broker-dealers then pay the registered representative who sold you the mutual fund some or all of what they receive from Voya. They may receive a payment when the sale is made and can, in some cases, continue to receive payments while you are invested in the mutual fund.

Global Dividend Fund’s Adviser or the Distributor, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash or non-cash compensation to intermediaries selling shares of the Fund, including affiliates of the Adviser and the Distributor. These amounts would be in addition to the distribution payments made by the Fund under the distribution agreements. The payments made under these arrangements are paid by the Adviser or the Distributor. Additionally, if a fund is not sub-advised or is sub-advised by a Voya entity, Voya may retain more revenue than on those funds it must pay to have sub-advised by non-affiliated entities. Management personnel of Voya may receive additional compensation if the overall amount of investments in funds advised by Voya meets certain target levels or increases over time.

The Distributor may pay, from its own resources, additional fees to these broker-dealers or other financial institutions including affiliated entities. These additional fees paid to intermediaries may take the following forms: (1) a percentage of that entity's customer assets invested in Voya mutual funds; (2) a percentage of that entity's gross sales; or (3) some combination of these payments. These payments may, depending on the broker-dealer's satisfaction of the required conditions, be periodic and may be up to: (1) 0.30% per annum of the value of Global Dividend Fund's shares held by the broker-dealer's customers; or (2) 0.30% of the value of Global Dividend Fund's shares sold by the broker-dealer during a particular period. In accordance with these practices, if that initial investment averages a value of $10,000 over the year, the Distributor could pay a maximum of $30 on those assets. If you invested $10,000, the Distributor could pay a maximum of $30 for that sale.

Global Dividend Fund’s Adviser or the Distributor may provide additional cash or non-cash compensation to third parties selling our mutual funds including affiliated companies. This may take the form of cash incentives and non-cash compensation and may include, but is not limited to: cash; merchandise; trips; occasional entertainment; meals or tickets to a sporting event; client appreciation events; payment for travel expenses (including meals and lodging) to pre-approved training and education seminars; and payment for advertising and sales campaigns. The Distributor may also pay concessions in addition to those described above to broker-dealers so that Voya mutual funds are made available by those broker-dealers for their customers. The Sub-Adviser of Global Dividend Fund may contribute to non-cash compensation arrangements.

Not all mutual funds pay the same amount to the broker-dealers who sell their mutual funds. Broker-dealers can receive different payments based on the mutual funds they offer, the companies with whom they are doing business and how much they sell. What these broker-dealers are paid also varies depending on the class of mutual fund you purchase.

The top firms we paid to sell our mutual funds as of the last calendar year are:

Ameriprise Financial Services, Inc.; AXA Advisors, LLC; Capital One ShareBuilder, Inc.; Charles Schwab & Co., Inc.; Commonwealth Financial Network; Directed Services LLC; Edward D. Jones & Co., L.P.; Fifth Third Securities, Inc.; ING Financial Partners, Inc.; ING Life Insurance and Annuity; ING Variable Annuity; Janney Montgomery Scott LLC; JPMorgan Clearing Corporation; LPL Financial LLC; Merrill Lynch, Pierce, Fenner & Smith Inc.; Morgan Stanley Smith Barney LLC; MSCS Financial Services, LLC; National Financial Services LLC; Oppenheimer & Co., Inc.; Pershing, LLC; Raymond James & Associates, Inc.; RBC Capital Markets, LLC; Stifel Nicolaus & Co., Inc.; TD Ameritrade, Inc.; UBS Financial Services, Inc.; and Wells Fargo Advisor.

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Your registered representative or broker-dealer could have a financial interest in selling you a particular mutual fund, or the mutual funds of a particular company, to increase the compensation they receive. Please make sure you read fully each mutual fund prospectus and discuss any questions you have with your registered representative.

Dividends, Distributions, and Taxes

Dividends and Distributions

Global Dividend Fund generally distributes most or all of its net earnings in the form of dividends, consisting of ordinary income and capital gains distributions. Global Dividend Fund distributes capital gains, if any, annually. Global Dividend Fund declares and distributes dividends consisting of ordinary income, if any, quarterly.

To comply with federal tax regulations, Global Dividend Fund may also pay an additional capital gains distribution.

Dividend Reinvestment

Unless you instruct Global Dividend Fund to pay you dividends in cash, dividends and distributions paid by Global Dividend Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on shares of Global Dividend Fund invested in another Voya mutual fund that offers the same class of shares. If you are a shareholder of Voya Prime Rate Trust, whose shares are not held in a broker or nominee account, you may, upon written request, elect to have all dividends invested into a pre-existing Class A shares account of any open-end Voya mutual fund.

Taxes

The tax discussion in this Proxy Statement/Prospectus is only a summary of certain U.S. federal income tax issues generally affecting Global Dividend Fund and its shareholders. The following assumes that Global Dividend Fund’s shares will be capital assets in the hands of a shareholder. Circumstances among investors may vary, so you are encouraged to discuss investment in Global Dividend Fund with your tax advisor.

Global Dividend Fund will distribute all, or substantially all, of its net investment income and net capital gains to its shareholders each year. Although Global Dividend Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive.

Distributions, whether received as cash or reinvested in additional shares, may be subject to federal income taxes and may also be subject to state or local taxes. For mutual funds generally, dividends from net investment income (other than qualified dividend income and capital gain dividends) and distributions of net short-term capital gains are taxable to you as ordinary income under federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares.

Distributions made to a non-corporate shareholder out of “qualified dividend income,” if any, received by Global Dividend Fund will be subject to tax at the lower rates applicable to net capital gains, provided that the shareholder meets certain holding period and other requirements with respect to its shares.

Selling or exchanging your Fund shares is a taxable event and may result in capital gain or loss. A capital gain or capital loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds. Any capital loss incurred on the sale or exchange of Fund shares held for six months or less will be treated as a long-term loss to the extent of long-term capital gain dividends received with respect to such shares. Additionally, any loss realized on a sale, redemption or exchange of shares of Global Dividend Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of that same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired. You are responsible for any tax liabilities generated by your transactions.

You will be notified after each calendar year of the amount of income, dividends and net capital gains distributed. If you purchase shares of Global Dividend Fund through a financial intermediary, that entity will provide this information to you.

Global Dividend Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, Global Dividend Fund’s failure to qualify as a regulated investment company would result in fund level taxation and therefore, a reduction in income available for distribution.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from Global Dividend Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Global Dividend Fund is required to withhold a portion, currently 28%, of all taxable dividends, distributions, and redemption proceeds payable to any noncorporate shareholder that does not provide Global Dividend Fund with a shareholder's correct taxpayer identification number or certification that the shareholder is not subject to backup withholding. This is not an additional tax but can be credited against your tax liability.

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Shareholders that invest in Global Dividend Fund through a tax-deferred account, such as a qualified retirement plan, generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax advisor about investing through such an account.

Foreign shareholders invested in Global Dividend Fund should consult with their tax advisors as to if and how the U.S. federal income tax law and its withholding requirements apply to them. Generally, Global Dividend Fund will withhold 30% (or lower applicable treaty rate) on distributions to foreign shareholders.

Foreign Income Taxes. Investment income received by Global Dividend Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which may entitle Global Dividend Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for Global Dividend Fund in advance since the amount of the assets to be invested within various countries is not known.

If more than 50% in value of Global Dividend Fund’s total assets at the close of any taxable year consists of securities of foreign corporations, or if at least 50% of the value of Global Dividend Fund's total assets at the close of each quarter of its taxable year is represented by interests in other regulated investment companies, the Fund may file an election with the Internal Revenue Service (the “Foreign Election”) that may permit you to take a credit (or a deduction) for foreign income taxes paid by Global Dividend Fund. Global Dividend Fund may be subject to certain holding period requirements with respect to securities held to take advantage of this credit. If the Foreign Election is made by Global Dividend Fund, you would include in your gross income both dividends received from Global Dividend Fund and foreign income taxes paid by the Fund. You would be entitled to treat the foreign income taxes paid by Global Dividend Fund as a credit against your U.S. federal income taxes, subject to the limitations set forth in the Internal Revenue Code of 1986 with respect to the foreign tax credit generally. Alternatively, you could treat the foreign income taxes withheld as an itemized deduction from adjusted gross income in computing taxable income rather than as a tax credit. It is anticipated that Global Dividend Fund will qualify to make the Foreign Election; however, Global Dividend Fund cannot be certain that it will be eligible to make such an election or that you will be eligible for the foreign tax credit.

Cost Basis Reporting. The Internal Revenue Service requires mutual fund companies and brokers to report on Form 1099-B the cost basis on the sale or exchange of Fund shares acquired on or after January 1, 2012 (“covered shares”). If you acquire and hold shares directly through Global Dividend Fund and not through a financial intermediary, Global Dividend Fund will use an average cost single category methodology for tracking and reporting your cost basis on covered shares, unless you request, in writing, another cost basis reporting methodology. Information regarding the methods available for cost basis reporting are included in the Statement of Additional Information dated February 28, 2014.

Please see the Statement of Information dated February 28, 2014 for further information regarding tax matters.

FINANCIAL HIGHLIGHTS

The following financial highlights are intended to help you understand Global Dividend Fund’s financial performance for the past five years or, if shorter, the period of the operations. Certain information reflects financial results for a single share. The total returns represent the rate that an investor would have earned (or lost) on an investment in a share of Global Dividend Fund’s (assuming reinvestment of all dividends and distributions). This information has been derived from the Global Dividend Fund’s financial statements that were audited by KPMG LLP, an independent registered public accounting firm, with the exception of the period ending April 30, 2014. The report of KPMG LLP, along with the financial statements included in the annual shareholder report dated October 31, 2013 and the (unaudited) semi-annual shareholder report dated April 30, 2014, are incorporated herein by reference.

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		Income (loss) from investment operations				Less Distributions					Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From return of capital	Total Distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any (2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class A
04-30-14	12.92	0.22	•	0.67	0.89	0.19	-	0.19	13.62	6.88	1.40	1.28	1.28	3.36	32,931	23
10-31-13	10.69	0.21	•	2.25	2.46	0.23	-	0.23	12.92	23.19	1.43	1.36	1.36	1.82	32,036	57
10-31-12	10.05	0.24		0.64	0.88	0.24	-	0.24	10.69	8.86	1.52	1.42	1.42	2.24	30,217	66
10-31-11	10.31	0.28	•	(0.29)	(0.01)	0.25	-	0.25	10.05	(0.16)	1.42	1.39	1.39	2.67	33,494	83
10-31-10	9.41	0.26	•	0.89	1.15	0.25	-	0.25	10.31	12.46	1.38	1.40	1.40	2.65	42,502	58
10-31-09	8.77	0.26	•	0.62	0.88	0.22	0.02	0.24	9.41	10.41	1.54	1.40	1.40	3.24	46,871	93

Class B
04-30-14	12.90	0.16	•	0.67	0.83	0.14	-	0.14	13.59	6.43	2.15	2.03	2.03	2.53	2,199	23
10-31-13	10.66	0.13	•	2.24	2.37	0.13	-	0.13	12.90	22.37	2.18	2.11	2.11	1.09	2,593	57
10-31-12	10.03	0.15	•	0.64	0.79	0.16	-	0.16	10.66	7.95	2.27	2.17	2.17	1.48	4,062	66
10-31-11	10.28	0.20	•	(0.29)	(0.09)	0.16	-	0.16	10.03	(0.86)	2.17	2.14	2.14	1.87	6,108	83
10-31-10	9.38	0.19	•	0.88	1.07	0.17	-	0.17	10.28	11.62	2.13	2.15	2.15	1.91	11,212	58
10-31-09	8.74	0.21		0.61	0.82	0.16	0.02	0.18	9.38	9.60	2.29	2.15	2.15	2.48	16,147	93

Class C
04-30-14	12.84	0.17	•	0.66	0.83	0.14	-	0.14	13.53	6.46	2.15	2.03	2.03	2.58	19,196	23
10-31-13	10.62	0.13		2.23	2.36	0.14	-	0.14	12.84	22.35	2.18	2.11	2.11	1.08	19,834	57
10-31-12	10.00	0.16		0.63	0.79	0.17	-	0.17	10.62	7.92	2.27	2.17	2.17	1.49	18,932	66
10-31-11	10.26	0.20	•	(0.29)	(0.09)	0.17	-	0.17	10.00	(0.91)	2.17	2.14	2.14	1.94	21,985	83
10-31-10	9.36	0.19	•	0.89	1.08	0.18	-	0.18	10.26	11.66	2.13	2.15	2.15	1.92	28,635	58
10-31-09	8.72	0.21		0.61	0.82	0.16	0.02	0.18	9.36	9.63	2.29	2.15	2.15	2.48	37,687	93

Class I
04-30-14	12.94	0.23	•	0.67	0.90	0.20	-	0.20	13.64	6.98	1.05	1.00	1.00	3.56	4,218	23
10-31-13	10.70	0.25	•	2.26	2.51	0.27	-	0.27	12.94	23.75	1.04	1.01	1.01	2.13	4,313	57
10-31-12	10.06	0.27		0.65	0.92	0.28	-	0.28	10.70	9.25	1.13	1.03	1.03	2.62	2,929	66
10-31-11	10.32	0.34	•	(0.31)	0.03	0.29	-	0.29	10.06	0.21	1.03	1.00	1.00	3.21	3,261	83
10-31-10	9.42	0.27	•	0.92	1.19	0.29	-	0.29	10.32	12.90	0.99	1.01	1.01	2.80	12,390	58
10-31-09	8.78	0.29	•	0.63	0.92	0.26	0.02	0.28	9.42	10.92	1.07	0.93	0.93	3.61	1,824	93

Class W
04-30-14	14.23	0.26	•	0.73	0.99	0.20	-	0.20	15.02	7.01	1.15	1.03	1.03	3.67	1,335	23
10-31-13	11.74	0.27	•	2.47	2.74	0.25	-	0.25	14.23	23.60	1.18	1.11	1.11	2.07	1,199	57
10-31-12	11.01	0.29	•	0.70	0.99	0.26	-	0.26	11.74	9.11	1.27	1.17	1.17	2.53	1,196	66
10-31-11	11.26	0.23	•	(0.23)	0.00 *	0.25	-	0.25	11.01	0.00	1.17	1.14	1.14	1.98	1,792	83
10-31-10	10.25	0.31	•	0.98	1.29	0.28	-	0.28	11.26	12.79	1.13	1.15	1.15	2.87	37,819	58
10-31-09	9.53	0.26	•	0.74	1.00	0.26	0.02	0.28	10.25	10.92	1.07	0.93	0.93	2.68	21,321	93

1.	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred salews charges, if applicable. Total return for periods less than one year is not annualized.

2.	Annualized for periods less than a year.

3.	Expense ratios reflect operating expenses of Global Dividend Fund. Expenses before reductions/additions do not reflect amounts reimbursed by the Adviser and/or Distributor or reductions from brokerage service arrangments or other expense offset arrangements and do not represent the amount paid by Global Dividend Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by Global Dividend Fund. Net investment income (loss) is net of all such additions or reductions.

•	Calculated using average number of shares outstanding throughout the period.

*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

41

Appendix C: Security ownership of certain beneficial and record owners

The following tables provide information about the persons or entities who, to the knowledge of each Fund, owned beneficially or of record 5% or more of any class of that Fund’s outstanding shares as of July 25, 2014:

Voya Global Opportunities Fund

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percent of Fund	Percent of Combined Fund After the Reorganization*

Voya Global Equity Dividend Fund

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percent of Fund	Percent of Combined Fund After the Reorganization*

*	On a pro forma basis, assuming that the value of the shareholder’s interest in the Fund on the date of consummation of the Reorganization is the same as on July 25, 2014.

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 7337 East Doubletree Ranch road suIte 100 Scottsdale, Arizona 85258-20343 EASY WAYS TO VOTE YOUR PROXY VOTE by Phone: Call toll-free 1-877-907-7646 and follow the recorded instructions.VOTE on The Internet: Log on to Proxyvote.com and follow the on-line directions.VOTE by Mail: Check the appropriate box on the Proxy Ballot below, sign and date the Proxy Ballot and return in the envelope provided.If you vote via phone or the Internet, you do not need to return your Proxy Ballot. PROXY FOR A SPECIAl MEETING OF SHAREHOlDERS TO BE HElD On OCTObER 23, 2014.TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:M76990-S20711KEEP THIS PORTION FOR YOUR RECORDS DETACH AND RETURN THIS PORTION ONLYVOYA GlOBAl OPPORTUNITIES FUNDTHE BOARD OF TRUSTEES RECOMMENDS A VOTE "FOR" THE FOllOWING PROPOSAl:For Against Abstain1. To approve an Agreement and Plan of Reorganization by and between Voya Global Opportunities Fund ("Global Opportunities Fund") and Voya Global Equity Dividend Fund ("Global Dividend Fund"), providing for the reorganization of Global Opportunities Fund with and into Global Dividend Fund (the "Reorganization"); and2. To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournments or postponements thereof, in the discretion of the proxies or their substitutes.! ! !To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy ballot as soon as possible. Your vote is important regardless of the number of shares owned. If you vote via phone or the Internet, you do not need to return your Proxy ballot.Please vote, date and sign this proxy and return it promptly in the enclosed envelope.This Proxy Ballot must be signed exactly as your name(s) appear(s) hereon. If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such. Joint owners must each sign.Signature [PLEASE SIGN WITHIN BOX] Date Signature [Joint Owners] Date

Important notice Regarding the Availability of Proxy Materials for the Meeting to be held on October 23, 2014. The Proxy Statement for the Meeting and the notice of the Meeting are available at WWW.PROXYVOTE.COM/VOYA.M76991-S20711ThIS PROXY IS SOlICITED On bEhAlF OF ThE bOARD OF TRUSTEESThe undersigned hereby appoint(s) huey P. Falgout, Jr., Theresa K. Kelety and Todd Modic, or any one or all of them, proxies, with full power of substitution, to vote all shares of the reverse-referenced Portfolio (the "Fund"), which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Portfolio to be held at the offices of the Portfolio at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258-2034 on October 23, 2014, at 1:00 PM, local time, and at any adjournment(s) or postponement(s) thereof.This proxy will be voted as instructed. If no specification is made, the proxy will be voted "FOR" the proposal.PlEASE SIGn AnD DATE On ThE REVERSE SIDE.

PART B

Voya Mutual Funds

Statement of Additional Information

September 3, 2014

Acquisition of the Assets and Liabilities of: Voya Global Opportunities Fund (A Series of Voya Mutual Funds) 7337 East Doubletree Ranch Road,Suite100 Scottsdale, Arizona 85258-2034	By and in Exchange for Shares of: Voya Global Equity Dividend Fund (A Series of Voya Mutual Funds) 7337 East Doubletree Ranch Road, Suite100 Scottsdale, Arizona 85258-2034

This Statement of Additional Information of Voya Global Equity Dividend Fund (“SAI”) is available to the shareholders of Voya Global Opportunities Fund (“Global Opportunities Fund”), a series of Voya Mutual Funds, in connection with a proposed transaction whereby all of the assets and liabilities of Global Opportunities Fund will be transferred to Voya Global Equity Dividend Fund (“Global Dividend Fund,” together with Global Opportunities Fund, the “Funds,” each a “Fund”), a series of Voya Mutual Funds, in exchange for shares of Global Dividend Fund.

This SAI consists of: (i) this cover page; (ii) the Portfolio Managers’ Report for Global Dividend Fund; (iii) the accompanying pro forma financial statements; and (iv) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1.	The Statement of Additional Information for Global Opportunities Fund and Global Dividend Fund, dated February 28, 2014, as filed on February 26, 2014 (File No: 811-07428).

2.	The Financial Statements of Global Opportunities Fund and Global Dividend Fund included in the Annual Report dated October 31, 2013, as filed on January 6, 2014 and the Semi-Annual Report dated April 30, 2014, as filed on July 2, 2014 (File No: 811-07428)

This SAI is not a prospectus. A Proxy Statement/Prospectus dated September 3, 2014, relating to the Reorganization of Global Opportunities Fund may be obtained, without charge, by writing to Voya Investment Management at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034 or calling (800) 366-0066. This SAI should be read in conjunction with the Proxy Statement/Prospectus.

1

Voya Global Equity Dividend Fund

Set forth below is an excerpt from Global Dividend Fund’s semi-annual report dated April 30, 2014.

Market Perspective: Six Months Ended April 30, 2014

As our new fiscal year commenced, global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends was already up 23.56% in 2013. The Index marched on for the next two months, but then gave it back in January, before recovering to end up 6.14% for the first half of the fiscal year. (The Index returned 6.32% for the six-months ended April 30, 2014, measured in U.S. dollars.)

In the U.S., sentiment was cushioned for most of 2013 by the U.S. Federal Reserve Board’s (“Fed’s”) $85 billion of monthly Treasury and mortgage-backed securities purchases in the face of an unimpressive economic recovery. However a slow recovery was a double-edged sword for investors in risky assets: a faster pace would probably cause the “tapering” of bond purchases by the Fed.

In May, markets were roiled by Fed Chairman Bernanke’s attempts to manage expectations for the beginning of the end of quantitative easing. At its September 18 meeting, the Fed was widely expected to announce the start of the process. Surprisingly, on the day before Chairman Bernanke’s address, the Index reached a new high for 2013. The significance of this, that investors had already become reconciled to tapering, was apparently lost in the shock of the Fed’s decision not to do so.

In any event it appeared that investors were becoming less inclined to treat “bad” news on the economy, which might prolong the Fed’s bond purchases, as “good” news. And some good news started to flow, including a limited budget deal, the unemployment rate falling to 7.0% and third quarter gross domestic product (“GDP”) growth revised up to 4.1%. When on December 18 the Fed did announce a tapering to $75 billion per month with more to come, markets took it in stride.

But it did not take long in 2014 for worries about a flagging U.S. economy to resurface. A disappointingly weak employment report on January 10 showed only 74,000 jobs created in December, the lowest in nearly three years. A decline in the unemployment rate to 6.7% was partly due to large numbers of unemployed people leaving the workforce, while the labor participation rate equaled the lowest since March of 1978.

A cold and snowy winter was thought to be depressing hiring and other key statistics like durable goods orders and home sales. Nonetheless, in late January, Chairman Bernanke, in an official capacity for the last time, announced a further $10 billion reduction in monthly purchases. Global equities markets were falling.

The Index reached its low point on February 3, down almost exactly 5% in 2014. Yet it took only 18 days to erase the loss and claim a small gain despite new political turmoil that flared in Eastern Europe, as Russia annexed the Crimea after the president of Ukraine was deposed.

It was not as if the news suddenly improved; it remained mostly poor into March. What was becoming clear however was that it was indeed weather-related and could therefore be expected to be temporary. New Fed Chair Janet Yellen stressed the “continuity” of accommodative monetary policy and later confirmed that such a policy would remain in place for “some time”. The March and April employment reports were significantly better. Retail sales, industrial production and durable goods orders all picked up and when on April 30 first quarter GDP growth was reported at just 0.1% annualized, markets seemed to shrug it off as the encapsulation of a weather-driven anomaly.

In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) of investment grade bonds edged up 1.74% for the first half of the fiscal year. The Barclays Long Term U.S. Treasury sub-index lost over 4% in the last two months of 2013 but rebounded to advance 4.48% for the six months. The Barclays U.S. Corporate Investment Grade Bond sub-index gained 3.80%, not far short of the Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) which added 4.72%.

U.S. equities, represented by the S&P 500® Index including dividends, jumped 8.36% in the six months through April, ending just below its April 2 all-time high. Utilities was the best performing sector with a gain of 13.63%, followed by health care, 11.15%. The worst were telecoms which lost 0.86% and consumer discretionary, 1.52%. Record operating earnings per share for S&P 500® companies in the fourth quarter of 2013, supported by low interest rates and slow wage growth, were expected to erode in the next.

In currencies, the dollar lost 2.04% against the euro, despite the political trouble in Ukraine and European Central Bank President Draghi’s embrace of the idea of quantitative easing for the euro zone. The dollar lost slightly more, 4.94%, against the pound as the UK’s strong recovery story remained largely intact. The dollar gained 3.94% on the yen, with the Bank of Japan’s own quantitative easing undiminished.

In international markets, the MSCI Japan® Index slipped 2.06% in the six months through April. GDP has grown for five quarters but at declining rates. The effect of the economic polices advocated by the Prime Minister of Japan (i.e. “Abenomics”) seemed to be fading, with weak trade and business investment, declining wages and an April increase in sales tax. The MSCI Europe ex UK® Index gained 6.52%, with strength in banks, pharmaceuticals and the peripheral markets (including bond

2

markets) of Italy, Spain, Ireland and Portugal. The MSCI UK® Index added 2.36%. Stocks were held back by heavily weighted losers in banks and consumer staples. GDP in the first quarter of 2014 grew by 3.1% from a year earlier, while unemployment continued to fall. But concerns persisted about a housing bubble and overstretched consumers.

Past performance does not guarantee future results. The performance quoted represents past performance.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Each Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Benchmark Descriptions

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays Long Term U.S. Treasury Index	The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
MSCI All Country World (ex-US) IndexSM	A free float-adjusted market capitalization index that is designed to measure equity market performance in global developed and emerging markets, excluding the U.S. It includes the reinvestment of dividends net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.
MSCI All Country World IndexSM	A free-float adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets.
MSCI Emerging Markets IndexSM	An unmanaged index that measures the performance of securities listed on exchanges in developing nations throughout the world. It includes the reinvestment of dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Europe, Australasia and Far East® (“MSCI EAFE”) Index	An unmanaged index that measures the performance of securities listed on exchanges in Europe, Australasia and the Far East. It includes the reinvestment of dividends net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

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Index	Description
S&P North American Natural Resources Sector Index	An unmanaged index and a market-capitalization weighted index of stocks designed to measure the performance of companies in the natural resources sector, which includes energy, precious metals, timber and other sub-sectors. Each sector index is a modified-capitalization weighted index, the constituents of which are selected according to objective screening criteria. The weight of a particular stock in each Sector Index is capped at a cap level determined on a sector-by-sector basis.

Portfolio Managers’ Report

Voya Global Equity Dividend Fund* (“Global Equity Dividend” or the “Fund”) seeks growth of capital with dividend income as a secondary consideration. The Fund is managed by Nicolas Simar, Bruno Springael and Herman Klein, Portfolio Managers of ING Investment Management Advisors B.V. — the Sub-Adviser.

Performance: For the six-month period ended April 30, 2014, the Fund’s Class A shares, excluding sales charges, provided a total return of 6.88%, compared to the MSCI World IndexSM, which returned 6.32% for the same period.

Portfolio Specifics: The Fund outperformed its benchmark for the period; sector allocation and stock selection both contributed to relative performance as our combined focus on dividends and valuation was rewarded during the period.

The positive effect from our bottom-up determined sector positioning was driven by our underweights in the relatively expensive consumer sectors, which lagged due to emerging market (“EM”) exposure and valuation concerns. Our overweight in the utilities sector also contributed importantly, thanks to the sector benefiting from rising power prices in the United States and lower interest rates in the European southern periphery.

In terms of stock selection, our outperformance within the consumer discretionary, industrials, utilities and telecommunications services sectors more than offset detractions from health care, financials and energy. The biggest contributors in the portfolio were department store operator Macy’s Inc., healthcare company Eli Lilly and Company and truck manufacturer Volvo AB. The worst detractors were testing service provider ALS Ltd. and the Japanese firms Mitsubishi UFJ Financial Group, Inc. and Nissan Motor Co., Ltd.

Among the main changes within our healthcare exposure was the introduction of Baxter International Inc. (“Baxter”) to the portfolio. Baxter manufactures products related to hemophilia, immune disorders and infectious diseases. Competition to its hemophilia franchise has led to sector underperformance but the threat looks fully priced in now, in our opinion. The position was financed from profit-taking in cardiovascular device specialist St. Jude Medical, Inc.; after that stock made strong gains in 2013 and had become fully valued, in our opinion.

We introduced Citigroup Inc. into the portfolio, a financial institution with a strong balance sheet, in our opinion. The stock trades at a discount to tangible book value, and we believe there is a good prospect for dividend re-initiation in the next two years. The position was funded by exiting Wells Fargo & Company, which had a strong run and now trades at two times tangible book value.

We exited Deutsche Telekom AG, one of the best performing stocks in the Fund in 2013. The U.S. issues facing the company are now solved, but the solution is already priced in while the U.S. market is becoming more competitive. We introduced Telefonica SA, as Spanish mobile is now stabilizing and prospects for the firm’s Latin American business are improving.

At the end of the period, we took profits in the U.S. utility companies UGI Corporation (“UGI”) and Public Services Enterprise Group Inc., exiting both positions. Both companies performed well in the second half of the reporting period; during May, UGI was trading at an all-time high. In our view, however, both stocks could be vulnerable to a rise in long-term U.S. rates. We now believe there is better value elsewhere within the sector and have added American Electric Power Company, Inc. to the portfolio.

During the period, we increased the Fund’s exposure to the consumer sectors, but the Fund remains underweight as valuations are still expensive, in our view. The largest sector overweights are in health care, utilities and telecommunications services. From a regional perspective, the Fund continues to be underweight North America and overweight Europe.

Current Strategy and Outlook: First-quarter corporate earnings were mixed. Earnings have been strong in the U.S., with 71% of companies surpassing expectations. Corporate guidance is less negative than in earlier quarters but still indicates caution. Results in Europe were hurt by weak global growth and by the strength of the euro. However, we have not altered our positive outlook for corporate earnings. We believe that the earnings potential of European companies is underestimated, and we continue to expect double-digit growth. The combination of higher sales growth, slightly higher operating margins, low interest charges and low depreciation charges is a powerful driver for corporate earnings, in our view. European companies have high operational leverage, which we believe means that even a moderate acceleration in sales growth could lead to a high growth in bottom-line earnings. We believe profit margins have room to expand further in Europe, especially as wage growth is likely to remain subdued.

4

The EM “region” remains a wild card as several countries have either serious macroeconomic imbalances or political unrest. The direct impact of an EM slowdown on developed markets through the trade channel seems limited but aversion to risky assets due to EM turmoil remains a risk.

Across the globe, we believe valuation dispersion can still be seen despite the “value” style’s recent outperformance versus “growth.” We believe the euro zone offers significant value in a normalized macro environment but we remain cautious on industries trading at all-time high margins and peak earnings, especially in the consumer sectors.

* The Fund was formerly known as “ING Global Equity Dividend Fund.”

Geographic Diversification as of April 30, 2014 (as a percentage of net assets)

United States	43.5%
United Kingdom	11.5%
Japan	8.0%
France	6.8%
Switzerland	6.3%
Canada	4.6%
Netherlands	2.8%
Germany	2.5%
Taiwan	2.3%
Sweden	2.2%
Countries between 0.5%-2.1%^	7.4%
Assets in Excess of Other Liabilities	2.1%
Net Assets	100.0%
^ Includes 7countries, which each represents 0.5%-2.1% of net assets.
Portfolio holdings are subject to change daily.

Top Ten Holdings as of April 30, 2014 (as a percentage of net assets)

Vodafone Group PLC	1.7%
Freeport-McMoRan Copper & Gold, Inc.	1.7%
Pfizer, Inc.	1.6%
Royal Dutch Shell PLC	1.6%
ExxonMobil Corp.	1.6%
Northeast Utilities	1.6%
BP PLC	1.6%
Novartis AG	1.6%
McDonald’s Corp.	1.5%
Cenovus Energy, Inc.	1.5%
Portfolio holdings are subject to change daily.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Fund is based only on the outlook of its portfolio managers through the end of this period, and may differ from that presented for other Voya mutual funds. Performance for the different classes of shares will vary based on differences in fees associated with each class.

* * * *

PRO FORMA FINANCIAL STATEMENTS

In connection with a proposed transaction whereby all of the assets and liabilities of Global Opportunities Fund will be transferred to Global Dividend Fund, in exchange for shares of Global Dividend Fund, shown below are financial statements for each Fund and Pro Forma Financial Statements for the combined Fund, assuming the Reorganization is consummated, as of April 30, 2014. The first table presents Statements of Assets and Liabilities for each Portfolio and estimated pro forma figures for the combined Portfolio. The second table presents Statements of Operations for each Portfolio and estimated pro forma figures for the combined Portfolio. The third table presents Portfolio of Investments for each Fund and estimated pro forma figures for the combined Fund. The tables are followed by the Notes to the Pro Forma Financial Statements.

5

STATEMENTS OF ASSETS AND LIABILITIES as of April 30, 2014 (Unaudited)

	Global Opportunities Fund	Global Dividend Fund	Pro Forma Adjustments		Global Dividend Fund Pro Forma Combined
ASSETS:
Investments in securities at fair value+*	$38,224,604	$74,088,858	$-		$112,313,462
Short-term investments at fair value**	585,231	-	-		585,231
Total Investments at fair value	$38,809,835	$74,088,858	$-		$112,898,693
Cash	640,489	1,203,684	-		1,844,173
Foreign currencies at value***	25,653	226,811	-		252,464
Receivables:
Investment securities sold	535,244	-	-		535,244
Fund shares sold	49,303	24,097	-		73,400
Dividends	105,998	178,152	-		284,150
Foreign tax reclaims	73,771	95,194	-		168,965
Prepaid expenses	25,221	32,568	-		57,789
Reimbursement due from manager	16,087	10,897	149,590	(A)	176,574
Total assets	40,281,601	75,860,261	149,590		116,291,452

LIABILITIES:
Payable for investment securities purchased	418,708	-	-		418,708
Payable for fund shares redeemed	70,057	106,957	-		177,014
Payable upon receipt of securities loaned	585,231	-	-		585,231
Payable for investment management fees	28,918	43,176	-		72,094
Payable for administrative fees	3,213	6,168	-		9,381
Payable for distribution and shareholder service fees	17,832	27,434	-		45,266
Payable for trustee fees	202	373	-		575
Other accrued expenses and liabilities	116,638	35,973	207,000	(A)	359,611
Total liabilities	1,240,799	220,081	207,000		1,667,880
NET ASSETS	$39,040,802	$75,640,180	$(57,410)		$114,623,572

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$136,464,016	$138,755,479	$-		$275,219,495
Undistributed net investment income	20,889	196,348	(57,410)	(A)	159,827
Accumulated net realized loss	(103,272,277)	(73,454,111)			(176,726,388)
Net unrealized appreciation (depreciation)	5,828,174	10,142,464			15,970,638
NET ASSETS	$39,040,802	$75,640,180	$(57,410)		$114,623,572
_______
+ Including securities loaned at value	$567,953	$-	$-		$567,953
* Cost of investments in securities	$32,399,976	$63,949,875	$-		$96,349,851
** Cost of short-term investments	$585,231	$-	$-		$585,231
*** Cost of foreign currencies	$25,105	$226,011	$-		$251,116

Class A:
Net Assets	$20,100,961	$32,930,740	$(29,558)	(A)	$53,002,143
Shares authorized	unlimited	unlimited			unlimited
Par value	$-	$-	$-		$-
Shares outstanding	1,172,012	2,417,680	301,659	(B)	3,891,351
Net asset value and redemption price per share†	$17.15	$13.62	$-		$13.62

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STATEMENTS OF ASSETS AND LIABILITIES as of April 30, 2014 (Unaudited)
	Global Opportunities Fund		Global Dividend Fund	Pro Forma Adjustments		Global Dividend Fund Pro Forma Combined
Maximum offering price per share (5.75%)(1)		$18.20	$14.45	$-		$14.45

Class B:
Net Assets		$1,309,437	$2,199,498	$(1,926)	(A)	$3,507,009
Shares authorized		unlimited	unlimited			unlimited
Par value		$-	$-	$-		$-
Shares outstanding		80,899	161,814	15,312	(B)	258,025
Net asset value and redemption price per share†		$16.19	$13.59	$-		$13.59

Class C:
Net Assets		$15,280,860	$19,195,651	$(22,471)	(A)	$34,454,040
Shares authorized		unlimited	unlimited			unlimited
Par value		$-	$-	$-		$-
Shares outstanding		943,929	1,418,444	183,816	(B)	2,546,189
Net asset value and redemption price per share†		$16.19	$13.53	$-		$13.53

Class I:
Net assets		$2,287,631	$4,217,967	$(3,364)	(A)	$6,502,234
Shares authorized		unlimited	unlimited			unlimited
Par value		$-	$-	$-		$-
Shares outstanding		129,866	309,143	37,602	(B)	476,611
Net asset value and redemption price per share		$17.62	$13.64	$-		$13.64

Class O:
Net Assets	$	n/a	$15,761,388	$-		$15,761,388
Shares authorized		n/a	unlimited			unlimited
Par value	$	n/a	$-	$-		$-
Shares outstanding		n/a	1,159,536	-		1,159,536
Net asset value and redemption price per share	$	n/a	$13.59	$-		$13.59

Class W:
Net assets		$61,913	$1,334,936	$(91)	(A)	$1,396,758
Shares authorized		unlimited	unlimited			unlimited
Par value		$-	$-	$-		$-
Shares outstanding		3,281	88,902	835	(B)	93,018
Net asset value and redemption price per share		$18.87	$15.02	$-		$15.02

(A)	Reflects adjustment for estimated one-time merger expenses and transition costs (See Note 4 in Notes to Pro Forma Financial Statements (Unaudited)).

(B)	Reflects new shares issued, net of retired shares of Voya Global Opportunities Fund. (Calculation: Net Assets ÷ NAV per share).

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See accompanying Notes to Pro Forma Financial Statements (Unaudited)

7

STATEMENTS OF OPERATIONS for the twelve months ended April 30, 2014 (Unaudited)
	Global Opportunities Fund	Global Dividend Fund	Pro Forma Adjustments		Global Dividend Fund Pro Forma Combined
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$813,879	$2,874,084	$-		$3,687,963
Securities lending income, net	9,283	4,095	-		13,378
Total investment income	823,162	2,878,179	-		3,701,341

EXPENSES:
Investment management fees	370,171	515,575	(82,280)	(A)	803,466
Distribution and service fees:
Class A	51,558	78,208	-		129,766
Class B	16,629	26,223	(56)	(A)	42,796
Class C	164,543	193,327	(76)	(A)	357,794
Class O	–	37,772	-		37,772
Transfer agent fees
Class A	42,327	31,735	(21,416)	(A)	52,646
Class B	3,415	2,651	(1,734)	(A)	4,332
Class C	33,754	19,597	(17,081)	(A)	36,270
Class I	5,257	87	(4,008)	(A)	1,336
Class O	–	15,325	-		15,325
Class W	134	1,223	(69)	(A)	1,288
Administrative service fees	41,130	73,653	(20)	(A)	114,763
Shareholder reporting expense	2,515	8,351	2,146	(A)	13,012
Registration fees	51,711	72,434	(11,282)	(A)	112,863
Professional fees	2,199	25,625	12,104	(A)	39,928
Custody and accounting expense	74,836	54,262	(44,549)	(A)	84,549
Trustee fees	772	1,507	69	(A)	2,348
Miscellaneous expense	1,268	4,587	1,292	(A)	7,147
Merger and transition expenses	–	–	207,000	(B)	207,000
Total expenses	862,219	1,162,142	40,040		2,064,401
Net waived and reimbursed fees	(158,749)	(41,912)	(92,624)	(A)	(293,285)
Net expenses	703,470	1,120,230	(52,584)		1,771,116
Net investment income	119,692	1,757,949	52,584		1,930,225

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of Indian capital gains tax withheld^)	5,827,323	7,340,050	-		13,167,373
Foreign currency related transactions	(5,996)	4,795	-		(1,201)
Net realized gain	5,821,327	7,344,845	-		13,166,172
Net change in unrealized appreciation (depreciation) on:
Investments (net of Indian capital gains tax accrued#)	(1,049,896)	1,761,233	-		711,337
Foreign currency related transactions	4,956	6,053	-		11,009
Net change in unrealized appreciation (depreciation)	(1,044,940)	1,767,286	-		722,346
Net realized and unrealized gain	4,776,387	9,112,131	-		13,888,518
Increase in net assets resulting from operations	$4,896,079	$10,870,080	$52,584		$15,818,743

8

STATEMENTS OF OPERATIONS for the twelve months ended April 30, 2014 (Unaudited)

	Global Opportunities Fund	Global Dividend Fund	Pro Forma Adjustments		Global Dividend Fund Pro Forma Combined
*Foreign taxes withheld	$60,301	$138,591	$–		$198,892
^Foreign taxes on sale of Indian investments	$7,374	$–	$(7,374)	(C)	$-
#Foreign taxes accrued on Indian investments	$20,315	$–	$(20,315)	(C)	$-

(A)	Reflects adjustment in expenses due to effects of new contractual rates.

(B)	Reflects adjustment for estimated one time merger expenses and transition costs (See Note 4 in Notes to Pro Forma Financial Statements (Unaudited)).

(C)	Reflects adjustments related to Portfolio transitioning.

See accompanying Notes to Pro Forma Financial Statements (Unaudited)

9

PORTFOLIO OF INVESTMENTS

as of April 30, 2014 (Unaudited)

Global Opportunities Fund	Global Dividend Fund	Pro Forma adjustments		Global Dividend Fund Pro Forma Combined					Global Opportunities Fund	Global Dividend Fund	Pro Forma adjustments		Global Dividend Fund Pro Forma Combined
Shares	Shares			Shares					Value	Value	Value		Value

				COMMON STOCK:			98.0%
						Australia:		0.8%
-	82,116	42,366	(A)	124,482		ALS Ltd./Queensland			$-	$574,318.00	$296,307.00	(A)	$870,625.00

						Brazil:		0.5%
-	54,197	27,962	(A)	82,159		Cia Energetica de Minas Gerais ADR			-	408,645	210,833	(A)	619,478
19,202	-	(19,202)	(A)	-		Hypermarcas SA			141,662	-	(141,662)	(A)	-
3,088	-	(3,088)	(A)	-		Linx SA			67,376	-	(67,376)	(A)	-
82,349	-	(82,349)	(A)	-	@	Marfrig Global Foods SA			153,637	-	(153,637)	(A)	-
37,308	-	(37,308)	(A)	-		MRV Engenharia e Participacoes SA			118,462	-	(118,462)	(A)	-
13,843	-	(13,843)	(A)	-		Petroleo Brasileiro SA ADR			192,141	-	(192,141)	(A)	-
									673,278	408,645	(462,445)		619,478

						Cambodia:		0.0%
168,000	-	(168,000)	(A)	-		NagaCorp Ltd.			153,083	-	(153,083)	(A)	-

						Canada:		4.6%
21,529	-	(21,529)	(A)	-		Barrick Gold Corp.			376,112	-	(376,112)	(A)	-
-	8,859	4,571	(A)	13,430		Canadian Imperial Bank of Commerce			-	789,838	407,500	(A)	1,197,338
-	38,940	20,090	(A)	59,030		Cenovus Energy, Inc.			-	1,159,975	598,465	(A)	1,758,440
17,391	-	(17,391)	(A)	-		GoldCorp, Inc.			429,906	-	(429,906)	(A)	-
-	31,332	16,165	(A)	47,497		Shaw Communications, Inc. - Class B			-	758,966	391,573	(A)	1,150,539
10,996	-	(10,996)	(A)	-		Suncor Energy, Inc.			424,169	-	(424,169)	(A)	-
16,345	-	(16,345)	(A)	-		Talisman Energy, Inc. - TSX			168,960	-	(168,960)	(A)	-
-	16,145	8,330	(A)	24,475		TransCanada Corp.			-	752,417	388,194	(A)	1,140,611
									1,399,147	3,461,196	386,585		5,246,928

						China:		0.0%
299,250	-	(299,250)	(A)	-		Beijing Capital International Airport Co., Ltd.			208,685	-	(208,685)	(A)	-
108,000	-	(108,000)	(A)	-		Belle International Holdings			112,300	-	(112,300)	(A)	-
268,983	-	(268,983)	(A)	-		China Communications Construction Co., Ltd.			176,473	-	(176,473)	(A)	-
274,000	-	(274,000)	(A)	-		China Railway Group Ltd.			122,721	-	(122,721)	(A)	-
79,000	-	(79,000)	(A)	-		China Resources Enterprise			224,955	-	(224,955)	(A)	-
92,000	-	(92,000)	(A)	-		Golden Eagle Retail Group Ltd.			118,996	-	(118,996)	(A)	-
222,000	-	(222,000)	(A)	-		Guangdong Investment Ltd.			241,360	-	(241,360)	(A)	-
									1,205,490	-	(1,205,490)		-

						Colombia:		0.0%
11,233	-	(11,233)	(A)	-		Pacific Rubiales Energy Corp.			183,348	-	(183,348)	(A)	-

						Denmark:		0.0%
8,779	-	(8,779)	(A)	-		Novo Nordisk A/S			398,444	-	(398,444)	(A)	-

						France:		6.8%
15,901	-	(15,901)	(A)	-	@	AXA S.A.			414,952	-	(414,952)	(A)	-
-	9,241	4,768	(A)	14,009	@	BNP Paribas			-	694,409	358,266	(A)	1,052,675
-	6,329	3,265	(A)	9,594	@	Casino Guichard Perrachon S.A.			-	806,461	416,077	(A)	1,222,538
983	-	(983)	(A)	-		Christian Dior S.A.			202,258	-	(202,258)	(A)	-

10

PORTFOLIO OF INVESTMENTS

as of April 30, 2014 (Unaudited)

Global Opportunities Fund	Global Dividend Fund	Pro Forma adjustments		Global Dividend Fund Pro Forma Combined				Global Opportunities Fund	Global Dividend Fund	Pro Forma adjustments		Global Dividend Fund Pro Forma Combined
Shares	Shares			Shares				Value	Value	Value		Value
-	12,206	6,297	(A)	18,503		Cie de Saint-Gobain		-	747,805	385,814	(A)	1,133,619
5,283	-	(5,283)	(A)	-	@	Criteo SA ADR		168,950	-	(168,950)	(A)	-
-	17,937	9,254	(A)	27,191		Eutelsat Communications		-	617,007	318,332	(A)	935,339
-	28,034	14,464	(A)	42,498	@	Gaz de France		-	706,553	364,531	(A)	1,071,084
1,684	-	(1,684)	(A)	-	@	LVMH Moet Hennessy Louis Vuitton S.A.		331,738	-	(331,738)	(A)	-
5,365	7,395	(1,550)	(A)	11,210		Sanofi		578,989	798,066	(167,243)	(A)	1,209,812
-	10,023	5,171	(A)	15,194	@	Vinci S.A.		-	756,799	390,455	(A)	1,147,254
								1,696,887	5,127,100	948,334		7,772,321

						Germany:	2.5%
24,036	-	(24,036)	(A)	-	@,L	Aixtron AG		382,694	-	(382,694)	(A)	-
-	2,823	1,456	(A)	4,279	@	Bayer AG		-	392,514	202,509	(A)	595,023
-	16,610	8,570	(A)	25,180		Deutsche Bank AG		-	731,595	377,451	(A)	1,109,046
-	6,081	3,137	(A)	9,218	@	Siemens AG		-	802,206	413,881	(A)	1,216,087
								382,694	1,926,315	611,147		2,920,156

						Hong Kong:	0.5%
-	58,750	30,311	(A)	89,061		Cheung Kong Infrastructure Holdings Ltd.		-	383,934	198,083	(A)	582,017
100,800	-	(100,800)	(A)	-		Chow Tai Fook Jewellery Group Ltd.		141,553	-	(141,553)	(A)	-
46,000	-	(46,000)	(A)	-	@	Galaxy Entertainment Group Ltd.		363,132	-	(363,132)	(A)	-
1,082,400	-	(1,082,400)	(A)	-		Hengdeli Holdings Ltd.		208,202	-	(208,202)	(A)	-
								712,887	383,934	(514,804)		582,017

						India:	0.0%
9,658	-	(9,658)	(A)	-		Axis Bank Ltd.		243,681	-	(243,681)	(A)	-
35,229	-	(35,229)	(A)	-		Dabur India Ltd.		104,803	-	(104,803)	(A)	-
25,887	-	(25,887)	(A)	-		Housing Development Finance Corp.		385,964	-	(385,964)	(A)	-
								734,448	-	(734,448)		-

						Indonesia:	0.0%
104,612	-	(104,612)	(A)	-		AKR Corporindo Tbk PT		43,167	-	(43,167)	(A)	-
55	-	(55)	(A)	-		Astra International Tbk PT		35	-	(35)	(A)	-
270,157	-	(270,157)	(A)	-		Bank Mandiri Persero TBK PT		230,827	-	(230,827)	(A)	-
1,379,000	-	(1,379,000)	(A)	-		Lippo Karawaci Tbk PT		127,899	-	(127,899)	(A)	-
307,500	-	(307,500)	(A)	-		Mitra Adiperkasa Tbk PT		169,555	-	(169,555)	(A)	-
6,897,500	-	(6,897,500)	(A)	-		Pakuwon Jati Tbk PT		210,359	-	(210,359)	(A)	-
								781,842	-	(781,842)		-

						Israel:	0.0%
3,469	-	(3,469)	(A)	-	@,L	Mellanox Technologies Ltd.		121,311	-	(121,311)	(A)	-

						Italy:	1.8%
-	26,264	13,550	(A)	39,814		Assicurazioni Generali S.p.A.		-	614,086	316,825	(A)	930,911
-	30,086	15,522	(A)	45,608		ENI S.p.A.		-	779,206	402,015	(A)	1,181,221
								-	1,393,292	718,840		2,112,132

						Japan:	8.0%
51,600	-	(51,600)	(A)	-		Astellas Pharma, Inc.		575,314	-	(575,314)	(A)	-
-	11,600	5,985	(A)	17,585		Canon, Inc.		-	363,486	187,533	(A)	551,019

11

PORTFOLIO OF INVESTMENTS

as of April 30, 2014 (Unaudited)

Global Opportunities Fund	Global Dividend Fund	Pro Forma adjustments		Global Dividend Fund Pro Forma Combined				Global Opportunities Fund	Global Dividend Fund	Pro Forma adjustments		Global Dividend Fund Pro Forma Combined
Shares	Shares			Shares				Value	Value	Value		Value
-	49,600	25,590	(A)	75,190		Itochu Corp.		-	556,006	286,860	(A)	842,866
14,000	-	(14,000)	(A)	-		Mitsubishi Estate Co., Ltd.		317,665	-	(317,665)	(A)	-
-	212,600	109,687	(A)	322,287		Mitsubishi UFJ Financial Group, Inc.		-	1,130,925	583,477	(A)	1,714,402
18,900	53,600	8,754	(A)	81,254		Mitsui & Co., Ltd.		268,047	760,176	124,150	(A)	1,152,373
11,000	-	(11,000)	(A)	-		Mitsui Fudosan Co., Ltd.		325,619	-	(325,619)	(A)	-
-	98,800	50,974	(A)	149,774		Nissan Motor Co., Ltd.		-	852,505	439,832	(A)	1,292,337
61,500	-	(61,500)	(A)	-		Resona Holdings, Inc.		314,450	-	(314,450)	(A)	-
-	9,600	4,953	(A)	14,553		Secom Co., Ltd.		-	551,166	284,363	(A)	835,529
7,900	17,100	922	(A)	25,922		Sumitomo Mitsui Financial Group, Inc.		312,289	675,968	36,463	(A)	1,024,720
-	25,300	13,053	(A)	38,353		Takeda Pharmaceutical Co., Ltd.		-	1,137,997	587,126	(A)	1,725,123
10,300	-	(10,300)	(A)	-		Toyota Motor Corp.		556,490	-	(556,490)	(A)	-
2,300	-	(2,300)	(A)	-		Uni-Charm Corp.		124,725	-	(124,725)	(A)	-
								2,794,599	6,028,229	315,541		9,138,369
						Malaysia:	0.0%
164,800	-	(164,800)	(A)	-		AirAsia BHD		112,131	-	(112,131)	(A)	-

						Netherlands:	2.8%
-	55,400	28,582	(A)	83,982		ArcelorMittal		-	900,872	464,786	(A)	1,365,658
11,239	-	(11,239)	(A)	-		Corbion NV		260,662	-	(260,662)	(A)	-
3,325	-	(3,325)	(A)	-	@	Koninklijke DSM NV		238,761	-	(238,761)	(A)	-
14,712	30,751	1,153	(A)	46,616		Royal Dutch Shell PLC		581,973	1,216,440	45,624	(A)	1,844,037
28,315	-			28,315	@	Unilever NV		1,214,178	-	(1,214,178)	(A)	-
								2,295,574	2,117,312	(1,203,191)		3,209,695

						Norway:	0.0%
12,119	-	(12,119)	(A)	-		Telenor ASA		284,761	-	(284,761)	(A)	-

						Philippines:	0.0%
43,490	-	(43,490)	(A)	-		Universal Robina Corp.		142,811	-	(142,811)	(A)	-

						Russia:	0.0%
18,913	-	(18,913)	(A)	-		Gazprom OAO ADR		136,400	-	(136,400)	(A)	-
11,506	-	(11,506)	(A)	-	@	X5 Retail Group N.V. GDR		202,810	-	(202,810)	(A)	-
								339,210	-	(339,210)		-

						Singapore:	2.1%
47,000	-	(47,000)	(A)	-		Oversea-Chinese Banking Corp.		362,473	-	(362,473)	(A)	-
-	265,000	136,721	(A)	401,721		Singapore Telecommunications Ltd.		-	811,727	418,794	(A)	1,230,521
-	44,000	22,701	(A)	66,701		United Overseas Bank Ltd.		-	765,825	395,111	(A)	1,160,936
								362,473	1,577,552	451,432		2,391,457

						South Korea:	0.5%
9,606	-	(9,606)	(A)	-		Kolao Holdings		239,264	-	(239,264)	(A)	-
394	-	(394)	(A)	-		Samsung Electronics Co., Ltd.		513,761	-	(513,761)	(A)	-
-	17,509	9,033	(A)	26,542		SK Telecom Co., Ltd. ADR		-	404,283	208,581	(A)	612,864
								753,025	404,283	(544,444)		612,864

12

PORTFOLIO OF INVESTMENTS

as of April 30, 2014 (Unaudited)

Global Opportunities Fund	Global Dividend Fund	Pro Forma adjustments		Global Dividend Fund Pro Forma Combined				Global Opportunities Fund	Global Dividend Fund	Pro Forma adjustments		Global Dividend Fund Pro Forma Combined
Shares	Shares			Shares				Value	Value	Value		Value
						Spain:	1.3%
-	56,900	29,356	(A)	86,256	@	Telefonica S.A.		-	954,901	492,661	(A)	1,447,562

						Sweden:	2.2%
-	13,600	7,017	(A)	20,617		Electrolux AB		-	378,022	195,033	(A)	573,055
-	42,590	21,973	(A)	64,563		Telefonaktiebolaget LM Ericsson		-	513,570	264,966	(A)	778,536
-	48,471	25,008	(A)	73,479		Volvo AB - B Shares		-	767,497	395,974	(A)	1,163,471
								-	1,659,089	855,973		2,515,062

						Switzerland:	6.3%
-	22,853	11,791	(A)	34,644	@	Credit Suisse Group		-	724,500	373,791	(A)	1,098,291
5,451	-	(5,451)	(A)	-		Julius Baer Group Ltd.		255,327	-	(255,327)	(A)	-
14,143	13,517	(7,169)	(A)	20,491		Novartis AG		1,229,488	1,175,068	(623,236)	(A)	1,781,320
-	3,777	1,949	(A)	5,726		Roche Holding AG - Genusschein		-	1,107,969	571,634	(A)	1,679,603
-	32,764	16,904	(A)	49,668		STMicroelectronics NV		-	312,444	161,199	(A)	473,643
-	3,197	1,649	(A)	4,846		Swiss Re Ltd.		-	279,549	144,227	(A)	423,776
707	-	(707)	(A)	-	@	Syngenta AG		279,966	-	(279,966)	(A)	-
-	3,969	2,048	(A)	6,017		Zurich Insurance Group AG		-	1,138,145	587,202	(A)	1,725,347
								1,764,781	4,737,675	679,524		7,181,980

						Taiwan:	2.3%
-	50,700	26,158	(A)	76,858		MediaTek, Inc.		-	794,469	409,890	(A)	1,204,359
-	45,699	23,577	(A)	69,276		Taiwan Semiconductor Manufacturing Co., Ltd. ADR		-	918,550	473,907	(A)	1,392,457
24,000	-	(24,000)	(A)	-	@	Tong Hsing Electronic Industries Ltd.		129,035	-	(129,035)	(A)	-
								129,035	1,713,019	754,762		2,596,816

						United Kingdom:	11.5%
-	219,405	113,197	(A)	332,602		Barclays PLC		-	936,865	483,356	(A)	1,420,221
13,665	-	(13,665)	(A)	-		BG Group PLC		276,432	-	(276,432)	(A)	-
-	139,556	72,001	(A)	211,557	@	BP PLC		-	1,178,282	607,910	(A)	1,786,192
8,683	-	(8,683)	(A)	-		British American Tobacco PLC		501,397	-	(501,397)	(A)	-
80,198	74,062	(41,987)	(A)	112,273		HSBC Holdings PLC		819,429	756,733	(429,008)	(A)	1,147,154
15,945	18,480	(6,411)	(A)	28,014		Imperial Tobacco Group PLC		689,050	798,598	(277,030)	(A)	1,210,618
-	116,388	60,048	(A)	176,436		J Sainsbury PLC		-	660,243	340,639	(A)	1,000,882
-	25,476	13,144	(A)	38,620		Petrofac Ltd.		-	624,985	322,448	(A)	947,433
-	88,082	45,444	(A)	133,526	@	Rexam PLC		-	738,469	380,998	(A)	1,119,467
4,511	20,161	5,891	(A)	30,563	@	Rio Tinto PLC		245,252	1,096,102	320,259	(A)	1,661,613
-	24,600	12,692	(A)	37,292	@	Scottish & Southern Energy PLC		-	634,345	327,277	(A)	961,622
8,531	-	(8,531)	(A)	-		Shire PLC		487,902	-	(487,902)	(A)	-
57,508	-	(57,508)	(A)	-		Standard Chartered PLC		1,245,458	-	(1,245,458)	(A)	-
66,861	-	(66,861)	(A)	-		Telecity Group PLC		810,914	-	(810,914)	(A)	-
-	330,267	170,394	(A)	500,661		Vodafone Group PLC		-	1,253,889	646,918	(A)	1,900,807
								5,075,834	8,678,511	(598,336)		13,156,009

						United States:	43.5%
9,798	19,275	147	(A)	29,220		AbbVie, Inc.		510,280	1,003,842	7,631	(A)	1,521,753
1,152	-	(1,152)	(A)	-		Allergan, Inc.		191,048	-	(191,048)	(A)	-

13

PORTFOLIO OF INVESTMENTS

as of April 30, 2014 (Unaudited)

Global Opportunities Fund	Global Dividend Fund	Pro Forma adjustments		Global Dividend Fund Pro Forma Combined			Global Opportunities Fund	Global Dividend Fund	Pro Forma adjustments		Global Dividend Fund Pro Forma Combined
Shares	Shares			Shares			Value	Value	Value		Value
-	24,000	12,382	(A)	36,382		Altria Group, Inc.	-	962,640	496,654	(A)	1,459,294
-	17,800	9,184	(A)	26,984		American Electric Power Co., Inc.	-	957,818	494,166	(A)	1,451,984
6,927	6,313	(3,670)	(A)	9,570		Amgen, Inc.	774,092	705,478	(410,115)	(A)	1,069,455
1,318	1,414	(588)	(A)	2,144		Apple, Inc.	777,739	834,387	(347,254)	(A)	1,264,872
-	10,350	5,340	(A)	15,690		Baxter International, Inc.	-	753,377	388,689	(A)	1,142,066
7,666	-	(7,666)	(A)	-		Blackstone Group LP	226,377	-	(226,377)	(A)	-
3,870	-	(3,870)	(A)	-		BorgWarner, Inc.	240,482	-	(240,482)	(A)	-
-	12,065	6,225	(A)	18,290		Bristol-Myers Squibb Co.	-	604,336	311,795	(A)	916,131
-	7,416	3,826	(A)	11,242		Caterpillar, Inc.	-	781,646	403,274	(A)	1,184,920
2,958	-	(2,958)	(A)	-		Celanese Corp.	181,710	-	(181,710)	(A)	-
1,659	-	(1,659)	(A)	-	@	Celgene Corp.	243,890	-	(243,890)	(A)	-
-	22,365	11,539	(A)	33,904		CenturyTel, Inc.	-	780,762	402,818	(A)	1,183,580
1,694	-	(1,694)	(A)	-		CF Industries Holdings, Inc.	415,318	-	(415,318)	(A)	-
-	6,368	3,285	(A)	9,653		Chevron Corp.	-	799,311	412,388	(A)	1,211,699
-	33,169	17,113	(A)	50,282		Cisco Systems, Inc.	-	766,536	395,478	(A)	1,162,014
17,876	19,200	(7,970)	(A)	29,106		Citigroup, Inc.	856,439	919,872	(381,850)	(A)	1,394,461
-	19,400	10,009	(A)	29,409		ConAgra Foods, Inc.	-	591,894	305,375	(A)	897,269
-	15,482	7,988	(A)	23,470		Dow Chemical Co.	-	772,552	398,582	(A)	1,171,134
6,430	-	(6,430)	(A)	-	@	eBay, Inc.	333,267	-	(333,267)	(A)	-
-	15,089	7,785	(A)	22,874		Eli Lilly & Co.	-	891,760	460,085	(A)	1,351,845
17,378	-	(17,378)	(A)	-		EMC Corp.	448,352	-	(448,352)	(A)	-
-	7,331	3,782	(A)	11,113	@	Ensco PLC	-	369,849	190,816	(A)	560,665
4,201	-	(4,201)	(A)	-	@	Equinix, Inc.	788,990	-	(788,990)	(A)	-
7,695	-	(7,695)	(A)	-		Estee Lauder Cos., Inc.	558,426	-	(558,426)	(A)	-
7,248	11,714	(1,204)	(A)	17,758		ExxonMobil Corp.	742,268	1,199,631	(123,343)	(A)	1,818,556
6,338	36,168	12,322	(A)	54,828		Freeport-McMoRan Copper & Gold, Inc.	217,837	1,243,094	423,511	(A)	1,884,442
-	15,600	8,048	(A)	23,648		Gap, Inc.	-	613,080	316,306	(A)	929,386
-	42,930	22,149	(A)	65,079		General Electric Co.	-	1,154,388	595,582	(A)	1,749,970
4,379	-	(4,379)	(A)	-	@	Gilead Sciences, Inc.	343,708	-	(343,708)	(A)	-
429	-	(429)	(A)	-		Google, Inc.	225,937	-	(225,937)	(A)	-
169	-	(169)	(A)	-		Google, Inc. – Class A	90,395	-	(90,395)	(A)	-
4,119	-	(4,119)	(A)	-	@	Informatica Corp.	146,019	-	(146,019)	(A)	-
-	28,992	14,958	(A)	43,950		Intel Corp.	-	773,796	399,224	(A)	1,173,020
-	11,443	5,904	(A)	17,347		Johnson & Johnson	-	1,159,061	597,993	(A)	1,757,054
-	15,065	7,772	(A)	22,837		JPMorgan Chase & Co.	-	843,339	435,103	(A)	1,278,442
13,883	-	(13,883)	(A)	-		KBR, Inc.	352,212	-	(352,212)	(A)	-
-	5,455	2,814	(A)	8,269		KLA-Tencor Corp.	-	349,065	180,093	(A)	529,158
5,511	-	(5,511)	(A)	-		Las Vegas Sands Corp.	436,085	-	(436,085)	(A)	-
-	12,540	6,470	(A)	19,010		Macy's, Inc.	-	720,172	371,558	(A)	1,091,730
6,161	11,497	(229)	(A)	17,429		McDonald's Corp.	624,602	1,165,566	(23,252)	(A)	1,766,916
-	21,328	11,004	(A)	32,332		Metlife, Inc.	-	1,116,521	576,046	(A)	1,692,567
-	28,343	14,623	(A)	42,966		Microsoft Corp.	-	1,145,057	590,768	(A)	1,735,825
-	9,469	4,885	(A)	14,354		Molson Coors Brewing Co.	-	567,856	292,973	(A)	860,829
4,878	-	(4,878)	(A)	-		Monsanto Co.	539,995	-	(539,995)	(A)	-
6,634	-	(6,634)	(A)	-		Mosaic Co.	331,965	-	(331,965)	(A)	-
-	24,937	12,866	(A)	37,803		Northeast Utilities	-	1,178,523	608,034	(A)	1,786,557
10,294	-	(10,294)	(A)	-		Nuance Communications, Inc.	165,630	-	(165,630)	(A)	-
7,019	-	(7,019)	(A)	-		Oasis Petroleum, Inc.	326,454	-	(326,454)	(A)	-

14

PORTFOLIO OF INVESTMENTS

as of April 30, 2014 (Unaudited)

Global Opportunities Fund	Global Dividend Fund	Pro Forma adjustments		Global Dividend Fund Pro Forma Combined				Global Opportunities Fund	Global Dividend Fund	Pro Forma adjustments		Global Dividend Fund Pro Forma Combined
Shares	Shares			Shares				Value	Value	Value		Value
-	4,079	2,104	(A)	6,183		Occidental Petroleum Corp.		-	390,564	201,503	(A)	592,067
20,771	39,059	(619)	(A)	59,211		Pfizer, Inc.		649,717	1,221,765	(19,373)	(A)	1,852,109
-	8,732	4,505	(A)	13,237		PNC Financial Services Group, Inc.		-	733,837	378,608	(A)	1,112,445
-	9,454	4,878	(A)	14,332		Procter & Gamble Co.		-	780,428	402,646	(A)	1,183,074
-	18,362	9,473	(A)	27,835		ProLogis, Inc.		-	746,048	384,908	(A)	1,130,956
6,090	-	(6,090)	(A)	-	@	Quanta Services, Inc.		214,855	-	(214,855)	(A)	-
3,012	-	(3,012)	(A)	-		Schlumberger Ltd.		305,868	-	(305,868)	(A)	-
-	6,707	3,460	(A)	10,167	@	Seagate Technology		-	352,654	181,944	(A)	534,598
8,050	-	(8,050)	(A)	-	@	Sensata Technologies Holdings N.V.		341,883	-	(341,883)	(A)	-
-	6,500	3,354	(A)	9,854		Stanley Black & Decker, Inc.		-	558,285	288,036	(A)	846,321
-	29,700	15,323	(A)	45,023		Symantec Corp.		-	602,316	310,752	(A)	913,068
6,900	-	(6,900)	(A)	-		Teradata Corp.		313,674	-	(313,674)	(A)	-
5,061	-	(5,061)	(A)	-		Thermo Fisher Scientific, Inc.		576,954	-	(576,954)	(A)	-
-	17,774	9,170	(A)	26,944	@	Tyco International Ltd.		-	726,957	375,058	(A)	1,102,015
12,435	-	(12,435)	(A)	-	@,L	Universal Display Corp.		323,932	-	(323,932)	(A)	-
8,379	-	(8,379)	(A)	-		Veeco Instruments, Inc.		309,772	-	(309,772)	(A)	-
-	7,563	3,902	(A)	11,465		Verizon Communications, Inc. - VZC		-	355,239	183,278	(A)	538,517
-	12,280	6,336	(A)	18,616		VF Corp.		-	750,185	387,042	(A)	1,137,227
2,799	-	(2,799)	(A)	-		VMware, Inc.		258,935	-	(258,935)	(A)	-
5,350	-	(5,350)	(A)	-	@	Weatherford International Ltd.		112,350	-	(112,350)	(A)	-
4,080	-	(4,080)	(A)	-		Wesco International, Inc.		358,142	-	(358,142)	(A)	-
11,325	-	(11,325)	(A)	-		Yum! Brands, Inc.		871,912	-	(871,912)	(A)	-
								15,727,511	32,943,487	1,268,993		49,939,991
						Total Long-Term Investments
						(Cost $32,399,976, 63,949,875 and $96,349,851 Pro Forma Combined)		38,224,604	74,088,858	-		112,313,462

Principal amount†	Principal amount†			Principal amount†				Value	Value	Value		Value
			SHORT-TERM INVESTMENTS:				0.5%
						Securities Lending Collateral cc(1):	0.5%
585,231	-	-		585,231		Cantor Fitzgerald, Repurchase Agreement dated 04/30/14, 0.07%, due 05/01/14 (Repurchase Amount $585,232, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $596,936, due 05/15/14 - 09/01/49)		585,231	-	-		585,231

						Total Short-Term Investments
						(Cost $585,231, $0 and $585,231)		585,231	-	-		585,231

						Total Investments in Securities
						(Cost $32,985,207, $63,949,875 and $96,935,082 Pro Forma Combined) *	98.5%	$38,809,835	$74,088,858	$-		$112,898,693
						Other Assets and Liabilities - Net	1.5	230,967	1,551,322	(57,410)	(A)	1,724,879
						Net Assets	100.0%	$39,040,802	$75,640,180	$(57,410)		$114,623,572

15

PORTFOLIO OF INVESTMENTS

as of April 30, 2014 (Unaudited)

Global Opportunities Fund	Global Dividend Fund	Pro Forma adjustments	Global Dividend Fund Pro Forma Combined			Global Opportunities Fund	Global Dividend Fund	Pro Forma adjustments	Global Dividend Fund Pro Forma Combined
Shares	Shares		Shares			Value	Value	Value	Value
				†	Unless otherwise indicated, principal amount is shown in USD.
				@	Non-income producing security
				ADR	American Depositary Receipt
				GDR	Global Depositary Receipt
				cc	Securities purchased with cash collateral for securities loaned.
				L	Loaned security, a portion or all of the security is on loan at April 30, 2014.
				(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
				(A)	Reflects adjustments related to portfolio transitioning
				*	Cost for federal income tax purposes is:	$33,131,391	$64,237,259	$-	$97,368,650
Net unrealized appreciation consists of:
					Gross Unrealized Appreciation	$7,572,444	$11,117,837	$-	$18,690,281
					Gross Unrealized Depreciation	(1,894,000)	(1,266,238)	-	(3,160,238)
					Net Unrealized Appreciation	$5,678,444	$9,851,599	$-	$15,530,043

16

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of April 30, 2014 in valuing the assets and liabilities:

	Global Opportunities Fund	Global Dividend Fund	Pro Forma adjustments	Global Dividend Fund Pro Forma Combined
Asset Table
Investments, at value
Level 1 - Quoted Prices	$18,579,500	$38,405,907	$-	$56,985,407
Level 2 - Other Significant Observable Inputs #	20,230,335	35,682,951	-	55,913,286
Level 3 - Significant Unobservable Inputs	-	-	-	-
Total Investments, at value	$38,809,835	$74,088,858	$-	$112,898,693

^ See Note 2, “Security Valuation” in the Notes to Unaudited Pro Forma Financial Statements for additional information.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

17

NOTES TO PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

Note 1 – Basis of Combination:

The Board of Trustees (the “Board”) of Voya Global Equity Opportunities Fund (“Global Opportunities Fund”) and Voya Global Equity Dividend Fund (“Global Equity Dividend Fund”) (each a “Fund” and collectively, the “Funds”), approved an Agreement and Plan of Reorganization dated May 22, 2014 (the “Plan”) whereby, subject to approval by the shareholders of Global Opportunities Fund, Global Equity Dividend Fund will acquire all of the assets of Global Opportunities Fund, subject to the liabilities of such Fund, in exchange for Global Equity Dividend Fund issuing shares of such fund to shareholders of Global Opportunities Fund in a number equal in value to net assets of Global Opportunities Fund (the “Merger”).

The Merger will be accounted for as a tax-free merger of investment companies with Global Equity Dividend Fund remaining as both the tax and accounting survivor. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization(s) occurred at April 30, 2014. The unaudited pro forma Portfolio of Investments and Statement of Assets and Liabilities reflect the financial position of Global Opportunities Fund and Global Equity Dividend Fund at April 30, 2014. The unaudited pro forma Statement of Operations reflects the results of operations of Global Opportunities Fund and Global Equity Dividend Fund for the twelve-months ended April 30, 2014. These statements have been derived from the Funds’ respective books and records utilized in calculating daily net asset value at the date indicated above for Global Opportunities Fund and Global Equity Dividend Fund under U.S. generally accepted accounting principles for investment companies. The unaudited pro forma Portfolio of Investments reflects the pro forma combined portfolio holdings of Global Opportunities Fund and Global Equity Dividend Fund as of April 30, 2014. This unaudited pro forma Portfolio of Investments reflects management’s anticipation that most portfolio transitioning, including the sale of a significant portion of holdings of Global Opportunities Fund and the purchases of assets Global Equity Dividend Fund may hold or wish to hold, will take place shortly prior to the closing date of the Mergers. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of Global Equity Dividend Fund for pre-combination periods will not be restated.

The unaudited pro forma Portfolio of Investments, and Statement of Assets and Liabilities and Statement of Operations should be read in conjunction with the historical financial statements of each Fund, which are incorporated by reference in the Statement of Additional Information.

Note 2 – Security Valuation:

Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ official closing price. Fund securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by a Fund’s custodian. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on a Fund’s valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities for which market quotations are not readily available are valued at their fair values as determined in good faith and in accordance with policies set by the Board of each Fund. Among elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Note 3 – Capital Shares:

The unaudited pro forma net asset value per share assumes additional shares of common Global Equity Dividend Fund issued in connection with the proposed acquisition of Global Opportunities Fund by Global Equity Dividend Fund as of April 30, 2014. The number of additional shares issued was calculated by dividing the net assets of each class of Global Opportunities Fund by the respective class net asset value per share of Global Equity Dividend Fund.

18

Note 4 – Merger and Transition Costs:

The Adviser (or an affiliate) will bear the costs associated with obtaining shareholder approval, including, but not limited to, vote solicitation and SEC filings. Merger costs to be incurred by the Adviser (or an affiliate) are estimated at approximately $141,000. These costs represent the estimated expenses of the Fund carrying out its obligations under the Plan and consist of management’s estimate of legal fees, accounting fees, printing costs and mailing charges related to the proposed merger. Total explicit transition costs are estimated to be $66,000. These expenses will be paid by Global Opportunities Fund except that the Adviser has agreed to limit the explicit transaction costs incurred in selling the securities currently held by Global Opportunities Fund to $33,800 and the total explicit transition costs to $57,410. Actual results could differ from these estimates.

Note 5 – Use of Estimates in Preparation of Pro Forma Financial Statements:

Management of the Funds has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies.

Note 6 – Federal Income Taxes:

It is the policy of the Funds to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired. A portion of the amount of these capital loss carryforwards may be limited in the future.

19

Voya Mutual Funds

(“Registrant”)

PART C:

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Article 5.2 of the Amended and Restated Declaration of Trust provides for the indemnification of Registrant’s Trustees, officers, employees, and agents against liabilities incurred by them in connection with the defense or disposition of any action or proceeding in which they may be involved or with which they may be threatened, while in office or thereafter, by reason of being or having been in such office, except with respect to matters as to which it has been determined that they acted with willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office (“disabling conduct”).

Section 7 of Registrant’s Administration Agreement provides for the indemnification of Registrant’s Administrator against all liabilities incurred by it in performing its obligations under the agreement, except with respect to matters involving its disabling conduct.

Section 9 of Registrant’s Distribution Agreement provides for the indemnification of Registrant’s Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its disabling conduct.

Section 4 of the Shareholder Service Agreement provides for the indemnification of Registrant’s Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its disabling conduct.

Registrant has obtained from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“1933 Act”) may be permitted to trustees, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer, or controlling person of the registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it, is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

1.	a.	Amended and Restated Declaration of Trust of Voya Mutual Funds dated June 3, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 102 to the Registrant’s Form N-1A Registration Statement on September 8, 2004 and incorporated herein by reference.

b.	Amendment No. 1 dated September 2, 2004 to the Amended and Restated Declaration of Trust (Class I shares for ING Global Real Estate Fund) – Filed as an Exhibit to Post-Effective Amendment No. 102 to the Registrant’s Form N-1A Registration Statement on September 8, 2004 and incorporated herein by reference.

c.	Amendment No. 2 dated January 31, 2005 to the Amended and Restated Declaration of Trust (ING International Value Choice Fund) – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Form N-1A Registration Statement on January 25, 2005 and incorporated herein by reference.

d.	Amendment No. 3 dated February 1, 2005 to the Amended and Restated Declaration of Trust (name change – ING Global Value Choice Fund, formerly ING Worldwide Growth Fund) – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Form N-1A Registration Statement on January 25, 2005 and incorporated herein by reference.

e.	Amendment No. 4 dated March 1, 2005 to the Amended and Restated Declaration of Trust (name change – ING International SmallCap Fund, formerly ING International SmallCap Growth Fund) – Filed as an Exhibit to Post-Effective Amendment No. 110 to the Registrant’s Form N-1A Registration Statement on September 30, 2005 and incorporated herein by reference.

f.	Amendment No. 5 dated April 29, 2005 to the Amended and Restated Declaration of Trust (Class I shares for ING Global Value Choice Fund and ING International Value Choice Fund) – Filed as an Exhibit to Post-Effective Amendment No. 110 to the Registrant’s Form N-1A Registration Statement September 30, 2005 and incorporated herein by reference.

1

g.	Amendment No. 6 dated September 1, 2005 to the Amended and Restated Declaration of Trust (ING Emerging Markets Debt Fund and ING Greater China Fund) – Filed as an Exhibit to Post-Effective Amendment No. 110 to the Registrant’s Form N-1A Registration Statement on September 30, 2005 and incorporated herein by reference.

h.	Amendment No. 7 dated September 30, 2005 to the Amended and Restated Declaration of Trust (Class O shares for ING Global Equity Dividend Fund and ING Global Real Estate Fund) - Filed as an Exhibit to Post-Effective Amendment No. 110 to the Registrant’s Form N-1A Registration Statement on September 30, 2005 and incorporated herein by reference.

i.	Amendment No. 8 dated November 1, 2005 to the Amended and Restated Declaration of Trust (ING Diversified International Fund, ING Index Plus International Equity Fund, and ING International Capital Appreciation Fund) – Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Form N-1A Registration Statement on December 6, 2005 and incorporated herein by reference.

j.	Amendment No. 9 dated November 10, 2005 to the Amended and Restated Declaration of Trust (ING International Real Estate Fund) – Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Form N-1A Registration Statement on December 6, 2005 and incorporated herein by reference.

k.	Amendment No. 10 dated March 16, 2006 to the Amended and Restated Declaration of Trust (ING Global Bond Fund) – Filed as an Exhibit to Post-Effective Amendment No. 116 to the Registrant’s Form N-1A Registration Statement on June 19, 2006 and incorporated herein by reference.

l.	Amendment No. 11 dated May 25, 2006 to the Amended and Restated Declaration of Trust – Filed as an Exhibit to Post-Effective Amendment No. 116 to the Registrant’s Form N-1A Registration Statement on June 19, 2006 and incorporated herein by reference.

m.	Amendment No. 12 dated July 13, 2006 to the Amended and Restated Declaration of Trust (Class R shares for ING Diversified International Fund) – Filed as an Exhibit to Post-Effective Amendment No. 117 to the Registrant’s Form N-1A Registration Statement on August 14, 2006 and incorporated herein by reference.

n.	Amendment No. 13 dated October 9, 2006 to the Amended and Restated Declaration of Trust (name change - ING Global Natural Resources Fund, formerly ING Precious Metals Fund) – Filed as an Exhibit to Post-Effective Amendment No. 119 to the Registrant’s Form N-1A Registration Statement on December 7, 2006 and incorporated herein by reference.

o.	Amendment No. 14 dated November 9, 2006 to the Amended and Restated Declaration of Trust (ING International Value Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 119 to the Registrant’s Form N-1A Registration Statement on December 7, 2006 and incorporated herein by reference.

p.	Amendment No. 15 dated November 9, 2006 to the Amended and Restated Declaration of Trust (authority to reclassify, reorganize, recapitalize, or convert issued or unissued interests of any class into interests of one or more other classes) – Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Form N-1A Registration Statement on February 23, 2007 and incorporated herein by reference.

q.	Amendment No. 16 dated November 9, 2006 to the Amended and Restated Declaration of Trust (abolishing Class M shares for ING Emerging Countries Fund) – Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Form N-1A Registration Statement on February 23, 2007 and incorporated herein by reference.

r.	Amendment No. 17 dated February 28, 2007 to the Amended and Restated Declaration of Trust (name change - ING International Growth Opportunities Fund, formerly ING International Fund) – Filed as an Exhibit to Post-Effective Amendment No. 121 to the Registrant’s Form N-1A Registration Statement on February 23, 2007 and incorporated herein by reference.

s.	Amendment No. 18 dated March 2, 2007 to the Amended and Restated Declaration of Trust (ING International Equity Dividend Fund) – Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A Registration Statement on July 27, 2007 and incorporated herein by reference.

t.	Amendment No. 19 dated July 12, 2007 to the Amended and Restated Declaration of Trust (ING Asia-Pacific Real Estate Fund, ING European Real Estate Fund, and Class I shares for ING Global Equity Dividend Fund; and ING Global Natural Resources Fund; and Class O shares for ING Index Plus International Equity Fund) – Filed as an Exhibit to Post-Effective Amendment No. 124 to the Registrant’s Form N-1A Registration Statement on July 27, 2007 and incorporated herein by reference.

u.	Amendment No. 20 dated September 12, 2007 to the Amended and Restated Declaration of Trust (Class W shares for ING Diversified International Fund, ING Emerging Countries Fund, ING Foreign Fund, ING Global Equity Dividend Fund, ING Global Natural Resources Fund, ING Global Real Estate Fund, ING International Equity Dividend Fund, ING International Real Estate Fund, and ING International SmallCap Fund) – Filed as an Exhibit to Post-Effective Amendment No. 128 to the Registrant’s Form N-1A Registration Statement on November 9, 2007 and incorporated herein by reference.

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v.	Amendment No. 21 dated December 17, 2007 to the Amended and Restated Declaration of Trust (name change – ING International SmallCap Multi-Manager Fund, formerly ING International SmallCap Fund) – Filed as an exhibit to Post-Effective Amendment No. 131 to the Registrant’s Form N-1A Registration Statement on February 27, 2008 and incorporated herein by reference.
w.	Amendment No. 22 dated May 30, 2008 to the Amended and Restated Declaration of Trust (Class O shares for ING Diversified International Fund, ING Global Bond Fund, ING Greater China Fund, and ING International SmallCap Multi-Manager Fund) – Filed as an Exhibit to Post-Effective Amendment No. 132 to the Registrant’s Form N-1A Registration Statement on June 4, 2008 and incorporated herein by reference.

x.	Plan of Liquidation and Dissolution of Series with respect to ING International Value Opportunities Fund effective August 1, 2008 – Filed as an exhibit to Post-Effective Amendment No. 152 to the Registrant’s Form N-1A Registration Statement on September 30, 2011 and incorporated herein by reference.

y.	Amendment No. 23 dated September 27, 2008 to the Amended and Restated Declaration of Trust (dissolution of ING International Value Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 134 to the Registrant’s Form N-1A Registration Statement on February 26, 2009 and incorporated herein by reference.

z.	Amendment No. 24 dated March 27, 2009 to the Amended and Restated Declaration of Trust (Class Q shares for ING International Capital Appreciation Fund) – Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Form N-1A Registration Statement on May 29, 2009 and incorporated herein by reference.

aa.	Amendment No. 25 dated May 14, 2009 to the Amended and Restated Declaration of Trust (Class W shares for ING Global Bond Fund, ING Global Value Choice Fund, and ING International Value Choice Fund) – Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Form N-1A Registration Statement on May 29, 2009 and incorporated herein by reference.

bb.	Plan of Liquidation and Dissolution of Series with respect to ING Disciplined International SmallCap Fund effective July 13, 2009 – Filed as an exhibit to Post-Effective Amendment No. 152 to the Registrant’s Form N-1A Registration Statement on September 30, 2011 and incorporated herein by reference.

cc.	Plan of Liquidation and Dissolution of Series with respect to ING Emerging Markets Fixed Income Fund effective July 13, 2009 – Filed as an exhibit to Post-Effective Amendment No. 152 to the Registrant’s Form N-1A Registration Statement on September 30, 2011 and incorporated herein by reference.

dd.	Amendment No. 26 dated August 10, 2009 to the Amended and Restated Declaration of Trust (dissolution of ING International Growth Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 137 to the Registrant’s Form N-1A Registration Statement on September 29, 2009 and incorporated herein by reference.

ee.	Amendment No. 27 dated August 21, 2009 to the Amended and Restated Declaration of Trust (dissolution of ING Disciplined International SmallCap Fund and ING Emerging Markets Fixed Income Fund) – Filed as an Exhibit to Post-Effective Amendment No. 137 to the Registrant’s Form N-1A Registration Statement on September 29, 2009 and incorporated herein by reference.

ff.	Amendment No. 28 dated September 10, 2009 to the Amended and Restated Declaration of Trust (Class I shares for ING Russia Fund) – Filed as an Exhibit to Post-Effective Amendment No. 137 to the Registrant’s Form N-1A Registration Statement on September 29, 2009 and incorporated herein by reference.

gg.	Plan of Liquidation and Dissolution of Series with respect to ING International Equity Dividend Fund effective September 14, 2009 – Filed as an exhibit to Post-Effective Amendment No. 152 to the Registrant’s Form N-1A Registration Statement on September 30, 2011 and incorporated herein by reference.

hh.	Amendment No. 29 dated October 13, 2009 to the Amended and Restated Declaration of Trust (Class W shares for ING International Capital Appreciation Fund) – Filed as an Exhibit to Post-Effective Amendment No. 139 to the Registrant’s Form N-1A Registration Statement on February 25, 2010 and incorporated herein by reference.

ii.	Amendment No. 30 dated November 20, 2009 to the Amended and Restated Declaration of Trust (converting Class Q shares into Class W shares and abolishing Class Q shares for ING Foreign Fund, ING Global Natural Resources Fund, ING Global Value Choice Fund, ING International SmallCap Multi-Manager Fund, and ING Russia Fund) – Filed as an Exhibit to Post-Effective Amendment No. 139 to the Registrant’s Form N-1A Registration Statement on February 25, 2010 and incorporated herein by reference.

jj.	Amendment No. 31, effective March 5, 2010, to the Amended and Restated Declaration of Trust (converting Class Q shares into Class W shares and abolishing Class Q shares for ING Emerging Countries Fund and ING International Capital Appreciation Fund) – Filed as an Exhibit to Post-Effective Amendment No. 140 to the Registrant’s Form N-1A Registration Statement on September 30, 2010 and incorporated herein by reference.

kk.	Amendment No. 32 dated June 30, 2010 to Amended and Restated Declaration of Trust (name change – ING Global Opportunities Fund, formerly ING Foreign Fund) – Filed as an Exhibit to Post-Effective Amendment No. 140 to the Registrant’s Form N-1A Registration Statement on September 30, 2010 and incorporated herein by reference.

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ll.	Amendment No. 33 dated September 30, 2010 to the Amended and Restated Declaration of Trust (Class I shares for ING International Growth Fund) – Filed as an Exhibit to Post-Effective Amendment No. 142 to the Registrant’s Form N-1A Registration Statement on December 6, 2010 and incorporated herein by reference.

mm.	Plan of Liquidation and Dissolution of Series with respect to ING Asia-Pacific Real Estate Fund effective November 26, 2010 – Filed as an exhibit to Post-Effective Amendment No. 152 to the Registrant’s Form N-1A Registration Statement on September 30, 2011 and incorporated herein by reference.

nn.	Plan of Liquidation and Dissolution of Series with respect to ING European Real Estate Fund effective November 26, 2010 – Filed as an exhibit to Post-Effective Amendment No. 152 to the Registrant’s Form N-1A Registration Statement on September 30, 2011 and incorporated herein by reference.

oo.	Amendment No. 34 dated November 18, 2010 to the Amended and Restated Declaration of Trust (Class I shares for ING International Core Fund) – Filed as an Exhibit to Post-Effective Amendment No. 144 to the Registrant’s Form N-1A Registration Statement on January 24, 2011 and incorporated herein by reference.

pp.	Amendment No. 35 dated May 19, 2011 to the Amended and Restated Declaration of Trust (Class R shares and Class W shares for certain ING Funds) – Filed as an Exhibit to Post-Effective Amendment No. 149 to the Registrant’s Form N-1A Registration Statement on July 28, 2011 and incorporated herein by reference.

qq.	Amendment No. 36 dated July 15, 2011 to the Amended and Restated Declaration of Trust (ING Emerging Markets Equity Fund) – Filed as an Exhibit to Post-Effective Amendment No. 149 to the Registrant’s Form N-1A Registration Statement filed on July 28, 2011 and incorporated herein by reference.

rr.	Amendment No. 37 dated January 12, 2012 to the Amended and Restated Declaration of Trust (Class B shares for ING Emerging Markets Equity Fund) – Filed as an Exhibit to Post-Effective Amendment No. 157 to the Registrant’s Form N-1A Registration Statement on February 27, 2012 and incorporated herein by reference.

ss.	Amendment No. 38 dated February 29, 2012 to the Amended and Restated Declaration of Trust (name change – ING International Small Cap Fund, formerly ING International SmallCap Multi-Manager Fund) – Filed as an Exhibit to Post-Effective Amendment No. 157 to the Registrant’s Form N-1A Registration Statement on February 27, 2012 and incorporated herein by reference.

tt.	Plan of Liquidation and Dissolution of Series with respect to ING International Capital Appreciation Fund, effective January 17, 2012 – Filed as an Exhibit to Post-Effective Amendment No. 157 to the Registrant’s Form N-1A Registration Statement on February 27, 2012 and incorporated herein by reference.

uu.	Amendment No. 39 dated July 12, 2012 to the Amended and Restated Declaration of Trust (ING Diversified Emerging Markets Debt Fund) – Filed as an Exhibit to Post-Effective Amendment No. 165 to the Registrant’s Form N-1A Registration Statement on October 31, 2012 and incorporated herein by reference.

vv.	Amendment No. 40 to the Amended and Restated Declaration of Trust (dissolving ING Emerging Countries Fund) – Filed as an Exhibit to Post-Effective Amendment No. 165 to the Registrant’s Form N-1A Registration Statement on October 31, 2012 and incorporated herein by reference.

ww.	Amendment No. 41 dated August 1, 2012 to the Amended and Restated Declaration of Trust (Class W shares for ING International Core Fund) – Filed as an Exhibit to Post-Effective Amendment No. 160 to the Registrant’s Form N-1A Registration Statement on August 7, 2012 and incorporated herein by reference.

xx.	Amendment No. 42 dated September 6, 2012 to the Amended and Restated Declaration of Trust (Class R6 shares for ING Global Bond Fund and ING Global Real Estate Fund) – Filed as an Exhibit to Post-Effective Amendment No. 170 to the Registrant’s Form N-1A Registration Statement on December 21, 2012 and incorporated herein by reference.

yy.	Amendment No. 43 dated November 14, 2012 to the Amended and Restated Declaration of Trust (name change – ING International Value Equity Fund, formerly ING Global Value Choice Fund) –Filed as an Exhibit to Post-Effective Amendment No. 170 to the Registrant’s Form N-1A Registration Statement on December 21, 2012 and incorporated herein by reference.

zz.	Amendment No. 44 dated November 15, 2012 to the Amended and Restated Declaration of Trust (name change – ING Emerging Markets Equity Dividend Fund, formerly ING Greater China Fund) – Filed as an Exhibit to Post-Effective Amendment No. 170 to the Registrant’s Form N-1A Registration Statement on December 21, 2012 and incorporated herein by reference.

aaa.	Amendment No. 45 dated November 29, 2012 to the Amended and Restated Declaration of Trust (Class P shares for ING Global Bond Fund) – Filed as an Exhibit to Post-Effective Amendment No. 167 to the Registrant’s Form N-1A Registration Statement on November 30, 2012 and incorporated herein by reference.

bbb.	Amendment No. 46 dated January 10, 2013 to the Amended and Restated Declaration of Trust (ING Global Perspectives Fund) – Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

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ccc.	Plan of Liquidation and Dissolution of Series with respect to ING Index Plus International Equity Fund, effective February 22, 2013 – Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

ddd.	Amendment No. 47 dated July 1, 2013 to the Amended and Restated Declaration of Trust (name change – ING Multi-Manager International Equity Fund, formerly ING International Growth Fund) – Filed as an Exhibit to Post-Effective Amendment No. 183 to the Registrant’s Form N-1A Registration Statement on December 16, 2013 and incorporated herein by reference.

eee.	Amendment No. 48 dated September 6, 2012 to the Amended and Restated Declaration of Trust (dissolution of ING International Value Choice Fund) – Filed as an Exhibit to Post-Effective Amendment No. 183 to the Registrant’s Form N-1A Registration Statement on December 16, 2013 and incorporated herein by reference.

fff.	Amendment No. 49 dated November 21, 2013 to the Amended and Restated Declaration of Trust (Class A, Class B, Class C, Class O, Class R, and Class W shares for ING Multi-Manager International Equity Fund) – Filed as an Exhibit to Post-Effective Amendment No. 184 to the Registrant’s Form N-1A Registration Statement on February 26, 2014 and incorporated herein by reference.

2.	a.	Amended Bylaws of Registrant (Nicholas-Applegate Mutual Funds) dated December 18, 1992 - Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

b.	Form of Amendment to Section 2.5 of Bylaws of Registrant – Filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant’s Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

3.	Not Applicable.

4.	Agreement and Plan of Reorganization between Voya Global Opportunities Fund, a series of Voya Mutual Funds, and Voya Global Equity Dividend Fund, a series of Voya Mutual Funds – Attached as Appendix A to the Proxy Statement/Prospectus.

5.	Not Applicable.

6.	a.	Investment Management Agreement between Voya Mutual Funds and Voya Investments, LLC (formerly, ING Investments, LLC) dated May 7, 2013 – Filed as an Exhibit to Post-Effective Amendment No. 183 to the Registrant’s Form N-1A Registration Statement on December 16, 2013 and incorporated herein by reference.

i.	Amended Schedule A dated November 2013, to the Investment Management Agreement between Voya Mutual Funds and Voya Investments, LLC dated May 7, 2013 – Filed as an Exhibit to Post-Effective Amendment No. 183 to the Registrant’s Form N-1A Registration Statement on December 16, 2013 and incorporated herein by reference.

ii.	Reduction letter dated July 1, 2013 (ING Multi-Manager International Equity Fund, formerly ING International Growth Fund) with respect to the Investment Management Agreement between Voya Mutual Funds and Voya Investments, LLC May 7, 2013 for the period from July 1, 2013 through March 1, 2015 – Filed as an Exhibit to Post-Effective Amendment No. 183 to the Registrant’s Form N-1A Registration Statement on December 16, 2013 and incorporated herein by reference.

iii.	Waiver Letter dated March 1, 2014 regarding the investment management fee for Class P shares of ING Global Bond Fund for the period from March 1, 2014 through March 1, 2015 – Filed as an Exhibit to Post-Effective Amendment No. 184 to the Registrant’s Form N-1A Registration Statement on February 26, 2014 and incorporated herein by reference.

iv.	Reduction letter dated March 1, 2014 (ING International Small Cap Fund) with respect to the Investment Management Agreement between Voya Mutual Funds and Voya Investments, LLC dated May 7, 2013 for the period from March 1, 2014 through March 1, 2015 – Filed as an Exhibit to Post-Effective Amendment No. 184 to the Registrant’s Form N-1A Registration Statement on February 26, 2014 and incorporated herein by reference.

b.	Sub-Advisory Agreement between Voya Investments, LLC and Voya Investment Management Co, LLC (formerly, ING Investment Management Co. LLC) dated May 7, 2013 – Filed as an Exhibit to Post-Effective Amendment No. 183 to the Registrant’s Form N-1A Registration Statement on December 16, 2013 and incorporated herein by reference.

c.	Sub-Advisory Agreement between Voya Investments, LLC and ING Investment Management Advisors B.V. dated October 1, 2013 – Filed as an Exhibit to Post-Effective Amendment No. 183 to the Registrant’s Form N-1A Registration Statement on December 16, 2013 and incorporated herein by reference.

d.	Sub-Advisory Agreement between Voya Investments, LLC and CBRE Clarion Securities, LLC (ING International Real Estate Fund) dated May 13, 2013 – Filed as an Exhibit to Post-Effective Amendment No. 181 to the Registrant’s Form N-1A Registration Statement on May 31, 2013 and incorporated herein by reference.

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e.	Sub-Advisory Agreement between Voya Investments, LLC and CBRE Clarion Securities, LLC (ING Global Real Estate Fund) dated July 30, 2013 – Filed as an Exhibit to Post-Effective Amendment No. 183 to the Registrant’s Form N-1A Registration Statement on December 16, 2013 and incorporated herein by reference.

f.	Sub-Advisory Agreement between Voya Investments, LLC and Acadian Asset Management LLC dated May 13, 2013 – Filed as an Exhibit to Post-Effective Amendment No. 183 to the Registrant’s Form N-1A Registration Statement on December 16, 2013 and incorporated herein by reference.

g.	Sub-Advisory Agreement between Voya Investments, LLC and Schroder Investment Management North America Inc. dated December 17, 2007 – Filed as an Exhibit to Post-Effective Amendment No. 134 to the Registrant’s Form N-1A Registration Statement February 26, 2009 and incorporated herein by reference.

i.	Schedule A, effective November 2012, to the Sub-Advisory Agreement between Voya Investments, LLC and Schroder Investment Management North America Inc. dated December 17, 2007 – Filed as an Exhibit to Post-Effective Amendment No. 165 to the Registrant’s Form N-1A Registration Statement on October 31, 2012 and incorporated herein by reference.

ii.	Termination Letter, effective April 14, 3013, of the Sub-Advisory Agreement between Voya Investments, LLC and Schroder Investment Management North America Inc. dated December 17, 2007 (ING International Small Cap Fund) – Filed as an Exhibit to Post-Effective Amendment No. 177 to the Registrant’s Form N-1A Registration Statement on March 27, 2013 and incorporated herein by reference.

h.	Amended and Restated Sub-Sub-Advisory Agreement by and among Voya Investments, LLC, Schroder Investment Management North America, Inc., and Schroder Investment Management North America Limited (ING International Small Cap Fund) dated December 17, 2007 and amended and restated January 1, 2013 – Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

i.	Sub-Advisory Agreement between Voya Investments, LLC and Baillie Gifford Overseas Limited dated May 13, 2013 – Filed as an Exhibit to Post-Effective Amendment No. 181 to the Registrant’s Form N-1A Registration Statement on May 31, 2013 and incorporated herein by reference.

i.	Amended Schedule A, effective May 2013, to the Sub-Advisory Agreement between Voya Investments, LLC and Baillie Gifford Overseas Limited dated May 13, 2013 – Filed as an Exhibit to Post-Effective Amendment No. 184 to the Registrant’s Form N-1A Registration Statement on February 26, 2014 and incorporated herein by reference.

j.	Sub-Advisory Agreement between Voya Investments, LLC and T. Rowe Price Associates, Inc. dated May 13, 2013 – Filed as an Exhibit to Post-Effective Amendment No. 181 to the Registrant’s Form N-1A Registration Statement on May 31, 2013 and incorporated herein by reference.

i.	Amended Schedule A, effective November 2013, to the Sub-Advisory Agreement between Voya Investments, LLC and T. Rowe Price Associates, Inc. dated May 13, 2013 – Filed as an Exhibit to Post-Effective Amendment No. 184 to the Registrant’s Form N-1A Registration Statement on February 26, 2014 and incorporated herein by reference.

ii.	Amended Schedule B, effective November 2013, to the Sub-Advisory Agreement between Voya Investments, LLC and T. Rowe Price Associates, Inc. dated May 13, 2013 – Filed as an Exhibit to Post-Effective Amendment No. 184 to the Registrant’s Form N-1A Registration Statement on February 26, 2014 and incorporated herein by reference.

k.	Sub-Sub-Advisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price International Ltd (ING International Growth Fund) dated December 31, 2010 – Filed as an Exhibit to Post-Effective Amendment No. 146 to the Registrant’s Form N-1A Registration Statement on February 22, 2011 and incorporated herein by reference.

l.	Sub-Sub-Advisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Singapore Private Ltd. (ING International Growth Fund) dated August 2011 – Filed as an exhibit to Post-Effective Amendment No. 152 to the Registrant’s Form N-1A Registration Statement on September 30, 2011 and incorporated herein by reference.

m.	Sub-Advisory Agreement between Voya Investments, LLC and Thornburg Investment Management, Inc. dated May 13, 2013 – Filed as an Exhibit to Post-Effective Amendment No. 181 to the Registrant’s Form N-1A Registration Statement on May 31, 2013 and incorporated herein by reference.

n.	Sub-Advisory Agreement between Voya Investments, LLC and Wellington Management Company, LLP dated May 13, 2013 – Filed as an Exhibit to Post-Effective Amendment No. 183 to the Registrant’s Form N-1A Registration Statement on December 16, 2013 and incorporated herein by reference.

o.	Sub-Advisory Agreement between Voya Investments, LLC and Delaware Management Company dated May 13, 2013 – Filed as an Exhibit to Post-Effective Amendment No. 183 to the Registrant’s Form N-1A Registration Statement on December 16, 2013 and incorporated herein by reference.

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i.	Assignment and Assumption of Sub-Advisory Agreement between Delaware Management Company and Delaware Investments Fund Advisers dated May 23, 2013 – Filed as an Exhibit to Post-Effective Amendment No. 184 to the Registrant’s Form N-1A Registration Statement on February 26, 2014 and incorporated herein by reference.

p.	Sub-Advisory Agreement between Voya Investments, LLC and J.P. Morgan Investment Management Inc. dated May 13, 2013 – Filed as an Exhibit to Post-Effective Amendment No. 183 to the Registrant’s Form N-1A Registration Statement on December 16, 2013 and incorporated herein by reference.

i.	Amended Schedule A, effective July 1, 2013, to the Sub-Advisory Agreement between Voya Investments, LLC and J.P.Morgan Investment Management Inc. dated May 13, 2013 – Filed as an Exhibit to Post-Effective Amendment No. 183 to the Registrant’s Form N-1A Registration Statement on December 16, 2013 and incorporated herein by reference.

q.	Sub-Advisory Agreement between Voya Investments, LLC and Lazard Asset Management LLC dated July 1, 2013 – Filed as an Exhibit to Post-Effective Amendment No. 183 to the Registrant’s Form N-1A Registration Statement on December 16, 2013 and incorporated herein by reference.

r.	Expense Limitation Agreement between Voya Investments, LLC and Voya Mutual Funds (ING Global Equity Dividend Fund), effective October 1, 2013 – Filed as an Exhibit to Post-Effective Amendment No. 184 to the Registrant’s Form N-1A Registration Statement on February 26, 2014 and incorporated herein by reference.

i.	Waiver Letter dated January 1, 2014, between Voya Investments, LLC and Voya Mutual Funds (ING Global Equity Dividend Fund), for the period from January 1, 2014 through March 1, 2015 – Filed as an Exhibit to Post-Effective Amendment No. 184 to the Registrant’s Form N-1A Registration Statement on February 26, 2014 and incorporated herein by reference.

s.	Expense Limitation Agreement between voya Investments, LLC and Voya Mutual Funds, effective May 13, 2013 – Filed as an Exhibit to Post-Effective Amendment No. 184 to the Registrant’s Form N-1A Registration Statement on February 26, 2014 and incorporated herein by reference.

i.	Amended Schedule A dated January 1, 2014 to the Expense Limitation Agreement between Voya Investments, LLC and Voya Mutual Funds, effective May 13, 2013 – Filed as an Exhibit to Post-Effective Amendment No. 184 to the Registrant’s Form N-1A Registration Statement on February 26, 2014 and incorporated herein by reference.

ii.	Side Letter Agreement dated January, 1, 2014 to the Expense Limitation Agreement between Voya Investments, LLC and Voya Mutual Funds (ING Global Natural Resources Fund) effective May 13, 2013 for the period from January 1, 2014 through March 1, 2015 – Filed as an Exhibit to Post-Effective Amendment No. 184 to the Registrant’s Form N-1A Registration Statement on February 26, 2014 and incorporated herein by reference.

iii.	Side Letter Agreement dated January 1, 2014 to the Expense Limitation Agreement between Voya Investments, LLC and Voya Mutual Funds (ING Diversified International Fund), effective May 13, 2013 for the period from January 1, 2014 through March 1, 2015 – Filed as an Exhibit to Post-Effective Amendment No. 184 to the Registrant’s Form N-1A Registration Statement on February 26, 2014 and incorporated herein by reference.

iv.	Side Letter Agreement dated March 1, 2014 to the Expense Limitation Agreement between Voya Investments, LLC and Voya Mutual Funds (ING Global Opportunities Fund), effective May 13, 2013 for the period from March 1, 2014 through March 1, 2015 – Filed as an Exhibit to Post-Effective Amendment No. 184 to the Registrant’s Form N-1A Registration Statement on February 26, 2014 and incorporated herein by reference.

v.	Side Letter Agreement dated March 1, 2014 between Voya Investments, LLC and Voya Mutual Funds (ING Emerging Markets Equity Fund) effective May 13, 2013 for the period from March 1, 2014 through March 1, 2015 – Filed as an Exhibit to Post-Effective Amendment No. 184 to the Registrant’s Form N-1A Registration Statement on February 26, 2014 and incorporated herein by reference.

vi.	Side Letter Agreement dated March 1, 2014 to the Expense Limitation Agreement between Voya Investments, LLC and Voya Mutual Funds (ING International Small Cap Fund) effective May 13, 2013 for the period from March 1, 2014 through March 1, 2015 – Filed as an Exhibit to Post-Effective Amendment No. 184 to the Registrant’s Form N-1A Registration Statement on February 26, 2014 and incorporated herein by reference.

t.	Expense Limitation Agreement between Voya Investments, LLC, Voya Mutual Funds and CBRE Clarion Securities LLC effective May 13, 2013 (ING International Real Estate Fund) – Filed as an Exhibit to Post-Effective Amendment No. 184 to the Registrant’s Form N-1A Registration Statement on February 26, 2014 and incorporated herein by reference.

i.	Side Letter Agreement dated December 31, 2013 to the Expense Limitation Agreement between Voya Investments, LLC, Voya Mutual Funds and CBRE Clarion Securities LLC, effective May 13, 2013 (ING International Real Estate Fund) – Filed as an Exhibit to Post-Effective Amendment No. 184 to the Registrant’s Form N-1A Registration Statement on February 26, 2014 and incorporated herein by reference.

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u.	Expense Limitation Agreement between Voya Investments Distributor, LLC (formerly, ING Investments Distributor, LLC), Voya Investments, LLC, and Voya Mutual Funds (ING International Value Equity Fund) effective July 30, 2013 – Filed as an Exhibit to Post-Effective Amendment No. 184 to the Registrant’s Form N-1A Registration Statement on February 26, 2014 and incorporated herein by reference.

7.	Underwriting Agreement between Voya Mutual Funds and Voya Investments Distributor, LLC dated May 13, 2013 – Filed as an Exhibit to Post-Effective Amendment No. 183 to the Registrant’s Form N-1A Registration Statement on December 16, 2013 and incorporated herein by reference.

8.	Not Applicable.

9.	a.	Custody Agreement with The Bank of New York Mellon dated January 6, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant's Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

i.	Amended Exhibit A dated March 28, 2013 to the Custody Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 177 to the Registrant’s Form N-1A Registration Statement on March 27, 2013 and incorporated herein by reference.

b.	Foreign Custody Manager Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 99 to the Registrant’s Form N-1A Registration Statement on August 29, 2003 and incorporated herein by reference.

i.	Amended Exhibit A dated March 28, 2013 to the Foreign Custody Manager Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 177 to the Registrant’s Form N-1A Registration Statement on March 27, 2013 and incorporated herein by reference.

ii.	Amended Schedule 2 dated June 4, 2008 to the Foreign Custody Manager Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Form N-1A Registration Statement on May 29, 2009 and incorporated herein by reference.

c.	Securities Lending Agreement and Guaranty with The Bank of New York Mellon dated August 7, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

i.	Amended Exhibit A dated March 28, 2013 to the Securities Lending Agreement and Guaranty with The Bank of New York Mellon dated August 7, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 177 to the Registrant’s Form N-1A Registration Statement on March 27, 2013 and incorporated herein by reference.

10.	a.	Second Amended and Restated Service and Distribution Plan (Class A shares) dated November 29, 2012 – Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

i.	Amended Schedule A dated November 21, 2013 to the Second Amended and Restated Service and Distribution Plan (Class A shares) dated November 29, 2012 – Filed as an Exhibit to Post-Effective Amendment No. 184 to the Registrant’s Form N-1A Registration Statement on February 26, 2014 and incorporated herein by reference.

b.	Second Amended and Restated Service and Distribution Plan (Class B shares) dated November 29, 2012 – Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

i.	Amended Schedule A dated November 21, 2013, to the Second Amended and Restated Service and Distribution Plan (Class B shares) dated November 29, 2012 – Filed as an Exhibit to Post-Effective Amendment No. 184 to the Registrant’s Form N-1A Registration Statement on February 26, 2014 and incorporated herein by reference.

c.	Second Amended and Restated Service and Distribution Plan (Class C shares) dated November 29, 2012 – Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

i.	Amended Schedule A dated November 21, 2013 to the Second Amended and Restated Service and Distribution Plan (Class C shares) dated November 29, 2012 – Filed as an Exhibit to Post-Effective Amendment No. 184 to the Registrant’s Form N-1A Registration Statement on February 26, 2014 and incorporated herein by reference.

d.	Amended and Restated Service and Distribution Plan (Class A shares for ING Global Natural Resources Fund and ING Russia Fund) dated November 29, 2012 – Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

i.	Schedule A dated November 29 2012 to the Service and Distribution Plan (Class A shares for ING Global Natural Resources Fund and ING Russia Fund) – Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

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e.	Amended and Restated Shareholder Servicing Plan (Class A, Class B, and Class C shares for ING Global Real Estate Fund) dated November 29, 2012– Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

i.	Schedule A dated November 29 2012 to the Service and Distribution Plan (Class A Class B, and Class C shares for ING Global Real Estate Fund) dated November 29, 2012– Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

f.	Amended and Restated Service and Distribution Plan (Class B shares for ING Global Natural Resources Fund and ING Russia Fund) dated November, 29, 2012 – Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

i.	Schedule A dated November 29, 2012 to the Service and Distribution Plan (Class B shares for ING Global Natural Resources Fund and ING Russia Fund) – Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

g.	Amended and Restated Distribution Plan (Class B shares for ING Global Real Estate Fund) dated November 29, 2012 – Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

i.	Schedule A dated November 29, 2012 to the Distribution Plan (Class B shares for ING Global Real Estate Fund) – Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

h.	Amended and Restated Service and Distribution Plan (Class C shares for ING Global Natural Resources Fund and ING Russia Fund) dated November 29, 2012 – Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

i.	Schedule A dated November 29, 2012 to the Service and Distribution Plan (Class C shares for ING Global Natural Resources Fund and ING Russia Fund) – Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

i.	Amended and Restated Distribution Plan (Class C shares for ING Global Real Estate Fund) dated November 29, 2012 – Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

i.	Schedule A dated November 29, 2012 to Distribution Plan (Class C shares for ING Global Real Estate Fund) – Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

j.	Amended and Restated Shareholder Services Plan (Class O shares) dated November 29, 2012 – Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

i.	Amended Schedule A dated November 21, 2013, to the Amended and Restated Shareholder Services Plan (Class O shares) dated November 29, 2012 – Filed as an Exhibit to Post-Effective Amendment No. 184 to the Registrant’s Form N-1A Registration Statement on February 26, 2014 and incorporated herein by reference.

k.	Amended and Restated Shareholder Service and Distribution Plan (Class R shares) dated August 14, 2006 and amended as of November 29, 2012 – Filed as an Exhibit to Post-Effective Amendment No. 174 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.

i.	Amended Schedule A dated November 21, 2013 to the Amended and Restated Shareholder Service and Distribution Plan (Class R shares) dated August 14, 2006 and amended as of November 29, 2012 – Filed as an Exhibit to Post-Effective Amendment No. 184 to the Registrant’s Form N-1A Registration Statement on February 26, 2014 and incorporated herein by reference.

l.	Eighth Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3, effective November 29, 2012 – Filed as an Exhibit to Post-Effective Amendment No. 167 to the Registrant’s Form N-1A Registration Statement on November 30, 2012 and incorporated herein by reference.

i.	Amended Schedule A dated March 7, 2013 to the Eighth Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3, effective November 29, 2012 – Filed as an Exhibit to Post-Effective Amendment No. 177 to the Registrant’s Form N-1A Registration Statement on March 27, 2013 and incorporated herein by reference.

ii.	Amended Schedule B dated March 7, 2013 to the Eighth Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3, effective November 29, 2012 – Filed as an Exhibit to Post-Effective Amendment No. 177 to the Registrant’s Form N-1A Registration Statement on March 27, 2013 and incorporated herein by reference.

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11.	Opinion and Consent of Counsel – Filed herein.

12.	Opinion and Consent of Counsel Supporting Tax Matters and Consequences – To be filed by subsequent post-effective amendment.

13.	a.	Amended and Restated Administration Agreement between Voya Mutual Funds and Voya Funds Services, LLC (formerly, ING Funds Services, LLC) dated September 23, 2002 and amended and restated November 30, 2008 – Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Form N-1A Registration Statement on May 29, 2009 and incorporated herein by reference.

i.	Amended Schedule A dated November 2013 to the Amended and Restated Administration Agreement between Voya Mutual Funds and Voya Funds Services, LLC dated September 23, 2002 and amended and restated November 30, 2008 – Filed as an Exhibit to Post-Effective Amendment No. 184 to the Registrant’s Form N-1A Registration Statement on February 26, 2014 and incorporated herein by reference.

ii.	Waiver Letter dated March 1, 2014 regarding the administrative fee for Class P shares of ING Global Bond Fund – Filed as an Exhibit to Post-Effective Amendment No. 184 to the Registrant’s Form N-1A Registration Statement on February 26, 2014 and incorporated herein by reference.

b.	Transfer Agency Services Agreement between BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) and Voya Mutual Funds dated February 25, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Form N-1A Registration Statement on May 29, 2009 and incorporated herein by reference.

i.	Amended Exhibit A, effective March 28, 2013, to the Transfer Agency Services Agreement between BNY Mellon Investment Servicing (US) Inc. and Voya Mutual Funds dated February 25, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 177 to the Registrant’s Form N-1A Registration Statement on March 27, 2013 and incorporated herein by reference.

ii.	Amendment, effective February 8, 2011, to the Transfer Agency Services Agreement between BNY Mellon Investment Servicing (US) Inc. and Voya Mutual Funds dated February 25, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 149 to the Registrant’s Form N-1A Registration Statement on July 28, 2011 and incorporated herein by reference.

c.	Fund Accounting Agreement with The Bank of New York Melon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 101 to the Registrant's Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

i.	Amended Exhibit A dated March 28, 2013 to the Fund Accounting Agreement with The Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 177 to the Registrant’s Form N-1A Registration Statement on March 27, 2013 and incorporated herein by reference.

14.	Consent of independent registered public accounting firm – Filed herein.

15.	Not applicable.

16.	Powers of Attorney – Filed herein.

17.	Not applicable.

ITEM 17. UNDERTAKINGS

1.	The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.	The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3.	The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the reorganization described in this registration statement that contains an opinion of counsel supporting the tax matters.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 488 under the 1933 Act and has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 11th day of July, 2014.

Voya Mutual Funds

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Todd Modic*	Senior Vice President Chief/Principal Financial Officer	July 11, 2014

John V. Boyer*	Trustee	July 11, 2014

Patricia W. Chadwick*	Trustee	July 11, 2014

Albert E. DePrince, Jr.*	Trustee	July 11, 2014

Peter S. Drotch*	Trustee	July 11, 2014

J. Michael Earley*	Trustee	July 11, 2014

Russell H. Jones*	Trustee	July 11, 2014

Patrick W. Kenny*	Trustee	July 11, 2014

Shaun P. Mathews*	Interested Trustee and President and Chief Executive Officer	July 11, 2014

Joseph E. Obermeyer	Trustee	July 11, 2014

Sheryl K. Pressler*	Trustee	July 11, 2014

Colleen D. Baldwin*	Trustee	July 11, 2014

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Roger B. Vincent*	Trustee	July 11, 2014

*By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
as Attorney-in-Fact**

**	Powers of Attorney for Todd Modic and each Trustee - Filed herein.

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EXHIBIT INDEX

EXHIBIT NUMBER	EXHIBIT DESCRIPTION
(11)	Opinion and Consent of Counsel
(14)	Consent of Independent Registered Public Accounting Firm
(16)	Powers of Attorney

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